UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22656
American Funds Portfolio Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class A
| PGGAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.36%
Management's discussion of fund performance
The fund’s Class A shares gained 31.92% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class A (with sales charge) *	24.33%	8.81%	8.18%
American Funds Global Growth Portfolio — Class A (without sales charge) *	31.92%	10.10%	8.82%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class C
| GGPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 128	1.11%
Management's discussion of fund performance
The fund’s Class C shares gained 30.90% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class C (with sales charge) *	29.90%	9.27%	8.16%
American Funds Global Growth Portfolio — Class C (without sales charge) *	30.90%	9.27%	8.16%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class T
| TPGGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 14	0.12%
Management's discussion of fund performance
The fund’s Class T shares gained 32.23% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class T (with sales charge) 2	28.92%	9.83%	10.04%
American Funds Global Growth Portfolio — Class T (without sales charge) 2	32.23%	10.38%	10.41%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
1
Class T shares were first offered
on
April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-1
| PGGFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.38%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 31.86% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-1 *	31.86%	10.09%	8.79%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-2
| PGWFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 32.21% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-2 *	32.21%	10.38%	9.08%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-3
| PGXFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 32.41% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class F-3 2	32.41%	10.50%	10.80%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.65%
1
Class
F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-A
| CPGAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.40%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 31.86% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-A (with sales charge) *	27.22%	9.28%	8.38%
American Funds Global Growth Portfolio — Class 529-A (without sales charge) *	31.86%	10.06%	8.77%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets ( in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-C
| CPGCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 134	1.16%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 30.89% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gai
ns.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-C (with sales charge) *	29.89%	9.23%	8.35%
American Funds Global Growth Portfolio — Class 529-C (without sales charge) *	30.89%	9.23%	8.35%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MS
CI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statisti
cs
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional informati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-E
| CGGEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 73	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 31.61% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital ga
ins
.

Average annual total ret
urns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-E *	31.61%	9.81%	8.52%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statis
tics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
i
nfo
r
mati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-T
| TGPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 32.17% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-T (with sales charge) 2	28.86%	9.78%	9.98%
American Funds Global Growth Portfolio — Class 529-T (without sales charge) 2	32.17%	10.33%	10.35%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-1
| CGGFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.19%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 32.14% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-F-1 *	32.14%	10.30%	9.01%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-2
|
FGGPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.13%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 32.25% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-2 2	32.25%	9.37%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-3
| FGPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 32.29% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-3 2	32.29%	9.44%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-A
| CGGGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 29	0.25%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 32.06% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-A (with sales charge) 2	27.48%	9.45%	8.09%
American Funds Global Growth Portfolio — Class ABLE-A (without sales charge) 2	32.06%	10.23%	8.70%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	9.77%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-F-2
| CGHGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 32.27% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-F-2 2	32.27%	9.45%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-1
| RGGAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 121	1.05%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 30.97% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-1 *	30.97%	9.39%	8.06%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since
November 1, 2023
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1,

2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-1 shares increased from 0.98% to 1.05% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2
| RGGBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.09%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 30.96% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2 *	30.96%	9.30%	8.01%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2E
| REBGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 94	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 31.38% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2E *	31.38%	9.61%	8.45%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-3
| RGLCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What w
ere th
e fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 31.50% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare bett er than s
maller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-3 *	31.50%	9.78%	8.49%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
nd
statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-4
| RGGEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
co
sts for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 31.92% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall
return was fue
led by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annu
al total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-4 *	31.92%	10.13%	8.83%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5E
| RGTFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 32.22% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-ba
se
d equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered
pos
itive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
ot
al return
s
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class R-5E 2	32.22%	10.33%	9.93%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.19%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in mill ions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5
| RGGFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 32.35% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fue
l
ed by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equ
iti
es offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annu
a
l total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-5 *	32.35%	10.45%	9.14%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net a ss ets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-6
| RGGGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 32.38% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall re
tur
n was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas e
qui
ties offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 ye ars	10 years
American Funds Global Growth Portfolio — Class R-6 *	32.38%	10.50%	9.20%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in m il lions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-055-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class A
| GWPAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.35%
Ma
nageme
nt's discussion of fund performance
The fund’s Class A shares gained 37.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual t
otal returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class A (with sales charge) *	29.50%	10.73%	9.67%
American Funds Growth Portfolio — Class A (without sales charge) *	37.40%	12.05%	10.33%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class C
| GWPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were
the fu
nd costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 130	1.10%
Management's discussion of fund performance
The fund’s Class C shares gained 36.34% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class C (with sales charge) *	35.34%	11.21%	9.65%
American Funds Growth Portfolio — Class C (without sales charge) *	36.34%	11.21%	9.65%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class T
| TGGPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class T shares gained 37.67% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class T (with sales charge) 2	34.21%	11.77%	11.38%
American Funds Growth Portfolio — Class T (without sales charge) 2	37.67%	12.34%	11.75%
S&P 500 Index 3	38.02%	15.27%	14.36%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-1
| GWPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 37.29% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-1 *	37.29%	12.04%	10.29%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-2
| GWPEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were th
e fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%
Manag
ement's discu
ssion of fund performance
The fund’s Class F-2 shares gained 37.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-2 *	37.70%	12.32%	10.58%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-3
| GWPDX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 37.84% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Averag
e annual tot
al returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class F-3 2	37.84%	12.45%	11.94%
S&P 500 Index 3	38.02%	15.27%	14.43%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-A
| CGPAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
Wh
at were
the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.39%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 37.27% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-A (with sales charge) *	32.47%	11.20%	9.88%
American Funds Growth Portfolio — Class 529-A (without sales charge) *	37.27%	12.00%	10.27%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-C
| CGPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 136	1.15%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 36.25% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-C (with sales charge) *	35.25%	11.15%	9.84%
American Funds Growth Portfolio — Class 529-C (without sales charge) *	36.25%	11.15%	9.84%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-E
| CGPEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 72	0.61%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 37.01% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-E *	37.01%	11.76%	10.02%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-T
| TPGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.15%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 37.62% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-T (with sales charge) 2	34.16%	11.70%	11.31%
American Funds Growth Portfolio — Class 529-T (without sales charge) 2	37.62%	12.27%	11.69%
S&P 500 Index 3	38.02%	15.27%	14.36%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-1
| CGPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.18%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 37.57% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-F-1 *	37.57%	12.25%	10.51%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-2
|
FGPGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.13%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 37.68% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds Growth Portfolio — Class 529-F-2 2	37.68%	11.70%
S&P 500 Index 3	38.02%	16.69%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addition
al
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-3
| FPGGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 37.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total
returns
	1 year	Since inception 1
American Funds Growth Portfolio — Class 529-F-3 2	37.75%	11.77%
S&P 500 Index 3	38.02%	16.69%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-A
|
CGQGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 30	0.25%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 37.48% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class ABLE-A (with sales charge) 2	32.66%	11.37%	9.49%
American Funds Growth Portfolio — Class ABLE-A (without sales charge) 2	37.48%	12.17%	10.11%
S&P 500 Index 3	38.02%	15.27%	13.85%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	4.90%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additio
nal
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-F-2
| CGRGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 37.79% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	Since inception 1
American Funds Growth Portfolio — Class ABLE-F-2 2	37.79%	11.80%
S&P 500 Index 3	38.02%	16.69%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-1
| RGWAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 130	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 36.29% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-1 *	36.29%	11.22%	9.49%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2
| RGWBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 129	1.09%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 36.34% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2 *	36.34%	11.23%	9.50%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2E
| RBGEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 95	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 36.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2E *	36.75%	11.54%	9.87%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-3
| RGPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 76	0.64%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 36.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-3 *	36.95%	11.73%	9.99%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-4
| RGWEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 37.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-4 *	37.40%	12.07%	10.32%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5E
| RGSFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 18	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 37.66% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller co
m
pany sh
a
res, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offe
re
d positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total ret
urn
s
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class R-5E 2	37.66%	12.28%	11.32%
S&P 500 Index 3	38.02%	15.27%	13.90%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	6.04%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in mi lli ons)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5
| RGWFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 37.78% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was f
uel
ed by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equi
tie
s offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
r
ns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-5 *	37.78%	12.39%	10.64%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in mil lion s)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-6
| RGWGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 37.83% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based eq
uit
ies, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive re
tu
rns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
ta
l returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-6 *	37.83%	12.44%	10.70%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statis
t
ics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-053-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class A
| GAIOX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 28.99% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return
w
as fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas eq
uitie
s offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average ann
u
al total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class A (with sales charge) *	21.58%	8.86% )	7.72%
American Funds Growth and Income Portfolio — Class A (without sales charge) *	28.99%	10.15% )	8.36%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
ti
stics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class C
| GAITX
for the year ended October 31, 2024
This
annual shareholder report
contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 27.98% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fue
led
by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offer
ed
positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class C (with sales charge) *	26.98%	9.34% )	7.71%
American Funds Growth and Income Portfolio — Class C (without sales charge) *	27.98%	9.34% )	7.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net as set s (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class T
| TGXIX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class T shares gained 29.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fue
le
d by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities off
er
ed positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual to
t
al returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class T (with sales charge) 2	26.06%	9.90% )	9.39%
American Funds Growth and Income Portfolio — Class T (without sales charge) 2	29.30%	10.45% )	9.76%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in mi lli ons)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-1
| GAIFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 28.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-ba
se
d equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive ret
urn
s for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total r
et
urns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-1 *	28.93%	10.11% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-2
| GAIEX
for the year ended October 31, 2024
This annual sharehold
er re
port contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What
were th
e fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 29.27% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-2 *	29.27%	10.40% )	8.59%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-3
|
GAIHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 29.37% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class F-3 2	29.37%	10.50% )	9.93%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.53%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-A
| CGNAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 28.96% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-A (with sales charge) *	24.41%	9.35% )	7.92%
American Funds Growth and Income Portfolio — Class 529-A (without sales charge) *	28.96%	10.12% )	8.30%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-C
| CGNCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 128	1.12%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 27.91% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-C (with sales charge) *	26.91%	9.29% )	7.89%
American Funds Growth and Income Portfolio — Class 529-C (without sales charge) *	27.91%	9.29% )	7.89%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex US A †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-E
| CGNEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.60%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 28.62% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-E *	28.62%	9.86% )	8.05%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy
of
most shareholder documents
will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-T
| TGGGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 15	0.13%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 29.22% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-T (with sales charge) 2	25.99%	9.84% )	9.33%
American Funds Growth and Income Portfolio — Class 529-T (without sales charge) 2	29.22%	10.39% )	9.70%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund
type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-1
| CGNFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.18%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 29.15% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-F-1 *	29.15%	10.33% )	8.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-2
| FGGIX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 13	0.11%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 29.26% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-2 2	29.26%	10.95% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-3
| FGIIX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 29.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-3 2	29.30%	11.02% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-A
|
CGNGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 27	0.24%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 29.06% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general,
overseas
equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	24.52%	9.49% )	8.29% )
American Funds Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	29.06%	10.27% )	8.90% )
S&P 500 Index 3	38.02%	15.27% )	13.85% )
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	(0.20) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	4.90% )
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-F-2
| CGLGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 5	0.04%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 29.37% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s
overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-F-2 2	29.37%	11.05% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-1
| RGNAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 124	1.09%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 27.96% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-1 *	27.96%	9.33% )	7.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2
| RGNBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 122	1.07%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 28.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2 *	28.02%	9.34% )	7.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2E
| RBEGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 92	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 28.36% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total
returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2E *	28.36%	9.63% )	7.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or
MSCI
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-3
| RAICX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 74	0.65%
Management's
discussion of fund performance
The fund’s Class R-3 shares gained 28.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
Wha
t factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-3 *	28.61%	9.80% )	8.01%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-4
| RGNEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 28.97% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In
general
, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-4 *	28.97%	10.14% )	8.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5E
| RGQFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.14%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 29.26% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What
factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class R-5E 2	29.26%	10.36% )	9.53%
S&P 500 Index 3	38.02%	15.27% )	13.90%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.77%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.04%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5
| RGNFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 29.32% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-5 *	29.32%	10.45% )	8.65%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or
MSCI
.
T
he fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-6
| RGNGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 29.38% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s
overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-6 *	29.38%	10.51% )	8.70%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-051-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class A
| BLPAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.32%
Management's discussion of fund performance
The fund’s Class A shares gained 24.58% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What
factors
influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class A (with sales charge) *	17.44%	6.76% )	6.60%
American Funds Moderate Growth and Income Portfolio — Class A (without sales charge) *	24.58%	8.03% )	7.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class C
| BLPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.06%
Management's discussion of fund performance
The fund’s Class C shares gained 23.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for
additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How
a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class C (with sales charge) *	22.61%	7.24% )	6.59%
American Funds Moderate Growth and Income Portfolio — Class C (without sales charge) *	23.61%	7.24% )	6.59%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class T
| TBBPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class T shares gained 24.89% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains
.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class T (with sales charge) 2	21.76%	7.78% )	7.90%
American Funds Moderate Growth and Income Portfolio — Class T (without sales charge) 2	24.89%	8.32% )	8.25%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-1
|
BLPFX
for the year ended October 31, 2024
This
annual shareholder report
contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.50% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer
to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-1 *	24.50%	7.99% )	7.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-2
| BLPEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.84% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-2 *	24.84%	8.26% )	7.48%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-3
| BLPDX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class F-3 2	24.93%	8.37% )	8.42%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-A
| CBAAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.53% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller
positive
returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge) *	20.17%	7.24% )	6.81%
American Funds Moderate Growth and Income Portfolio — Class 529-A (without sales charge) *	24.53%	8.00% )	7.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-C
| CBPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 124	1.11%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.54% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge) *	22.54%	7.18% )	6.78%
American Funds Moderate Growth and Income Portfolio — Class 529-C (without sales charge) *	23.54%	7.18% )	6.78%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-E
| CBAEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 66	0.59%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 24.23% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-E *	24.23%	7.74% )	6.94%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-T
| TBPBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 24.81% for the year ended October 31, 2024. That result compares
with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge) 2	21.68%	7.72% )	7.83%
American Funds Moderate Growth and Income Portfolio — Class 529-T (without sales charge) 2	24.81%	8.26% )	8.19%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-1
| CBAFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 19	0.17%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 24.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal
Reserve
began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-F-1 *	24.70%	8.21% )	7.42%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-2
|
FBBPX
for the year ended October 31, 2024
T
his annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 24.83% for the year ended October
31
, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-2 2	24.83%	8.79% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-3
| FPPBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 24.88% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-3 2	24.88%	8.84% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-
A
| CBAGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 28	0.25%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 24.65% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	20.29%	7.35% )	6.92%
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	24.65%	8.11% )	7.52%
S&P 500 Index 3	38.02%	15.27% )	13.85%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.37%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	4.90%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio
holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-F-2
| CBBGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE -F-2	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 24.87% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2 2	24.87%	8.88% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-1
| RBAAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 119	1.06%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-1 *	23.61%	7.22% )	6.42%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2
| RBABX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.08%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.63% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2 *	23.63%	7.21% )	6.42%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2E
| RBBEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 91	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.88% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2E *	23.88%	7.50% )	6.79%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-3
| RBACX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 73	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 24.17% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-3 *	24.17%	7.69% )	6.89%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-4
| RBAEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.53% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-4 *	24.53%	8.01% )	7.22%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5E
| RGPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class R-5E 2	24.75%	8.22% )	7.95%
S&P 500 Index 3	38.02%	15.27% )	13.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.04%
1
Class R-5E shares were first offered on November 20,
2015
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5
| RBAFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.81% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-5 *	24.81%	8.31% )	7.52%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-6
| RBAGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-6 *	24.95%	8.36% )	7.58%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or
MSC
I.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-050-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class A
| INPAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.31%
Management's discussion of fund performance
The fund’s Class A shares gained 20.89% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class A (with sales charge) *	13.90%	4.97% )	5.12%
American Funds Conservative Growth and Income Portfolio — Class A (without sales charge) *	20.89%	6.22% )	5.74%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net a
ss
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class C
| INPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.05%
Management's discussion of fund performance
The fund’s Class C shares gained 19.92% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class C (with sales charge) *	18.92%	5.45% )	5.12%
American Funds Conservative Growth and Income Portfolio — Class C (without sales charge) *	19.92%	5.45% )	5.12%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class T
| TTPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class T shares gained 21.19% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class T (with sales charge) 2	18.17%	5.97% )	6.11%
American Funds Conservative Growth and Income Portfolio — Class T (without sales charge) 2	21.19%	6.51% )	6.46%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-1
| INPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.80% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-1 *	20.80%	6.18% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-2
| INPEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.09% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-2 *	21.09%	6.45% )	5.96%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-3
| INPDX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.24% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class F-3 2	21.24%	6.55% )	6.62%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-A
| CIPAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.86% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge) *	16.58%	5.45% )	5.32%
American Funds Conservative Growth and Income Portfolio — Class 529-A (without sales charge) *	20.86%	6.20% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-C
| CIPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 121	1.10%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.84% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge) *	18.84%	5.39% )	5.29%
American Funds Conservative Growth and Income Portfolio — Class 529-C (without sales charge) *	19.84%	5.39% )	5.29%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-E
| CIPEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.59%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.48% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-p
ayi
ng equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bo
n
ds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total ret
ur
ns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-E *	20.48%	5.93% )	5.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in mil lion s)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-T
| TPTPX
for the year ended October 31, 2024
This
annual shareholder report
contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.14% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-pa
yin
g equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bo
nd
s, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average an
nual
total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge) 2	18.12%	5.92% )	6.05%
American Funds Conservative Growth and Income Portfolio — Class 529-T (without sales charge) 2	21.14%	6.46% )	6.41%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in m illio ns)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-1
| CIPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 20	0.18%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-F-1 *	20.93%	6.39% )	5.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-2
| FTPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.04% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-2 2	21.04%	7.98% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-3
| FPTPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.09% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period.
Equities
posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-3 2	21.09%	8.02% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-A
| CIPGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 27	0.24%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 20.91% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	16.64%	5.56% )	5.64%
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	20.91%	6.30% )	6.23%
S&P 500 Index 3	38.02%	15.27% )	13.85%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.37%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	4.90%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-F-2
| CIQGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 21.23% for the year ended October 31, 2024. That result
compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2 2	21.23%	8.07% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-1
| RNCAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.07%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-1 *	19.95%	5.41% )	4.92%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg
Index
Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2
| RINBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.09%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.92% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher
yields for much of the period.
The fund’s focus on domestic,
dividend
-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2 *	19.92%	5.42% )	4.93%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2E
| RNBEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 89	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.27% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow
during
the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2E *	20.27%	5.71% )	5.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-3
| RNCCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.63%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.47% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital g
ains
.

Average annual to
tal
ret
urns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-3 *	20.47%	5.89% )	5.40%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
is
tic
s
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-4
| RINEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital g
ains.

Average annual t
otal r
etu
rns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-4 *	20.75%	6.19% )	5.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
nd st
atisti
cs
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5E
| RGOFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 15	0.14%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.01% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains.

Average annual total retur
ns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class R-5E 2	21.01%	6.39% )	6.72%
S&P 500 Index 3	38.02%	15.27% )	13.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.04%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statis
tics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5
| RINFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.22% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-5 *	21.22%	6.50% )	6.02%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-6
| RINGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.19% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-6 *	21.19%	6.55% )	6.07%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%
Portfolio holdings
by
fund
type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-047-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class A
| TAIAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.32%
Management's discussion of fund performance
The fund’s Class A shares gained 22.59% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (with sales charge) *	17.98%	5.84% )	6.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (without sales charge) *	22.59%	6.66% )	6.41%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-046-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class C
| TAICX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.04%
Management's discussion of fund performance
The fund’s Class C shares gained 21.74% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (with sales charge) *	20.74%	5.93% )	5.81%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (without sales charge) *	21.74%	5.93% )	5.81%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-046-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class T
| TATAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class T shares gained 23.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (with sales charge) 2	19.99%	6.45% )	6.96%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (without sales charge) 2	23.02%	6.99% )	7.32%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-046-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-1
| TAIFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.38%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-1 *	22.61%	6.62% )	6.39%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-046-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-2
| TXIFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 22.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-2 *	22.95%	6.90% )	6.66%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-046-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-3
| TYIFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-3 2	23.02%	7.01% )	7.46%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all
distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-046-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class A
| PPVAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class A shares gained 6.98% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class A (with sales charge) *	4.37%	0.70% )	1.09%
American Funds Preservation Portfolio — Class A (without sales charge) *	6.98%	1.22% )	1.35%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class C
| PPVCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	1.09%
Management's discussion of fund performance
The fund’s Class C shares gained 6.24% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class C (with sales charge) *	5.24%	0.52% )	0.78%
American Funds Preservation Portfolio — Class C (without sales charge) *	6.24%	0.52% )	0.78%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class T
| TPPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class T shares gained 7.21% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class T (with sales charge) 2	4.47%	1.01% )	1.44%
American Funds Preservation Portfolio — Class T (without sales charge) 2	7.21%	1.53% )	1.77%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.58%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-1
| PPVFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.86% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-1 *	6.86%	1.22% )	1.34%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-2
| PPEFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.28% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-2 *	7.28%	1.49% )	1.62%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-3
| PPFFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.39% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class F-3 2	7.39%	1.60% )	1.86%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-A
| CPPAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.89% for the year ended October 31, 2024. That result compares
with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment
of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-A (with sales charge) *	4.27%	0.71% )	1.07%
American Funds Preservation Portfolio — Class 529-A (without sales charge) *	6.89%	1.23% )	1.33%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-C
| CPPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 115	1.12%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.10% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-C (with sales charge) *	5.10%	0.45% )	0.95%
American Funds Preservation Portfolio — Class 529-C (without sales charge) *	6.10%	0.45% )	0.95%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the
fund's
primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume
all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-E
|
CPPEX
 for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 62	0.60%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.66% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-E *	6.66%	1.00% )	1.11%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024,
the
fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-T
| TPAPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.13% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-T (with sales charge) 2	4.40%	0.95% )	1.37%
American Funds Preservation Portfolio — Class 529-T (without sales charge) 2	7.13%	1.47% )	1.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.58%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-1
| CPPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.21%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.19% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s
fiscal
year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total ret
urns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-F-1 *	7.19%	1.42% )	1.56%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-2
|
FPPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.11%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.17% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive
to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Preservation Portfolio — Class 529-F-2 2	7.17%	0.47% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	0.31% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index
that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-3
| FFPPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.21% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Preservation Portfolio — Class 529-F-3 2	7.21%	0.50% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	0.31% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-A
| CPPGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 26	0.25%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 7.06% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. F eder
al Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class ABLE-A (with sales charge) 2	4.34%	0.82% )	1.49%
American Funds Preservation Portfolio — Class ABLE-A (without sales charge) 2	7.06%	1.34% )	1.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.37%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.87%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-F-2
| CPQGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 7.26% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Preservation Portfolio — Class ABLE-F-2 2	7.26%	0.62% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	0.31% )
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-1
| RPPVX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 107	1.04%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.32% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-1 *	6.32%	0.50% )	0.61%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2
| RPPBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 111	1.08%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.17% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period
, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2 *	6.17%	0.50% )	0.61%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2E
| RPBEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.85%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.55% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2E *	6.55%	0.78% )	0.96%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024,
the
fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-3
| RPPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 65	0.63%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.74% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings
, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-3 *	6.74%	0.96% )	1.07%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-4
| RPPEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.92% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began
instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-4 *	6.92%	1.26% )	1.38%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5E
| RGMFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.16%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.23% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class R-5E 2	7.23%	1.44% )	1.66%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.52%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies
as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5
| RPPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.22% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-5 *	7.22%	1.54% )	1.66%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-6
| RPPGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.28% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-6 *	7.28%	1.59% )	1.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change
in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-045-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class A
| TEPAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.35%
Management's discussion of fund performance
The fund’s Class A shares gained 6.50% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge) *	3.80%	0.47%	1.10%
American Funds Tax-Exempt Preservation Portfolio — Class A (without sales charge) *	6.50%	0.97%	1.36%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the
fund's
primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-044-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class C
| TEPCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 107	1.04%
Management's discussion of fund performance
The fund’s Class C shares gained 5.85% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings
, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge) *	4.85%	0.27%	0.79%
American Funds Tax-Exempt Preservation Portfolio — Class C (without sales charge) *	5.85%	0.27%	0.79%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-044-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class T
|
TTEPX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class T shares gained 6.98% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period
.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge) 2	4.26%	0.80%	1.37%
American Funds Tax-Exempt Preservation Portfolio — Class T (without sales charge) 2	6.98%	1.30%	1.71%
Bloomberg Municipal Bond Index 3	9.70%	1.05%	2.21%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	6.06%	1.11%	1.62%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-044-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-1
| TEPFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.56% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period
.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-1 *	6.56%	0.96%	1.36%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-044-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-2
| TXEFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.76% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly ad diti
ve to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-2 *	6.76%	1.20%	1.62%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-044-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-3
| TYEFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.97% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were partic
ula
rly additive to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class F-3 2	6.97%	1.33%	1.85%
Bloomberg Municipal Bond Index 3	9.70%	1.05%	2.35%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	6.06%	1.11%	1.71%
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-044-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	88,000	14,000	35,000	None
October 31, 2023	75,000	10,000	33,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	2,131,000	None	11,000
October 31, 2023	Not Applicable	2,183,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	2,192,000
October 31, 2023	2,226,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Portfolio Series
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-900-1224 © 2024 Capital Group. All rights reserved.

American Funds Global Growth Portfolio
Investment portfolio October 31, 2024

Growth funds 85%	Shares	Value (000)
New Perspective Fund, Class R-6	19,082,929	$1,230,277
The New Economy Fund, Class R-6	14,057,975	924,171
The Growth Fund of America, Class R-6	11,913,653	924,142
SMALLCAP World Fund, Inc., Class R-6	12,796,654	914,065
EuroPacific Growth Fund, Class R-6	8,256,459	478,132
New World Fund, Inc., Class R-6	5,135,814	422,369
American Funds Global Insight Fund, Class R-6	12,805,723	304,776
		5,197,932
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	13,707,673	924,171
Total investment securities 100% (cost: $4,529,766,000)		6,122,103
Other assets less liabilities 0%		(1,479)
Net assets 100%		$6,120,624
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85%
New Perspective Fund, Class R-6	$976,775	$60,329	$62,628	$5,965	$249,836	$1,230,277	$13,335	$46,994
The New Economy Fund, Class R-6	740,419	34,599	101,204	1,217	249,140	924,171	4,595	29,996
The Growth Fund of America, Class R-6	733,573	60,771	124,873	13,565	241,106	924,142	7,053	53,717
SMALLCAP World Fund, Inc., Class R-6	709,981	48,835	13,888	(4,209)	173,346	914,065	8,158	—
EuroPacific Growth Fund, Class R-6	482,551	35,158	124,261	15,513	69,171	478,132	10,749	19,398
New World Fund, Inc., Class R-6	241,350	136,797	6,598	953	49,867	422,369	4,379	3,214
American Funds Global Insight Fund, Class R-6	—	304,127	7,889	(170)	8,708	304,776	—	—
						5,197,932
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	983,843	38,436	341,854	59,873	183,873	924,171	21,196	17,240
Total 100%				$92,707	$1,225,047	$6,122,103	$69,465	$170,559

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

1	American Funds Portfolio Series

American Funds Growth Portfolio
Investment portfolio October 31, 2024

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	64,471,266	$5,001,037
AMCAP Fund, Class R-6	65,935,475	2,957,865
New Perspective Fund, Class R-6	45,471,306	2,931,535
SMALLCAP World Fund, Inc., Class R-6	40,881,320	2,920,153
The New Economy Fund, Class R-6	30,337,599	1,994,394
		15,804,984
Growth-and-income funds 20%
The Investment Company of America, Class R-6	33,082,327	1,997,511
Fundamental Investors, Class R-6	23,338,470	1,986,570
		3,984,081
Total investment securities 100% (cost: $14,912,160,000)		19,789,065
Other assets less liabilities 0%		(5,127)
Net assets 100%		$19,783,938
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,538,187	$311,399	$126,040	$1,208	$1,276,283	$5,001,037	$34,568	$263,287
AMCAP Fund, Class R-6	2,784,018	213,044	902,714	92,972	770,545	2,957,865	18,300	136,173
New Perspective Fund, Class R-6	1,381,789	1,131,586	—	—	418,160	2,931,535	19,289	67,979
SMALLCAP World Fund, Inc., Class R-6	2,072,849	346,695	3,097	(584)	504,290	2,920,153	24,108	—
The New Economy Fund, Class R-6	1,404,619	99,759	6,055	(465)	496,536	1,994,394	8,803	57,463
						15,804,984
Growth-and-income funds 20%
The Investment Company of America, Class R-6	—	1,885,289	18,375	244	130,353	1,997,511	12,995	7,650
Fundamental Investors, Class R-6	2,819,741	211,315	1,887,081	358,478	484,117	1,986,570	38,172	128,025
						3,984,081
Total 100%				$451,853	$4,080,284	$19,789,065	$156,235	$660,577

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Portfolio Series	2

American Funds Growth and Income Portfolio
Investment portfolio October 31, 2024

Growth funds 20%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	20,252,184	$1,446,613
The Growth Fund of America, Class R-6	16,901,156	1,311,023
American Funds Global Insight Fund, Class R-6	37,759,701	898,681
		3,656,317
Growth-and-income funds 45%
The Investment Company of America, Class R-6	61,482,685	3,712,325
Capital World Growth and Income Fund, Class R-6	40,554,544	2,734,187
Washington Mutual Investors Fund, Class R-6	29,233,860	1,861,320
		8,307,832
Equity-income funds 10%
Capital Income Builder, Class R-6	25,344,814	1,834,965
Balanced funds 10%
American Balanced Fund, Class R-6	51,512,334	1,850,323
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	97,007,543	913,811
The Bond Fund of America, Class R-6	80,820,909	911,660
American Funds Strategic Bond Fund, Class R-6	98,794,956	908,913
		2,734,384
Total investment securities 100% (cost: $14,444,124,000)		18,383,821
Other assets less liabilities 0%		(4,403)
Net assets 100%		$18,379,418

3	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
SMALLCAP World Fund, Inc., Class R-6	$1,069,341	$120,776	$—	$—	$256,496	$1,446,613	$12,387	$—
The Growth Fund of America, Class R-6	1,057,847	90,722	201,154	5,756	357,852	1,311,023	10,277	78,278
American Funds Global Insight Fund, Class R-6	—	873,006	—	—	25,675	898,681	—	—
						3,656,317
Growth-and-income funds 45%
The Investment Company of America, Class R-6	2,915,837	185,300	339,774	39,032	911,930	3,712,325	55,982	127,097
Capital World Growth and Income Fund, Class R-6	2,869,180	159,618	1,006,465	155,556	556,298	2,734,187	61,745	50,293
Washington Mutual Investors Fund, Class R-6	1,445,064	150,107	62,758	4,996	323,911	1,861,320	32,117	110,759
						8,307,832
Equity-income funds 10%
Capital Income Builder, Class R-6	1,387,292	190,840	33,504	1,822	288,515	1,834,965	60,098	1,692
Balanced funds 10%
American Balanced Fund, Class R-6	1,393,045	125,980	4,715	619	335,394	1,850,323	43,596	—
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	683,141	177,155	11,511	(158)	65,184	913,811	53,429	—
The Bond Fund of America, Class R-6	682,305	198,610	7,528	(407)	38,680	911,660	37,904	—
American Funds Strategic Bond Fund, Class R-6[2]	681,878	206,837	28,123	(1,371)	49,692	908,913	19,384	—
						2,734,384
Total 100%				$205,845	$3,209,627	$18,383,821	$386,919	$368,119

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Portfolio Series	4

American Funds Moderate Growth and Income Portfolio
Investment portfolio October 31, 2024

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,384,567	$733,963
SMALLCAP World Fund, Inc., Class R-6	9,791,352	699,396
		1,433,359
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,155,199	2,174,662
Capital World Growth and Income Fund, Class R-6	21,492,463	1,449,022
		3,623,684
Equity-income funds 10%
The Income Fund of America, Class R-6	56,749,315	1,459,592
Balanced funds 40%
American Balanced Fund, Class R-6	100,537,100	3,611,293
American Funds Global Balanced Fund, Class R-6	55,309,198	2,143,231
		5,754,524
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	74,199,137	698,956
The Bond Fund of America, Class R-6	60,965,602	687,692
American Funds Strategic Bond Fund, Class R-6	74,658,834	686,861
		2,073,509
Total investment securities 100% (cost: $11,397,809,000)		14,344,668
Other assets less liabilities 0%		(3,527)
Net assets 100%		$14,341,141

5	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$587,390	$35,907	$42,543	$(721)	$153,930	$733,963	$7,937	$27,970
SMALLCAP World Fund, Inc., Class R-6	563,974	15,181	13,324	(2,772)	136,337	699,396	6,459	—
						1,433,359
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,775,078	172,151	169,168	21,450	375,151	2,174,662	38,474	133,678
Capital World Growth and Income Fund, Class R-6	1,185,586	48,926	82,255	1,325	295,440	1,449,022	28,448	20,478
						3,623,684
Equity-income funds 10%
The Income Fund of America, Class R-6	1,188,005	52,041	18,109	(322)	237,977	1,459,592	52,041	—
Balanced funds 40%
American Balanced Fund, Class R-6	2,959,115	90,303	133,481	4,091	691,265	3,611,293	90,358	—
American Funds Global Balanced Fund, Class R-6	1,776,912	43,626	14,851	(360)	337,904	2,143,231	43,626	—
						5,754,524
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	597,383	48,170	2,336	23	55,716	698,956	42,752	—
The Bond Fund of America, Class R-6	590,971	63,519	—	—	33,202	687,692	29,964	—
American Funds Strategic Bond Fund, Class R-6[2]	588,030	65,918	7,602	— [3]	40,515	686,861	14,932	—
						2,073,509
Total 100%				$22,714	$2,357,437	$14,344,668	$354,991	$182,126

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

[3]	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Portfolio Series	6

American Funds Conservative Growth and Income Portfolio
Investment portfolio October 31, 2024

Growth-and-income funds 27%	Shares	Value (000)
American Mutual Fund, Class R-6	13,484,462	$789,920
Washington Mutual Investors Fund, Class R-6	12,371,393	787,687
Capital World Growth and Income Fund, Class R-6	8,175,089	551,164
		2,128,771
Equity-income funds 30%
The Income Fund of America, Class R-6	46,011,313	1,183,411
Capital Income Builder, Class R-6	16,315,886	1,181,270
		2,364,681
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	124,824,496	1,175,847
The Bond Fund of America, Class R-6	103,377,546	1,166,099
American High-Income Trust, Class R-6	80,785,174	791,695
American Funds Emerging Markets Bond Fund, Class R-6	29,833,615	232,105
		3,365,746
Total investment securities 100% (cost: $7,226,189,000)		7,859,198
Other assets less liabilities 0%		(1,763)
Net assets 100%		$7,857,435

7	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 27%
American Mutual Fund, Class R-6	$678,886	$29,409	$80,550	$6,369	$155,806	$789,920	$17,639	$11,771
Washington Mutual Investors Fund, Class R-6	674,112	63,125	96,540	4,435	142,554	787,687	14,082	48,549
Capital World Growth and Income Fund, Class R-6	—	550,512	11,887	126	12,414	551,164	5,281	—
						2,128,771
Equity-income funds 30%
The Income Fund of America, Class R-6	1,286,667	52,083	390,463	19,910	215,214	1,183,411	50,381	—
Capital Income Builder, Class R-6	1,288,687	50,670	396,514	37,843	200,585	1,181,270	47,595	1,535
						2,364,681
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	1,088,378	81,202	93,860	(8,810)	108,937	1,175,847	75,043	—
The Bond Fund of America, Class R-6	1,085,616	105,103	84,667	(10,251)	70,298	1,166,099	52,823	—
American High-Income Trust, Class R-6	681,356	57,981	20,435	(4)	72,797	791,695	50,944	—
American Funds Emerging Markets Bond Fund, Class R-6	—	234,765	—	—	(2,659)	232,105	7,561	—
						3,365,746
Total 100%				$49,618	$975,946	$7,859,198	$321,349	$61,855

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Portfolio Series	8

American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio October 31, 2024

Growth-and-income funds 51%	Shares	Value (000)
Capital Group Dividend Value ETF	23,339,287	$839,047
Capital World Growth and Income Fund, Class R-6	11,561,767	779,494
American Mutual Fund, Class R-6	8,981,856	526,157
Capital Group Dividend Growers ETF	17,258,955	520,358
		2,665,056
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	84,911,524	1,304,241
Capital Group Municipal Income ETF	38,288,074	1,034,544
Capital Group Short Duration Municipal Income ETF	7,287,181	189,831
		2,528,616
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.87%[1]	136,251	13,625
Total investment securities 100% (cost: $4,600,211,000)		5,207,297
Other assets less liabilities 0%		5,260
Net assets 100%		$5,212,557

9	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio (continued)
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 51%
Capital Group Dividend Value ETF	$634,695	$42,830	$72,013	$8,905	$224,630	$839,047	$12,619	$—
Capital World Growth and Income Fund, Class R-6	844,029	51,748	321,749	45,495	159,971	779,494	19,112	14,518
American Mutual Fund, Class R-6	424,635	23,760	26,311	3,436	100,637	526,157	11,356	7,436
Capital Group Dividend Growers ETF	—	501,613	—	—	18,745	520,358	2,161	—
Washington Mutual Investors Fund, Class R-6[3]	211,403	21,352	269,806	103,960	(66,909)	—	3,567	15,774
						2,665,056
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	1,061,757	144,845	31,481	(480)	129,600	1,304,241	51,203	—
Capital Group Municipal Income ETF	—	1,036,704	—	—	(2,160)	1,034,544	10,046	—
Capital Group Short Duration Municipal Income ETF	—	188,997	—	—	834	189,831	1,676	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6[3]	404,507	50,040	471,264	(18,425)	35,142	—	8,006	—
The Tax-Exempt Bond Fund of America, Class R-6[3]	637,724	60,297	745,950	(35,335)	83,264	—	15,826	—
						2,528,616
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.87% [1]	21,668	76,122	84,167	4	(2)	13,625	1,083	—
Total 100%				$107,560	$683,752	$5,207,297	$136,655	$37,728

[1]	Rate represents the seven-day yield at 10/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Affiliated issuer during the reporting period but no longer held at 10/31/2024.
Refer to the notes to financial statements.

American Funds Portfolio Series	10

American Funds Preservation Portfolio
Investment portfolio October 31, 2024

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	108,243,829	$1,032,646
Intermediate Bond Fund of America, Class R-6	67,699,703	844,892
		1,877,538
Total investment securities 100% (cost: $1,978,119,000)		1,877,538
Other assets less liabilities 0%		(435)
Net assets 100%		$1,877,103
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,121,586	$63,186	$172,817	$(6,610)	$27,301	$1,032,646	$46,272	$—
Intermediate Bond Fund of America, Class R-6	917,662	58,381	165,433	(11,939)	46,221	844,892	37,821	—
Total 100%				$(18,549)	$73,522	$1,877,538	$84,093	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

11	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio
Investment portfolio October 31, 2024

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,526,900	$161,377
Capital Group Short Duration Municipal Income ETF	4,628,511	120,573
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,950,812	119,030
		400,980
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.87%[1]	18,276	1,828
Total investment securities 100% (cost: $408,110,000)		402,808
Other assets less liabilities 0%		525
Net assets 100%		$403,333
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$275,058	$12,500	$137,948	$(6,584)	$18,351	$161,377	$6,015	$—
Capital Group Short Duration Municipal Income ETF	—	124,996	4,988	6	559	120,573	1,078	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	183,372	9,235	79,388	(1,625)	7,436	119,030	4,205	—
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.87% [1]	—	6,939	5,111	— [3]	— [3]	1,828	31	—
Total 100%				$(8,203)	$26,346	$402,808	$11,329	$—

[1]	Rate represents the seven-day yield at 10/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Portfolio Series	12

Financial statements
Statements of assets and liabilities at October 31, 2024 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$6,122,103	$19,789,065	$18,383,821
Cash	—	—	—
Receivables for:
Sales of investments	1,309	2,254	2,717
Sales of fund’s shares	1,783	10,545	12,745
Dividends	—	—	8,356
Total assets	6,125,195	19,801,864	18,407,639
Liabilities:
Payables for:
Purchases of investments	—	—	8,356
Repurchases of fund’s shares	3,091	12,807	15,472
Services provided by related parties	1,385	4,832	4,183
Trustees’ deferred compensation	48	126	131
Other	47	161	79
Total liabilities	4,571	17,926	28,221

Net assets at October 31, 2024	$6,120,624	$19,783,938	$18,379,418
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,324,574	$13,900,386	$13,906,968
Total distributable earnings (accumulated loss)	1,796,050	5,883,552	4,472,450
Net assets at October 31, 2024	$6,120,624	$19,783,938	$18,379,418
Investment securities of affiliated issuers, at cost	$4,529,766	$14,912,160	$14,444,124

Refer to the notes to financial statements.

13	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$14,344,668	$7,859,198	$5,207,297
Cash	—	—	50
Receivables for:
Sales of investments	2,639	162	—
Sales of fund’s shares	6,926	5,810	3,935
Dividends	6,377	16,671	8,590
Total assets	14,360,610	7,881,841	5,219,872
Liabilities:
Payables for:
Purchases of investments	6,377	16,671	4,963
Repurchases of fund’s shares	9,605	5,963	1,321
Services provided by related parties	3,335	1,687	994
Trustees’ deferred compensation	112	65	37
Other	40	20	—
Total liabilities	19,469	24,406	7,315

Net assets at October 31, 2024	$14,341,141	$7,857,435	$5,212,557
Net assets consist of:
Capital paid in on shares of beneficial interest	$11,196,249	$7,119,181	$4,456,357
Total distributable earnings (accumulated loss)	3,144,892	738,254	756,200
Net assets at October 31, 2024	$14,341,141	$7,857,435	$5,212,557
Investment securities of affiliated issuers, at cost	$11,397,809	$7,226,189	$4,600,211

Refer to the notes to financial statements.

American Funds Portfolio Series	14

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,877,538	$402,808
Cash	—	50
Receivables for:
Sales of investments	3,332	524
Sales of fund’s shares	2,945	37
Dividends	7,081	1,025
Total assets	1,890,896	404,444
Liabilities:
Payables for:
Purchases of investments	7,081	665
Repurchases of fund’s shares	6,278	365
Services provided by related parties	401	75
Trustees’ deferred compensation	22	6
Other	11	—
Total liabilities	13,793	1,111

Net assets at October 31, 2024	$1,877,103	$403,333
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,098,949	$441,605
Total distributable earnings (accumulated loss)	(221,846)	(38,272)
Net assets at October 31, 2024	$1,877,103	$403,333
Investment securities of affiliated issuers, at cost	$1,978,119	$408,110

Refer to the notes to financial statements.

15	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$3,307,435	$11,859,155	$12,188,698
	Shares outstanding	141,723	453,046	622,813
	Net asset value per share	$23.34	$26.18	$19.57
Class C:	Net assets	$345,111	$1,222,510	$1,089,624
	Shares outstanding	15,255	48,741	56,106
	Net asset value per share	$22.62	$25.08	$19.42
Class T:	Net assets	$16	$16	$14
	Shares outstanding	1	1	1
	Net asset value per share	$23.40	$26.25	$19.58
Class F-1:	Net assets	$57,087	$124,880	$214,185
	Shares outstanding	2,440	4,768	10,942
	Net asset value per share	$23.39	$26.19	$19.57
Class F-2:	Net assets	$624,923	$1,558,000	$1,535,146
	Shares outstanding	26,612	59,074	78,279
	Net asset value per share	$23.48	$26.37	$19.61
Class F-3:	Net assets	$281,114	$323,347	$360,924
	Shares outstanding	11,992	12,286	18,430
	Net asset value per share	$23.44	$26.32	$19.58
Class 529-A:	Net assets	$780,473	$2,750,408	$1,365,467
	Shares outstanding	33,540	105,349	69,818
	Net asset value per share	$23.27	$26.11	$19.56
Class 529-C:	Net assets	$34,773	$116,874	$67,413
	Shares outstanding	1,538	4,673	3,462
	Net asset value per share	$22.61	$25.01	$19.47
Class 529-E:	Net assets	$23,868	$99,781	$48,467
	Shares outstanding	1,034	3,870	2,485
	Net asset value per share	$23.09	$25.78	$19.50
Class 529-T:	Net assets	$21	$23	$20
	Shares outstanding	1	1	1
	Net asset value per share	$23.39	$26.23	$19.58
Class 529-F-1:	Net assets	$14	$15	$14
	Shares outstanding	1	1	1
	Net asset value per share	$23.38	$26.27	$19.58
Class 529-F-2:	Net assets	$158,395	$455,117	$202,627
	Shares outstanding	6,786	17,380	10,354
	Net asset value per share	$23.34	$26.19	$19.57
Class 529-F-3:	Net assets	$14	$16	$15
	Shares outstanding	1	1	1
	Net asset value per share	$23.34	$26.18	$19.58
Class ABLE-A:	Net assets	$4,635	$19,106	$13,297
	Shares outstanding	199	732	679
	Net asset value per share	$23.24	$26.08	$19.60
Class ABLE-F-2:	Net assets	$614	$1,047	$1,133
	Shares outstanding	26	40	58
	Net asset value per share	$23.36	$26.22	$19.62
Class R-1:	Net assets	$5,069	$53,541	$23,842
	Shares outstanding	222	2,128	1,226
	Net asset value per share	$22.80	$25.15	$19.44
Class R-2:	Net assets	$116,018	$273,079	$226,619
	Shares outstanding	5,149	10,897	11,698
	Net asset value per share	$22.53	$25.06	$19.37
Refer to the notes to financial statements.

American Funds Portfolio Series	16

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)
		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$3,934	$12,230	$17,919
	Shares outstanding	171	480	919
	Net asset value per share	$22.97	$25.50	$19.49
Class R-3:	Net assets	$106,058	$315,124	$220,954
	Shares outstanding	4,597	12,210	11,343
	Net asset value per share	$23.07	$25.81	$19.48
Class R-4:	Net assets	$57,100	$116,809	$85,349
	Shares outstanding	2,453	4,467	4,362
	Net asset value per share	$23.28	$26.15	$19.57
Class R-5:	Net assets	$15,060	$41,109	$30,309
	Shares outstanding	637	1,549	1,541
	Net asset value per share	$23.64	$26.54	$19.66
Class R-5E:	Net assets	$32,632	$91,974	$44,551
	Shares outstanding	1,401	3,517	2,279
	Net asset value per share	$23.29	$26.15	$19.55
Class R-6:	Net assets	$166,260	$349,777	$642,831
	Shares outstanding	7,015	13,213	32,757
	Net asset value per share	$23.70	$26.47	$19.62

Refer to the notes to financial statements.

17	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$9,787,952	$5,694,536	$3,854,306
	Shares outstanding	530,784	421,657	236,693
	Net asset value per share	$18.44	$13.51	$16.28
Class C:	Net assets	$846,743	$465,308	$315,379
	Shares outstanding	46,235	34,666	19,526
	Net asset value per share	$18.31	$13.42	$16.15
Class T:	Net assets	$13	$11	$13
	Shares outstanding	1	1	1
	Net asset value per share	$18.45	$13.51	$16.29
Class F-1:	Net assets	$107,944	$103,006	$281,929
	Shares outstanding	5,850	7,620	17,319
	Net asset value per share	$18.45	$13.52	$16.28
Class F-2:	Net assets	$1,281,740	$698,813	$599,541
	Shares outstanding	69,374	51,644	36,748
	Net asset value per share	$18.48	$13.53	$16.32
Class F-3:	Net assets	$356,019	$148,804	$161,389
	Shares outstanding	19,294	11,015	9,900
	Net asset value per share	$18.45	$13.51	$16.30
Class 529-A:	Net assets	$670,534	$339,678
	Shares outstanding	36,368	25,170	Not applicable
	Net asset value per share	$18.44	$13.50
Class 529-C:	Net assets	$37,731	$23,686
	Shares outstanding	2,054	1,762	Not applicable
	Net asset value per share	$18.37	$13.44
Class 529-E:	Net assets	$19,254	$8,531
	Shares outstanding	1,047	632	Not applicable
	Net asset value per share	$18.39	$13.49
Class 529-T:	Net assets	$18	$16
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.45	$13.51
Class 529-F-1:	Net assets	$13	$13
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.47	$13.51
Class 529-F-2:	Net assets	$113,634	$63,849
	Shares outstanding	6,162	4,730	Not applicable
	Net asset value per share	$18.44	$13.50
Class 529-F-3:	Net assets	$14	$14
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.44	$13.50
Class ABLE-A:	Net assets	$10,872	$5,049
	Shares outstanding	589	374	Not applicable
	Net asset value per share	$18.46	$13.51
Class ABLE-F-2:	Net assets	$845	$407
	Shares outstanding	46	30	Not applicable
	Net asset value per share	$18.48	$13.53
Class R-1:	Net assets	$10,377	$3,079
	Shares outstanding	565	229	Not applicable
	Net asset value per share	$18.36	$13.42
Class R-2:	Net assets	$135,870	$44,349
	Shares outstanding	7,424	3,307	Not applicable
	Net asset value per share	$18.30	$13.41
Refer to the notes to financial statements.

American Funds Portfolio Series	18

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)
		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$8,050	$1,719
	Shares outstanding	437	127	Not applicable
	Net asset value per share	$18.43	$13.50
Class R-3:	Net assets	$152,229	$45,868
	Shares outstanding	8,279	3,405	Not applicable
	Net asset value per share	$18.39	$13.47
Class R-4:	Net assets	$88,556	$34,019
	Shares outstanding	4,800	2,518	Not applicable
	Net asset value per share	$18.45	$13.51
Class R-5:	Net assets	$31,038	$12,326
	Shares outstanding	1,678	910	Not applicable
	Net asset value per share	$18.49	$13.55
Class R-5E:	Net assets	$33,204	$8,899
	Shares outstanding	1,799	660	Not applicable
	Net asset value per share	$18.46	$13.49
Class R-6:	Net assets	$648,491	$155,455
	Shares outstanding	35,066	11,480	Not applicable
	Net asset value per share	$18.49	$13.54

Refer to the notes to financial statements.

19	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,264,678	$330,307
	Shares outstanding	134,280	34,389
	Net asset value per share	$9.42	$9.60
Class C:	Net assets	$52,345	$10,349
	Shares outstanding	5,571	1,079
	Net asset value per share	$9.40	$9.59
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$9.42	$9.61
Class F-1:	Net assets	$17,070	$1,873
	Shares outstanding	1,812	195
	Net asset value per share	$9.42	$9.62
Class F-2:	Net assets	$155,851	$54,079
	Shares outstanding	16,546	5,631
	Net asset value per share	$9.42	$9.60
Class F-3:	Net assets	$46,113	$6,715
	Shares outstanding	4,897	699
	Net asset value per share	$9.42	$9.61
Class 529-A:	Net assets	$173,634
	Shares outstanding	18,444	Not applicable
	Net asset value per share	$9.41
Class 529-C:	Net assets	$8,153
	Shares outstanding	868	Not applicable
	Net asset value per share	$9.39
Class 529-E:	Net assets	$4,220
	Shares outstanding	448	Not applicable
	Net asset value per share	$9.41
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.42
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.42
Class 529-F-2:	Net assets	$52,026
	Shares outstanding	5,523	Not applicable
	Net asset value per share	$9.42
Class 529-F-3:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.42
Class ABLE-A:	Net assets	$1,460
	Shares outstanding	155	Not applicable
	Net asset value per share	$9.44
Class ABLE-F-2:	Net assets	$248
	Shares outstanding	26	Not applicable
	Net asset value per share	$9.47
Class R-1:	Net assets	$741
	Shares outstanding	79	Not applicable
	Net asset value per share	$9.40
Class R-2:	Net assets	$17,851
	Shares outstanding	1,906	Not applicable
	Net asset value per share	$9.37
Refer to the notes to financial statements.

American Funds Portfolio Series	20

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)
		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$203
	Shares outstanding	22	Not applicable
	Net asset value per share	$9.43
Class R-3:	Net assets	$27,271
	Shares outstanding	2,899	Not applicable
	Net asset value per share	$9.41
Class R-4:	Net assets	$10,672
	Shares outstanding	1,133	Not applicable
	Net asset value per share	$9.42
Class R-5:	Net assets	$4,716
	Shares outstanding	501	Not applicable
	Net asset value per share	$9.42
Class R-5E:	Net assets	$3,729
	Shares outstanding	395	Not applicable
	Net asset value per share	$9.43
Class R-6:	Net assets	$36,081
	Shares outstanding	3,829	Not applicable
	Net asset value per share	$9.42

Refer to the notes to financial statements.

21	American Funds Portfolio Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2024 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$69,465	$156,235	$386,919
Fees and expenses*:
Distribution services	15,086	50,582	47,793
Transfer agent services	6,153	17,590	11,732
529 and ABLE plan services	527	1,725	878
Reports to shareholders	119	358	343
Registration statement and prospectus	256	877	773
Trustees’ compensation	24	74	71
Auditing and legal	16	47	45
Custodian	7	22	21
Other	5	15	14
Total fees and expenses before waivers/reimbursement	22,193	71,290	61,670
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	2	9	7
Transfer agent services reimbursements	—	—	—
Total fees and expenses after waivers/reimbursements	22,191	71,281	61,663
Net investment income	47,274	84,954	325,256
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	92,707	451,853	205,845
Capital gain distributions received from affiliated issuers	170,559	660,577	368,119
	263,266	1,112,430	573,964
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,225,047	4,080,284	3,209,627
Net realized gain (loss) and unrealized appreciation (depreciation)	1,488,313	5,192,714	3,783,591
Net increase (decrease) in net assets resulting from operations	$1,535,587	$5,277,668	$4,108,847

Refer to the end of the statements of operations for footnote.
Refer to the notes to financial statements.

American Funds Portfolio Series	22

Financial statements (continued)
Statements of operations for the year ended October 31, 2024  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$354,991	$321,349	$136,655
Fees and expenses*:
Distribution services	37,316	20,663	14,023
Transfer agent services	7,681	3,972	1,998
529 and ABLE plan services	455	229	—
Reports to shareholders	277	153	98
Registration statement and prospectus	563	305	187
Trustees’ compensation	57	32	21
Auditing and legal	36	20	13
Custodian	18	10	6
Other	12	6	4
Total fees and expenses before waivers/reimbursement	46,415	25,390	16,350
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	6	3	—
Transfer agent services reimbursements	—	—	—
Total fees and expenses after waivers/reimbursements	46,409	25,387	16,350
Net investment income	308,582	295,962	120,305
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	22,714	49,618	107,560
Capital gain distributions received from affiliated issuers	182,126	61,855	37,728
	204,840	111,473	145,288
Net unrealized appreciation (depreciation) on investments in affiliated issuers	2,357,437	975,946	683,752
Net realized gain (loss) and unrealized appreciation (depreciation)	2,562,277	1,087,419	829,040
Net increase (decrease) in net assets resulting from operations	$2,870,859	$1,383,381	$949,345

Refer to the end of the statements of operations for footnote.
Refer to the notes to financial statements.

23	American Funds Portfolio Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2024  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$84,093	$11,329
Fees and expenses*:
Distribution services	5,397	1,175
Transfer agent services	1,638	203
529 and ABLE plan services	129	—
Reports to shareholders	41	9
Registration statement and prospectus	81	18
Trustees’ compensation	8	2
Auditing and legal	5	1
Custodian	3	1
Other	2	— †
Total fees and expenses before waivers/reimbursement	7,304	1,409
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	1	—
Transfer agent services reimbursements	— †	—
Total fees and expenses after waivers/reimbursements	7,303	1,409
Net investment income	76,790	9,920
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(18,549)	(8,203)
Capital gain distributions received from affiliated issuers	—	—
	(18,549)	(8,203)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	73,522	26,346
Net realized gain (loss) and unrealized appreciation (depreciation)	54,973	18,143
Net increase (decrease) in net assets resulting from operations	$131,763	$28,063
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	24

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$47,274	$36,322	$84,954	$54,361	$325,256	$290,874
Net realized gain (loss)	263,266	(33,419)	1,112,430	164,328	573,964	133,102
Net unrealized appreciation (depreciation)	1,225,047	477,345	4,080,284	1,092,950	3,209,627	632,806
Net increase (decrease) in net assets resulting from operations	1,535,587	480,248	5,277,668	1,311,639	4,108,847	1,056,782
Distributions paid to shareholders	(51,975)	(339,987)	(255,782)	(1,131,607)	(448,654)	(851,584)
Net capital share transactions	(230,187)	210,953	764,797	1,391,359	538,045	822,091
Total increase (decrease) in net assets	1,253,425	351,214	5,786,683	1,571,391	4,198,238	1,027,289
Net assets:
Beginning of year	4,867,199	4,515,985	13,997,255	12,425,864	14,181,180	13,153,891
End of year	$6,120,624	$4,867,199	$19,783,938	$13,997,255	$18,379,418	$14,181,180

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$308,582	$261,868	$295,962	$272,569	$120,305	$109,517
Net realized gain (loss)	204,840	8,095	111,473	71,131	145,288	85,297
Net unrealized appreciation (depreciation)	2,357,437	342,222	975,946	(148,007)	683,752	13,413
Net increase (decrease) in net assets resulting from operations	2,870,859	612,185	1,383,381	195,693	949,345	208,227
Distributions paid to shareholders	(312,660)	(688,760)	(360,544)	(369,119)	(195,014)	(194,706)
Net capital share transactions	(26,575)	232,129	52,658	59,648	218,724	(37,906)
Total increase (decrease) in net assets	2,531,624	155,554	1,075,495	(113,778)	973,055	(24,385)
Net assets:
Beginning of year	11,809,517	11,653,963	6,781,940	6,895,718	4,239,502	4,263,887
End of year	$14,341,141	$11,809,517	$7,857,435	$6,781,940	$5,212,557	$4,239,502

Refer to the notes to financial statements.

25	American Funds Portfolio Series

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$76,790	$75,269	$9,920	$10,120
Net realized gain (loss)	(18,549)	(59,124)	(8,203)	(9,763)
Net unrealized appreciation (depreciation)	73,522	34,678	26,346	10,427
Net increase (decrease) in net assets resulting from operations	131,763	50,823	28,063	10,784
Distributions paid to shareholders	(76,677)	(73,679)	(9,652)	(10,027)
Net capital share transactions	(216,588)	(460,156)	(73,410)	(142,437)
Total increase (decrease) in net assets	(161,502)	(483,012)	(54,999)	(141,680)
Net assets:
Beginning of year	2,038,605	2,521,617	458,332	600,012
End of year	$1,877,103	$2,038,605	$403,333	$458,332
Refer to the notes to financial statements.

American Funds Portfolio Series	26

Notes to financial statements
1. Organization

American Funds Portfolio Series (the “series“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds“). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.
Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company ("CRMC"), the series’ investment adviser, is also the investment adviser to the underlying funds.
The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds
None (except 0.75% for certain
redemptions within 18 months of
purchase without an initial sales
charge for Preservation Portfolio,
Tax-Exempt Preservation Portfolio
and Tax-Aware Conservative
Growth and Income Portfolio, and
1.00% for certain redemptions
within 18 months of purchase
without an initial sales charge for
all other funds)
None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.

27	American Funds Portfolio Series

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Portfolio Series	28

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2024, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental,  governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

29	American Funds Portfolio Series

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Portfolio Series	30

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to  other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

31	American Funds Portfolio Series

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

American Funds Portfolio Series	32

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Additional tax basis disclosures for each fund as of October 31, 2024, were as follows (dollars in thousands):
	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Undistributed ordinary income	$—	$—	$10,977	$20,644
Late year ordinary loss deferral[1]	(2,311)	(25,068)	—	—
Undistributed long-term capital gains	212,514	1,041,314	528,275	191,792
Capital loss carryforward utilized	33,292	—	—	—
Gross unrealized appreciation on investments	1,585,894	4,867,433	4,151,976	3,245,760
Gross unrealized depreciation on investments	—	—	(218,646)	(313,191)
Net unrealized appreciation (depreciation) on investments	1,585,894	4,867,433	3,933,330	2,932,569
Cost of investments	4,536,209	14,921,632	14,450,491	11,412,099
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	16,428	67,353	37,131	14,362

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$19,952	$10,788	$2,873	$—
Undistributed tax-exempt income	—	10,225	—	607
Undistributed long-term capital gains	96,896	132,154	—	—
Capital loss carryforward[2]	—	—	(120,622)	(32,735)
Gross unrealized appreciation on investments	1,006,118	654,934	—	511
Gross unrealized depreciation on investments	(384,647)	(51,865)	(104,074)	(6,650)
Net unrealized appreciation (depreciation) on investments	621,471	603,069	(104,074)	(6,139)
Cost of investments	7,237,727	4,604,228	1,981,612	408,947
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	9,640	6,330	1	21
1
This deferral is considered incurred in the subsequent year.
2
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

33	American Funds Portfolio Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$28,689	$—	$28,689	$18,926	$165,852	$184,778
Class C	829	—	829	—	22,651	22,651
Class T	— [3]	—	— [3]	— [3]	1	1
Class F-1	457	—	457	337	3,188	3,525
Class F-2	6,913	—	6,913	4,820	31,955	36,775
Class F-3	3,041	—	3,041	2,266	13,175	15,441
Class 529-A	6,316	—	6,316	3,937	36,125	40,062
Class 529-C	52	—	52	—	2,319	2,319
Class 529-E	148	—	148	84	1,139	1,223
Class 529-T	— [3]	—	— [3]	— [3]	1	1
Class 529-F-1	— [3]	—	— [3]	— [3]	1	1
Class 529-F-2	1,579	—	1,579	986	6,389	7,375
Class 529-F-3	— [3]	—	— [3]	— [3]	1	1
Class ABLE-A	35	—	35	19	148	167
Class ABLE-F-2	5	—	5	3	16	19
Class R-1	19	—	19	—	248	248
Class R-2	367	—	367	—	6,339	6,339
Class R-2E	35	—	35	17	354	371
Class R-3	648	—	648	337	4,748	5,085
Class R-4	497	—	497	312	2,581	2,893
Class R-5E	311	—	311	178	1,188	1,366
Class R-5	184	—	184	133	816	949
Class R-6	1,850	—	1,850	1,232	7,165	8,397
Total	$51,975	$—	$51,975	$33,587	$306,400	$339,987
Growth Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$67,951	$89,222	$157,173	$23,611	$650,251	$673,862
Class C	101	10,886	10,987	—	90,205	90,205
Class T	— [3]	— [3]	— [3]	— [3]	1	1
Class F-1	723	965	1,688	204	7,435	7,639
Class F-2	11,421	11,261	22,682	5,402	82,204	87,606
Class F-3	2,605	2,353	4,958	1,544	19,488	21,032
Class 529-A	14,630	20,163	34,793	4,501	142,854	147,355
Class 529-C	—	1,045	1,045	—	8,955	8,955
Class 529-E	388	747	1,135	47	5,394	5,441
Class 529-T	— [3]	— [3]	— [3]	— [3]	1	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	1	1
Class 529-F-2	3,104	3,080	6,184	1,361	20,866	22,227
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	1	1
Class ABLE-A	101	120	221	29	673	702
Class ABLE-F-2	5	5	10	2	22	24
Class R-1	31	412	443	—	3,123	3,123
Class R-2	213	2,318	2,531	—	17,705	17,705
Class R-2E	47	117	164	—	783	783
Class R-3	1,211	2,349	3,560	37	16,198	16,235
Class R-4	679	872	1,551	252	6,595	6,847
Class R-5E	631	641	1,272	232	3,706	3,938
Class R-5	358	337	695	197	2,684	2,881
Class R-6	2,465	2,225	4,690	1,104	13,939	15,043
Total	$106,664	$149,118	$255,782	$38,523	$1,093,084	$1,131,607
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	34

Growth and Income Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$218,501	$82,762	$301,263	$193,472	$369,150	$562,622
Class C	13,468	8,699	22,167	14,782	46,384	61,166
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	3,847	1,525	5,372	3,671	7,391	11,062
Class F-2	29,568	9,884	39,452	25,904	45,449	71,353
Class F-3	7,322	2,335	9,657	6,510	11,272	17,782
Class 529-A	23,842	9,152	32,994	20,747	40,088	60,835
Class 529-C	789	522	1,311	849	2,760	3,609
Class 529-E	782	349	1,131	698	1,519	2,217
Class 529-T	— [3]	— [3]	— [3]	— [3]	1	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	3,837	1,270	5,107	2,957	4,814	7,771
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class ABLE-A	217	75	292	152	256	408
Class ABLE-F-2	18	5	23	10	15	25
Class R-1	266	162	428	253	779	1,032
Class R-2	2,796	1,731	4,527	2,710	7,978	10,688
Class R-2E	322	177	499	313	753	1,066
Class R-3	3,256	1,459	4,715	2,717	5,931	8,648
Class R-4	1,614	638	2,252	1,475	2,849	4,324
Class R-5E	828	272	1,100	587	940	1,527
Class R-5	619	208	827	585	1,009	1,594
Class R-6	11,887	3,650	15,537	9,220	14,634	23,854
Total	$323,779	$124,875	$448,654	$287,612	$563,972	$851,584
Moderate Growth and Income Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$210,026	$4,027	$214,053	$166,976	$292,758	$459,734
Class C	13,912	422	14,334	12,647	37,135	49,782
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	2,378	48	2,426	2,077	3,878	5,955
Class F-2	29,783	522	30,305	24,134	38,854	62,988
Class F-3	8,493	143	8,636	6,959	10,978	17,937
Class 529-A	14,293	278	14,571	11,305	20,285	31,590
Class 529-C	585	18	603	531	1,680	2,211
Class 529-E	381	8	389	322	670	992
Class 529-T	1	— [3]	1	— [3]	1	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	2,614	45	2,659	2,013	3,143	5,156
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class ABLE-A	209	4	213	125	193	318
Class ABLE-F-2	16	— [3]	16	10	14	24
Class R-1	164	5	169	129	364	493
Class R-2	2,089	61	2,150	1,612	4,517	6,129
Class R-2E	166	5	171	146	330	476
Class R-3	2,935	68	3,003	2,338	4,886	7,224
Class R-4	1,827	34	1,861	1,448	2,659	4,107
Class R-5E	686	11	697	462	684	1,146
Class R-5	756	13	769	642	1,043	1,685
Class R-6	15,377	257	15,634	12,343	18,469	30,812
Total	$306,691	$5,969	$312,660	$246,219	$442,541	$688,760
Refer to the end of the tables for footnotes.

35	American Funds Portfolio Series

Conservative Growth and Income Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$217,147	$47,415	$264,562	$196,094	$74,177	$270,271
Class C	15,642	4,476	20,118	16,705	8,447	25,152
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	3,606	754	4,360	3,023	1,129	4,152
Class F-2	26,925	5,499	32,424	23,981	8,644	32,625
Class F-3	5,268	997	6,265	4,523	1,650	6,173
Class 529-A	12,290	2,616	14,906	10,411	3,961	14,372
Class 529-C	750	207	957	755	383	1,138
Class 529-E	309	72	381	303	129	432
Class 529-T	1	— [3]	1	1	— [3]	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	2,448	487	2,935	1,972	683	2,655
Class 529-F-3	1	— [3]	1	1	— [3]	1
Class ABLE-A	178	36	214	126	41	167
Class ABLE-F-2	14	2	16	8	3	11
Class R-1	91	24	115	73	32	105
Class R-2	1,389	382	1,771	1,267	603	1,870
Class R-2E	70	21	91	52	13	65
Class R-3	1,661	394	2,055	1,457	608	2,065
Class R-4	1,295	289	1,584	1,151	416	1,567
Class R-5E	377	80	457	279	91	370
Class R-5	439	80	519	376	142	518
Class R-6	5,712	1,100	6,812	4,112	1,297	5,409
Total	$295,613	$64,931	$360,544	$266,670	$102,449	$369,119
Tax-Aware Conservative Growth and Income Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$83,318	$61,441	$144,759	$79,729	$63,499	$143,228
Class C	5,185	5,865	11,050	5,918	6,974	12,892
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	5,889	4,556	10,445	5,961	4,875	10,836
Class F-2	13,565	8,935	22,500	12,718	9,065	21,783
Class F-3	3,798	2,462	6,260	3,540	2,427	5,967
Total	$111,755	$83,259	$195,014	$107,866	$86,840	$194,706
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	36

Preservation Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$51,418	$—	$51,418	$49,333	$—	$49,333
Class C	1,980	—	1,980	2,202	—	2,202
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	763	—	763	864	—	864
Class F-2	7,006	—	7,006	8,439	—	8,439
Class F-3	2,538	—	2,538	2,149	—	2,149
Class 529-A	6,713	—	6,713	5,667	—	5,667
Class 529-C	278	—	278	256	—	256
Class 529-E	154	—	154	138	—	138
Class 529-T	1	—	1	— [3]	—	— [3]
Class 529-F-1	— [3]	—	— [3]	— [3]	—	— [3]
Class 529-F-2	1,945	—	1,945	1,412	—	1,412
Class 529-F-3	— [3]	—	— [3]	— [3]	—	— [3]
Class ABLE-A	54	—	54	34	—	34
Class ABLE-F-2	8	—	8	4	—	4
Class R-1	20	—	20	18	—	18
Class R-2	598	—	598	474	—	474
Class R-2E	7	—	7	19	—	19
Class R-3	994	—	994	829	—	829
Class R-4	438	—	438	376	—	376
Class R-5E	134	—	134	103	—	103
Class R-5	184	—	184	175	—	175
Class R-6	1,444	—	1,444	1,187	—	1,187
Total	$76,677	$—	$76,677	$73,679	$—	$73,679
Tax-Exempt Preservation Portfolio
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$7,772	$—	$7,772	$7,832	$—	$7,832
Class C	201	—	201	251	—	251
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	44	—	44	52	—	52
Class F-2	1,460	—	1,460	1,702	—	1,702
Class F-3	175	—	175	190	—	190
Total	$9,652	$—	$9,652	$10,027	$—	$10,027
3
Amount less than one thousand.
4
Ordinary income may include both taxable and tax-exempt income.

37	American Funds Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):
	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	—	Not applicable	Not applicable
Preservation Portfolio	1,695,000	—	—
Tax-Exempt Preservation Portfolio	128,000	Not applicable	Not applicable
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2024, CRMC reimbursed transfer agent fees of less than $1,000 for Class R-2E shares of Preservation Portfolio. CRMC does not intend to recoup this reimbursement.

American Funds Portfolio Series	38

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Commonwealth Savers Plan is not considered a related party to any of the funds.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the year ended October 31, 2024, Commonwealth Savers Plan waived total 529 and ABLE plan service fees of $28,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $3,943,000, which were equivalent to an annualized rate of 0.056%,were reduced to $3,915,000, which were equivalent to an annualized rate of 0.055% of the average daily net assets of each 529 and ABLE share class of each fund.
For the year ended October 31, 2024, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
Global Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$7,700	$3,488	Not applicable
Class C	3,508	394	Not applicable
Class T	—	— *	Not applicable
Class F-1	134	67	Not applicable
Class F-2	Not applicable	652	Not applicable
Class F-3	Not applicable	6	Not applicable
Class 529-A	1,723	757	$411
Class 529-C	348	37	20
Class 529-E	110	14	12
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	98	82
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	7	2	2
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	47	3	Not applicable
Class R-2	850	381	Not applicable
Class R-2E	35	12	Not applicable
Class R-3	489	140	Not applicable
Class R-4	135	48	Not applicable
Class R-5E	Not applicable	42	Not applicable
Class R-5	Not applicable	8	Not applicable
Class R-6	Not applicable	4	Not applicable
Total class-specific expenses	$15,086	$6,153	$527
Refer to the end of the tables for footnote.
Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$26,790	$10,696	Not applicable
Class C	11,857	1,198	Not applicable
Class T	—	— *	Not applicable
Class F-1	286	136	Not applicable
Class F-2	Not applicable	1,308	Not applicable
Class F-3	Not applicable	6	Not applicable
Class 529-A	5,854	2,302	$1,383
Class 529-C	1,137	110	65
Class 529-E	446	47	50
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	254	218
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	32	8	9
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	480	44	Not applicable
Class R-2	1,932	848	Not applicable
Class R-2E	83	27	Not applicable
Class R-3	1,418	382	Not applicable
Class R-4	267	86	Not applicable
Class R-5E	Not applicable	111	Not applicable
Class R-5	Not applicable	20	Not applicable
Class R-6	Not applicable	7	Not applicable
Total class-specific expenses	$50,582	$17,590	$1,725

39	American Funds Portfolio Series

Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$29,109	$7,269	Not applicable
Class C	10,978	722	Not applicable
Class T	—	— *	Not applicable
Class F-1	506	237	Not applicable
Class F-2	Not applicable	1,407	Not applicable
Class F-3	Not applicable	7	Not applicable
Class 529-A	3,039	758	$706
Class 529-C	675	42	38
Class 529-E	231	16	26
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	85	101
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	23	3	6
Class ABLE-F-2	Not applicable	— *	1
Class R-1	221	19	Not applicable
Class R-2	1,679	698	Not applicable
Class R-2E	125	42	Not applicable
Class R-3	999	276	Not applicable
Class R-4	208	69	Not applicable
Class R-5E	Not applicable	55	Not applicable
Class R-5	Not applicable	15	Not applicable
Class R-6	Not applicable	12	Not applicable
Total class-specific expenses	$47,793	$11,732	$878
Moderate Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$24,092	$4,705	Not applicable
Class C	8,822	461	Not applicable
Class T	—	— *	Not applicable
Class F-1	263	114	Not applicable
Class F-2	Not applicable	1,216	Not applicable
Class F-3	Not applicable	7	Not applicable
Class 529-A	1,539	301	$358
Class 529-C	384	19	22
Class 529-E	95	5	11
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	47	59
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	20	2	5
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	103	8	Not applicable
Class R-2	1,006	436	Not applicable
Class R-2E	54	18	Not applicable
Class R-3	735	203	Not applicable
Class R-4	203	69	Not applicable
Class R-5E	Not applicable	41	Not applicable
Class R-5	Not applicable	15	Not applicable
Class R-6	Not applicable	14	Not applicable
Total class-specific expenses	$37,316	$7,681	$455
Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$13,898	$2,562	Not applicable
Class C	4,818	231	Not applicable
Class T	—	— *	Not applicable
Class F-1	231	104	Not applicable
Class F-2	Not applicable	642	Not applicable
Class F-3	Not applicable	3	Not applicable
Class 529-A	762	134	$176
Class 529-C	233	10	13
Class 529-E	42	2	5
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	26	33
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	9	1	2
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	28	2	Not applicable
Class R-2	323	146	Not applicable
Class R-2E	12	4	Not applicable
Class R-3	225	57	Not applicable
Class R-4	82	27	Not applicable
Class R-5E	Not applicable	13	Not applicable
Class R-5	Not applicable	5	Not applicable
Class R-6	Not applicable	3	Not applicable
Total class-specific expenses	$20,663	$3,972	$229
Refer to the end of the tables for footnote.
Tax-Aware Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services
Class A	$10,184	$1,021
Class C	3,193	92
Class T	—	— *
Class F-1	646	314
Class F-2	Not applicable	568
Class F-3	Not applicable	3
Total class-specific expenses	$14,023	$1,998

American Funds Portfolio Series	40

Preservation Portfolio

Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$3,919	$1,100	Not applicable
Class C	615	53	Not applicable
Class T	—	— *	Not applicable
Class F-1	48	27	Not applicable
Class F-2	Not applicable	174	Not applicable
Class F-3	Not applicable	2	Not applicable
Class 529-A	405	135	$95
Class 529-C	85	7	5
Class 529-E	20	2	2
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	23	26
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	3	— *	1
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	6	1	Not applicable
Class R-2	137	59	Not applicable
Class R-2E	1	1	Not applicable
Class R-3	131	36	Not applicable
Class R-4	27	10	Not applicable
Class R-5E	Not applicable	5	Not applicable
Class R-5	Not applicable	2	Not applicable
Class R-6	Not applicable	1	Not applicable
Total class-specific expenses	$5,397	$1,638	$129
Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,037	$136
Class C	133	5
Class T	—	— *
Class F-1	5	3
Class F-2	Not applicable	59
Class F-3	Not applicable	— *
Total class-specific expenses	$1,175	$203
*
Amount less than one thousand.

41	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$15	$9	$24
Growth Portfolio	47	27	74
Growth and Income Portfolio	45	26	71
Moderate Growth and Income Portfolio	36	21	57
Conservative Growth and Income Portfolio	20	12	32
Tax-Aware Conservative Growth and Income Portfolio	13	8	21
Preservation Portfolio	5	3	8
Tax-Exempt Preservation Portfolio	1	1	2
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

Investment in CCF — The series holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2024, as follows (dollars in thousands):
	Purchases	Sales
Global Growth Portfolio	$719,052	$783,195
Growth Portfolio	4,199,086	2,943,361
Growth and Income Portfolio	2,478,952	1,686,769
Moderate Growth and Income Portfolio	635,743	476,067
Conservative Growth and Income Portfolio	1,224,849	1,174,916
Tax-Aware Conservative Growth and Income Portfolio	2,122,188	1,938,575
Preservation Portfolio	121,566	338,248
Tax-Exempt Preservation Portfolio	146,730	222,324

American Funds Portfolio Series	42

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$303,466	14,046	$28,504	1,386	$(463,878)	(21,296)	$(131,908)	(5,864)
Class C	40,604	1,934	828	42	(105,471)	(5,019)	(64,039)	(3,043)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,046	555	454	22	(13,502)	(624)	(1,002)	(47)
Class F-2	108,465	4,951	6,833	331	(159,061)	(7,257)	(43,763)	(1,975)
Class F-3	39,121	1,807	3,027	147	(28,766)	(1,317)	13,382	637
Class 529-A	80,577	3,729	6,314	308	(85,225)	(3,933)	1,666	104
Class 529-C	6,317	301	52	3	(11,916)	(571)	(5,547)	(267)
Class 529-E	2,286	106	148	7	(1,761)	(81)	673	32
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	31,571	1,458	1,576	77	(23,260)	(1,061)	9,887	474
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	1,134	53	35	1	(307)	(14)	862	40
Class ABLE-F-2	147	7	5	— †	(24)	(1)	128	6
Class R-1	566	26	19	1	(810)	(37)	(225)	(10)
Class R-2	18,546	883	366	18	(29,716)	(1,414)	(10,804)	(513)
Class R-2E	629	29	35	1	(3,826)	(172)	(3,162)	(142)
Class R-3	21,609	1,006	648	32	(20,022)	(940)	2,235	98
Class R-4	7,925	369	497	25	(8,121)	(373)	301	21
Class R-5E	8,966	414	311	15	(6,865)	(317)	2,412	112
Class R-5	1,602	73	183	9	(4,578)	(212)	(2,793)	(130)
Class R-6	34,739	1,569	1,850	89	(35,079)	(1,579)	1,510	79
Total net increase (decrease)	$720,316	33,316	$51,685	2,514	$(1,002,188)	(46,218)	$(230,187)	(10,388)
Year ended October 31, 2023
Class A	$296,315	16,156	$183,834	11,182	$(370,687)	(20,296)	$109,462	7,042
Class C	44,498	2,500	22,632	1,410	(89,119)	(5,003)	(21,989)	(1,093)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,340	344	3,520	214	(15,661)	(853)	(5,801)	(295)
Class F-2	102,178	5,522	36,414	2,206	(124,329)	(6,848)	14,263	880
Class F-3	32,223	1,764	15,374	934	(47,280)	(2,589)	317	109
Class 529-A	81,041	4,427	40,061	2,443	(65,304)	(3,545)	55,798	3,325
Class 529-C	8,665	487	2,318	145	(14,576)	(817)	(3,593)	(185)
Class 529-E	2,084	115	1,223	75	(2,478)	(136)	829	54
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	25,282	1,379	7,374	449	(13,511)	(732)	19,145	1,096
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	782	43	168	10	(223)	(12)	727	41
Class ABLE-F-2	127	7	19	1	(19)	(1)	127	7
Class R-1	509	28	246	15	(538)	(30)	217	13
Class R-2	21,350	1,201	6,337	397	(24,073)	(1,363)	3,614	235
Class R-2E	1,252	70	371	23	(1,222)	(65)	401	28
Class R-3	18,742	1,031	5,081	312	(13,893)	(768)	9,930	575
Class R-4	8,506	459	2,888	176	(7,088)	(387)	4,306	248
Class R-5E	8,199	455	1,366	83	(3,867)	(210)	5,698	328
Class R-5	1,707	92	950	57	(1,304)	(71)	1,353	78
Class R-6	28,230	1,506	8,397	504	(20,481)	(1,098)	16,146	912
Total net increase (decrease)	$688,030	37,586	$338,576	20,636	$(815,653)	(44,824)	$210,953	13,398
Refer to the end of the tables for footnotes.

43	American Funds Portfolio Series

Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,562,888	65,200	$156,475	6,970	$(1,285,736)	(53,287)	$433,627	18,883
Class C	192,219	8,360	10,976	507	(329,516)	(14,317)	(126,321)	(5,450)
Class T	—	—	—	—	—	—	—	—
Class F-1	26,852	1,115	1,676	74	(26,944)	(1,113)	1,584	76
Class F-2	334,163	13,844	22,314	989	(248,233)	(10,296)	108,244	4,537
Class F-3	65,853	2,677	4,944	220	(49,894)	(2,053)	20,903	844
Class 529-A	401,367	16,809	34,788	1,553	(244,525)	(10,153)	191,630	8,209
Class 529-C	25,047	1,092	1,045	48	(39,819)	(1,739)	(13,727)	(599)
Class 529-E	12,688	540	1,134	51	(7,872)	(331)	5,950	260
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	98,026	4,048	6,181	276	(44,715)	(1,862)	59,492	2,462
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	4,956	210	221	10	(958)	(40)	4,219	180
Class ABLE-F-2	490	21	10	— †	(74)	(3)	426	18
Class R-1	5,648	242	443	20	(3,909)	(173)	2,182	89
Class R-2	48,264	2,108	2,531	117	(62,859)	(2,733)	(12,064)	(508)
Class R-2E	3,253	141	164	8	(5,810)	(236)	(2,393)	(87)
Class R-3	72,331	3,070	3,550	160	(57,166)	(2,423)	18,715	807
Class R-4	21,527	887	1,551	69	(18,885)	(774)	4,193	182
Class R-5E	26,479	1,103	1,268	57	(16,208)	(671)	11,539	489
Class R-5	5,496	226	695	31	(10,203)	(405)	(4,012)	(148)
Class R-6	106,078	4,320	4,690	207	(50,158)	(2,059)	60,610	2,468
Total net increase (decrease)	$3,013,625	126,013	$254,656	11,367	$(2,503,484)	(104,668)	$764,797	32,712
Year ended October 31, 2023
Class A	$1,272,418	64,695	$670,423	38,641	$(1,031,585)	(52,775)	$911,256	50,561
Class C	168,283	8,911	90,094	5,379	(273,303)	(14,446)	(14,926)	(156)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,374	974	7,610	438	(32,464)	(1,646)	(5,480)	(234)
Class F-2	233,302	11,722	87,223	5,001	(236,427)	(12,100)	84,098	4,623
Class F-3	47,599	2,420	20,981	1,207	(86,849)	(4,444)	(18,269)	(817)
Class 529-A	283,779	14,433	147,351	8,512	(183,870)	(9,314)	247,260	13,631
Class 529-C	23,407	1,236	8,950	535	(36,359)	(1,919)	(4,002)	(148)
Class 529-E	9,635	500	5,438	317	(6,593)	(336)	8,480	481
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	64,466	3,277	22,226	1,283	(33,546)	(1,691)	53,146	2,869
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	3,380	173	703	41	(633)	(32)	3,450	182
Class ABLE-F-2	255	13	24	1	(44)	(2)	235	12
Class R-1	4,228	223	3,123	186	(3,875)	(206)	3,476	203
Class R-2	43,887	2,326	17,704	1,058	(48,161)	(2,566)	13,430	818
Class R-2E	2,675	138	783	46	(1,414)	(75)	2,044	109
Class R-3	58,744	3,027	16,211	945	(39,114)	(2,032)	35,841	1,940
Class R-4	14,980	764	6,827	394	(16,299)	(833)	5,508	325
Class R-5E	19,394	998	3,938	228	(6,943)	(354)	16,389	872
Class R-5	6,925	345	2,880	164	(7,260)	(372)	2,545	137
Class R-6	63,182	3,192	15,043	860	(31,350)	(1,565)	46,875	2,487
Total net increase (decrease)	$2,339,913	119,367	$1,127,535	65,236	$(2,076,089)	(106,708)	$1,391,359	77,895
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	44

Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,441,265	78,705	$299,292	16,544	$(1,373,672)	(74,931)	$366,885	20,318
Class C	151,436	8,355	22,125	1,247	(336,262)	(18,566)	(162,701)	(8,964)
Class T	—	—	—	—	—	—	—	—
Class F-1	35,153	1,920	5,185	287	(44,408)	(2,427)	(4,070)	(220)
Class F-2	385,421	21,041	38,729	2,131	(316,410)	(17,334)	107,740	5,838
Class F-3	82,690	4,534	9,625	530	(62,270)	(3,399)	30,045	1,665
Class 529-A	196,416	10,731	32,988	1,825	(165,614)	(9,045)	63,790	3,511
Class 529-C	16,543	907	1,312	74	(26,437)	(1,452)	(8,582)	(471)
Class 529-E	5,446	298	1,131	63	(7,850)	(428)	(1,273)	(67)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	46,372	2,529	5,105	281	(28,105)	(1,529)	23,372	1,281
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	3,480	190	292	16	(1,026)	(56)	2,746	150
Class ABLE-F-2	495	27	24	1	(43)	(2)	476	26
Class R-1	3,220	177	427	24	(3,060)	(169)	587	32
Class R-2	34,847	1,925	4,524	256	(56,860)	(3,115)	(17,489)	(934)
Class R-2E	3,489	196	499	28	(11,182)	(605)	(7,194)	(381)
Class R-3	48,938	2,701	4,712	263	(34,853)	(1,907)	18,797	1,057
Class R-4	16,709	908	2,252	125	(23,949)	(1,304)	(4,988)	(271)
Class R-5E	12,970	713	1,099	61	(8,039)	(438)	6,030	336
Class R-5	3,625	196	827	45	(4,350)	(237)	102	4
Class R-6	219,615	11,817	15,536	852	(111,380)	(6,047)	123,771	6,622
Total net increase (decrease)	$2,708,130	147,870	$445,685	24,653	$(2,615,770)	(142,991)	$538,045	29,532
Year ended October 31, 2023
Class A	$1,235,101	77,242	$559,234	36,901	$(1,120,917)	(70,273)	$673,418	43,870
Class C	141,300	8,893	61,026	4,072	(313,477)	(19,755)	(111,151)	(6,790)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,727	1,412	10,863	717	(37,101)	(2,322)	(3,511)	(193)
Class F-2	238,673	14,871	70,197	4,619	(271,399)	(16,973)	37,471	2,517
Class F-3	52,481	3,300	17,734	1,169	(64,850)	(4,068)	5,365	401
Class 529-A	158,823	9,926	60,815	4,014	(126,148)	(7,846)	93,490	6,094
Class 529-C	15,322	963	3,607	241	(24,726)	(1,547)	(5,797)	(343)
Class 529-E	6,092	381	2,208	146	(4,324)	(270)	3,976	257
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	38,561	2,405	7,771	511	(16,237)	(1,014)	30,095	1,902
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	2,757	173	408	27	(596)	(37)	2,569	163
Class ABLE-F-2	180	11	25	2	(40)	(2)	165	11
Class R-1	2,113	133	1,032	69	(4,705)	(294)	(1,560)	(92)
Class R-2	37,469	2,370	10,685	714	(40,204)	(2,551)	7,950	533
Class R-2E	5,421	340	1,065	70	(2,142)	(136)	4,344	274
Class R-3	41,264	2,606	8,636	572	(30,656)	(1,936)	19,244	1,242
Class R-4	14,303	892	4,324	285	(16,670)	(1,044)	1,957	133
Class R-5E	10,274	641	1,528	100	(3,175)	(199)	8,627	542
Class R-5	3,803	237	1,593	105	(5,609)	(352)	(213)	(10)
Class R-6	115,958	7,244	23,855	1,566	(84,164)	(5,246)	55,649	3,564
Total net increase (decrease)	$2,142,622	134,040	$846,609	55,900	$(2,167,140)	(135,865)	$822,091	54,075
Refer to the end of the tables for footnotes.

45	American Funds Portfolio Series

Moderate Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,085,299	62,233	$212,337	12,155	$(1,189,449)	(68,200)	$108,187	6,188
Class C	103,646	5,977	14,304	831	(300,880)	(17,440)	(182,930)	(10,632)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,952	799	2,412	138	(25,048)	(1,444)	(8,684)	(507)
Class F-2	241,913	13,855	29,499	1,684	(247,631)	(14,184)	23,781	1,355
Class F-3	60,544	3,468	8,613	492	(55,642)	(3,197)	13,515	763
Class 529-A	104,450	5,995	14,562	834	(116,833)	(6,694)	2,179	135
Class 529-C	10,426	600	602	35	(16,835)	(971)	(5,807)	(336)
Class 529-E	2,339	135	388	22	(4,304)	(248)	(1,577)	(91)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	25,864	1,486	2,659	152	(22,276)	(1,273)	6,247	365
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	3,129	180	213	12	(1,018)	(58)	2,324	134
Class ABLE-F-2	329	19	17	1	(129)	(7)	217	13
Class R-1	1,220	71	169	10	(2,604)	(151)	(1,215)	(70)
Class R-2	22,156	1,279	2,143	124	(33,864)	(1,949)	(9,565)	(546)
Class R-2E	1,348	78	170	10	(4,224)	(243)	(2,706)	(155)
Class R-3	28,426	1,640	2,998	173	(39,993)	(2,316)	(8,569)	(503)
Class R-4	21,471	1,226	1,861	106	(17,813)	(1,021)	5,519	311
Class R-5E	12,179	695	697	40	(7,490)	(430)	5,386	305
Class R-5	2,408	137	766	44	(4,545)	(262)	(1,371)	(81)
Class R-6	122,707	7,037	15,630	891	(109,843)	(6,294)	28,494	1,634
Total net increase (decrease)	$1,863,806	106,910	$310,040	17,754	$(2,200,421)	(126,382)	$(26,575)	(1,718)
Year ended October 31, 2023
Class A	$946,242	60,214	$456,731	30,210	$(1,086,006)	(69,223)	$316,967	21,201
Class C	103,042	6,599	49,667	3,316	(287,729)	(18,447)	(135,020)	(8,532)
Class T	—	—	—	—	—	—	—	—
Class F-1	11,302	719	5,932	392	(24,896)	(1,581)	(7,662)	(470)
Class F-2	201,974	12,834	61,830	4,081	(255,996)	(16,297)	7,808	618
Class F-3	52,978	3,381	17,886	1,182	(72,742)	(4,646)	(1,878)	(83)
Class 529-A	87,671	5,580	31,569	2,088	(98,799)	(6,270)	20,441	1,398
Class 529-C	10,419	665	2,210	147	(22,149)	(1,411)	(9,520)	(599)
Class 529-E	2,197	141	992	66	(3,559)	(226)	(370)	(19)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	17,071	1,085	5,156	341	(16,477)	(1,045)	5,750	381
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	2,402	153	318	21	(372)	(24)	2,348	150
Class ABLE-F-2	222	14	24	2	(70)	(5)	176	11
Class R-1	1,464	94	494	33	(1,600)	(104)	358	23
Class R-2	21,994	1,411	6,117	408	(30,778)	(1,977)	(2,667)	(158)
Class R-2E	2,256	144	475	32	(2,232)	(143)	499	33
Class R-3	26,241	1,675	7,215	478	(28,401)	(1,822)	5,055	331
Class R-4	13,544	863	4,107	272	(19,469)	(1,241)	(1,818)	(106)
Class R-5E	6,796	435	1,146	76	(3,473)	(220)	4,469	291
Class R-5	3,541	224	1,683	111	(5,536)	(352)	(312)	(17)
Class R-6	123,804	7,879	30,812	2,031	(127,114)	(8,040)	27,502	1,870
Total net increase (decrease)	$1,635,160	104,110	$684,367	45,287	$(2,087,398)	(133,074)	$232,129	16,323
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	46

Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$605,765	46,642	$261,160	20,160	$(871,813)	(67,389)	$(4,888)	(587)
Class C	61,756	4,787	20,038	1,559	(161,952)	(12,630)	(80,158)	(6,284)
Class T	—	—	—	—	—	—	—	—
Class F-1	32,732	2,513	4,336	334	(23,383)	(1,797)	13,685	1,050
Class F-2	194,072	14,909	31,329	2,413	(186,879)	(14,405)	38,522	2,917
Class F-3	55,213	4,200	6,252	482	(31,116)	(2,397)	30,349	2,285
Class 529-A	90,777	7,011	14,900	1,150	(78,139)	(6,039)	27,538	2,122
Class 529-C	8,414	652	957	74	(11,682)	(910)	(2,311)	(184)
Class 529-E	2,125	165	380	29	(2,920)	(227)	(415)	(33)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	19,118	1,481	2,935	227	(16,046)	(1,238)	6,007	470
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,284	99	214	17	(615)	(48)	883	68
Class ABLE-F-2	137	11	16	1	(14)	(1)	139	11
Class R-1	857	68	115	9	(633)	(50)	339	27
Class R-2	7,541	586	1,768	137	(11,097)	(862)	(1,788)	(139)
Class R-2E	606	46	91	7	(1,405)	(108)	(708)	(55)
Class R-3	11,177	867	2,052	159	(13,597)	(1,050)	(368)	(24)
Class R-4	5,139	393	1,576	122	(7,938)	(617)	(1,223)	(102)
Class R-5E	3,503	274	457	35	(3,847)	(296)	113	13
Class R-5	4,660	359	517	40	(2,409)	(187)	2,768	212
Class R-6	55,237	4,230	6,811	524	(37,877)	(2,924)	24,171	1,830
Total net increase (decrease)	$1,160,113	89,293	$355,907	27,479	$(1,463,362)	(113,175)	$52,658	3,597
Year ended October 31, 2023
Class A	$646,307	52,524	$266,687	22,055	$(826,168)	(67,367)	$86,826	7,212
Class C	67,277	5,504	25,045	2,082	(185,839)	(15,227)	(93,517)	(7,641)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,313	1,813	4,104	339	(21,984)	(1,791)	4,433	361
Class F-2	171,154	13,870	31,640	2,612	(189,526)	(15,393)	13,268	1,089
Class F-3	26,093	2,119	6,166	510	(33,537)	(2,725)	(1,278)	(96)
Class 529-A	63,973	5,210	14,370	1,189	(68,764)	(5,584)	9,579	815
Class 529-C	7,234	591	1,136	94	(11,300)	(921)	(2,930)	(236)
Class 529-E	1,760	143	432	36	(3,005)	(244)	(813)	(65)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	16,876	1,378	2,655	220	(15,190)	(1,236)	4,341	362
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,292	105	166	14	(266)	(22)	1,192	97
Class ABLE-F-2	91	7	11	1	(38)	(3)	64	5
Class R-1	548	45	105	9	(300)	(25)	353	29
Class R-2	8,818	722	1,869	156	(8,712)	(712)	1,975	166
Class R-2E	1,376	113	64	5	(94)	(8)	1,346	110
Class R-3	10,075	822	2,063	171	(12,772)	(1,042)	(634)	(49)
Class R-4	6,969	565	1,559	128	(8,106)	(657)	422	36
Class R-5E	2,370	193	370	31	(1,519)	(124)	1,221	100
Class R-5	1,669	135	516	43	(3,113)	(257)	(928)	(79)
Class R-6	51,909	4,223	5,409	446	(22,593)	(1,840)	34,725	2,829
Total net increase (decrease)	$1,108,104	90,082	$364,370	30,141	$(1,412,826)	(115,178)	$59,648	5,045
Refer to the end of the tables for footnotes.

47	American Funds Portfolio Series

Tax-Aware Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$486,633	31,128	$143,298	9,343	$(460,015)	(29,782)	$169,916	10,689
Class C	42,745	2,767	11,031	729	(90,637)	(5,888)	(36,861)	(2,392)
Class T	—	—	—	—	—	—	—	—
Class F-1	61,395	3,899	10,418	680	(62,768)	(4,066)	9,045	513
Class F-2	135,189	8,668	22,346	1,452	(99,862)	(6,486)	57,673	3,634
Class F-3	33,747	2,169	6,198	403	(20,994)	(1,363)	18,951	1,209
Total net increase (decrease)	$759,709	48,631	$193,291	12,607	$(734,276)	(47,585)	$218,724	13,653
Year ended October 31, 2023
Class A	$387,964	27,004	$141,664	10,076	$(538,305)	(37,557)	$(8,677)	(477)
Class C	37,949	2,664	12,860	923	(94,569)	(6,641)	(43,760)	(3,054)
Class T	—	—	—	—	—	—	—	—
Class F-1	37,261	2,599	10,779	767	(57,641)	(4,013)	(9,601)	(647)
Class F-2	133,893	9,308	21,689	1,540	(136,312)	(9,492)	19,270	1,356
Class F-3	35,676	2,489	5,899	419	(36,713)	(2,565)	4,862	343
Total net increase (decrease)	$632,743	44,064	$192,891	13,725	$(863,540)	(60,268)	$(37,906)	(2,479)
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	48

Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$335,619	35,717	$51,252	5,463	$(544,382)	(58,037)	$(157,511)	(16,857)
Class C	7,613	813	1,972	211	(31,845)	(3,405)	(22,260)	(2,381)
Class T	—	—	—	—	—	—	—	—
Class F-1	708	75	750	80	(7,001)	(744)	(5,543)	(589)
Class F-2	59,261	6,305	6,997	746	(96,475)	(10,284)	(30,217)	(3,233)
Class F-3	15,924	1,697	2,521	269	(34,153)	(3,623)	(15,708)	(1,657)
Class 529-A	56,305	5,993	6,708	715	(61,452)	(6,539)	1,561	169
Class 529-C	4,212	450	277	30	(5,897)	(630)	(1,408)	(150)
Class 529-E	1,345	143	154	16	(1,615)	(172)	(116)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,407	2,490	1,944	207	(16,126)	(1,716)	9,225	981
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	521	55	54	6	(331)	(35)	244	26
Class ABLE-F-2	149	16	8	1	(41)	(5)	116	12
Class R-1	231	25	20	2	(201)	(22)	50	5
Class R-2	3,740	398	597	64	(5,904)	(630)	(1,567)	(168)
Class R-2E	86	9	7	1	(412)	(44)	(319)	(34)
Class R-3	6,180	658	994	106	(7,577)	(808)	(403)	(44)
Class R-4	1,207	128	437	47	(2,410)	(256)	(766)	(81)
Class R-5E	1,268	134	134	14	(552)	(59)	850	89
Class R-5	2,328	247	184	20	(1,887)	(199)	625	68
Class R-6	16,906	1,798	1,444	154	(11,791)	(1,256)	6,559	696
Total net increase (decrease)	$537,010	57,151	$76,454	8,152	$(830,052)	(88,464)	$(216,588)	(23,161)
Year ended October 31, 2023
Class A	$312,878	33,418	$49,166	5,274	$(626,646)	(66,992)	$(264,602)	(28,300)
Class C	9,440	1,010	2,192	236	(42,501)	(4,553)	(30,869)	(3,307)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,345	250	850	91	(13,505)	(1,445)	(10,310)	(1,104)
Class F-2	84,552	9,018	8,423	903	(224,294)	(23,934)	(131,319)	(14,013)
Class F-3	27,101	2,899	2,134	229	(32,090)	(3,428)	(2,855)	(300)
Class 529-A	45,672	4,880	5,666	608	(63,344)	(6,777)	(12,006)	(1,289)
Class 529-C	4,025	431	256	28	(6,688)	(717)	(2,407)	(258)
Class 529-E	1,505	160	138	15	(2,163)	(232)	(520)	(57)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	16,029	1,713	1,411	151	(14,782)	(1,581)	2,658	283
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	577	61	34	4	(262)	(28)	349	37
Class ABLE-F-2	70	7	4	— †	(34)	(3)	40	4
Class R-1	278	29	18	2	(317)	(33)	(21)	(2)
Class R-2	5,236	564	474	52	(4,911)	(529)	799	87
Class R-2E	284	30	19	2	(360)	(39)	(57)	(7)
Class R-3	7,011	748	829	89	(9,263)	(990)	(1,423)	(153)
Class R-4	1,209	130	376	40	(3,093)	(330)	(1,508)	(160)
Class R-5E	598	64	103	11	(1,560)	(166)	(859)	(91)
Class R-5	457	49	175	19	(2,492)	(264)	(1,860)	(196)
Class R-6	13,873	1,476	1,187	127	(18,446)	(1,972)	(3,386)	(369)
Total net increase (decrease)	$533,140	56,937	$73,455	7,881	$(1,066,751)	(114,013)	$(460,156)	(49,195)
Refer to the end of the tables for footnotes.

49	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$44,091	4,615	$7,719	808	$(104,900)	(11,007)	$(53,090)	(5,584)
Class C	581	61	200	21	(7,560)	(792)	(6,779)	(710)
Class T	—	—	—	—	—	—	—	—
Class F-1	74	8	42	5	(456)	(48)	(340)	(35)
Class F-2	14,569	1,528	1,451	152	(29,031)	(3,047)	(13,011)	(1,367)
Class F-3	2,980	314	172	18	(3,342)	(351)	(190)	(19)
Total net increase (decrease)	$62,295	6,526	$9,584	1,004	$(145,289)	(15,245)	$(73,410)	(7,715)
Year ended October 31, 2023
Class A	$96,261	10,198	$7,776	826	$(195,043)	(20,681)	$(91,006)	(9,657)
Class C	2,632	280	249	27	(11,537)	(1,227)	(8,656)	(920)
Class T	—	—	—	—	—	—	—	—
Class F-1	581	61	50	5	(1,572)	(166)	(941)	(100)
Class F-2	26,515	2,816	1,698	180	(61,999)	(6,564)	(33,786)	(3,568)
Class F-3	3,286	348	186	20	(11,520)	(1,221)	(8,048)	(853)
Total net increase (decrease)	$129,275	13,703	$9,959	1,058	$(281,671)	(29,859)	$(142,437)	(15,098)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

American Funds Portfolio Series	50

Financial highlights
Global Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$17.86	$.18	$5.50	$5.68	$(.20 )	$—	$(.20 )	$23.34	31.92%	$3,307	.36%	.36%	.80%	.83%
10/31/2023	17.43	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.86	10.74	2,635.37		.37	.81	.75
10/31/2022	25.43	.12	(7.31)	(7.19)	(.10 )	(.71 )	(.81 )	17.43	(29.17)	2,449.36		.36	.80	.57
10/31/2021	18.70	.06	6.84	6.90	(.06 )	(.11 )	(.17 )	25.43	37.07	3,473.37		.37	.80	.25
10/31/2020	17.19	.14	2.24	2.38	(.16 )	(.71 )	(.87 )	18.70	14.09	2,294.38		.38	.82	.83
Class C:
10/31/2024	17.32	.03	5.32	5.35	(.05 )	—	(.05 )	22.62	30.90	345	1.11	1.11	1.55	.12
10/31/2023	16.92	— [6]	1.59	1.59	—	(1.19)	(1.19)	17.32	9.97	317	1.13	1.13	1.57	.02
10/31/2022	24.81	(.03 )	(7.15)	(7.18)	—	(.71 )	(.71 )	16.92	(29.77)	328	1.12	1.12	1.56	(.17 )
10/31/2021	18.33	(.11 )	6.70	6.59	—	(.11 )	(.11 )	24.81	36.07	522	1.10	1.10	1.53	(.47 )
10/31/2020	16.87	.02	2.18	2.20	(.03 )	(.71 )	(.74 )	18.33	13.25	402	1.13	1.13	1.57	.10
Class T:
10/31/2024	17.91	.23	5.51	5.74	(.25 )	—	(.25 )	23.40	32.23 [7]	— [8]	.12 [7]	.12 [7]	.56 [7]	1.06 [7]
10/31/2023	17.47	.20	1.62	1.82	(.19 )	(1.19)	(1.38)	17.91	11.10 [7]	— [8]	.09 [7]	.09 [7]	.53 [7]	1.07 [7]
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16 )	(.71 )	(.87 )	17.47	(29.02)[7]	— [8]	.11 [7]	.11 [7]	.55 [7]	.84 [7]
10/31/2021	18.74	.12	6.84	6.96	(.10 )	(.11 )	(.21 )	25.49	37.36 [7]	— [8]	.13 [7]	.13 [7]	.56 [7]	.50 [7]
10/31/2020	17.22	.19	2.24	2.43	(.20 )	(.71 )	(.91 )	18.74	14.39 [7]	— [8]	.14 [7]	.14 [7]	.58 [7]	1.11 [7]
Class F-1:
10/31/2024	17.90	.17	5.51	5.68	(.19 )	—	(.19 )	23.39	31.86	57.38		.38	.82	.78
10/31/2023	17.45	.14	1.63	1.77	(.13 )	(1.19)	(1.32)	17.90	10.78	45.38		.38	.82	.78
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09 )	(.71 )	(.80 )	17.45	(29.23)	49.39		.39	.83	.58
10/31/2021	18.73	.08	6.83	6.91	(.06 )	(.11 )	(.17 )	25.47	37.05	78.38		.38	.81	.34
10/31/2020	17.21	.14	2.25	2.39	(.16 )	(.71 )	(.87 )	18.73	14.14	90.38		.38	.82	.83
Class F-2:
10/31/2024	17.97	.24	5.51	5.75	(.24 )	—	(.24 )	23.48	32.21	625.11		.11	.55	1.08
10/31/2023	17.52	.19	1.63	1.82	(.18 )	(1.19)	(1.37)	17.97	11.09	514.12		.12	.56	1.02
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16 )	(.71 )	(.87 )	17.52	(29.06)	485.12		.12	.56	.85
10/31/2021	18.79	.12	6.88	7.00	(.10 )	(.11 )	(.21 )	25.58	37.50	795.11		.11	.54	.49
10/31/2020	17.27	.19	2.24	2.43	(.20 )	(.71 )	(.91 )	18.79	14.36	464.12		.12	.56	1.10
Class F-3:
10/31/2024	17.93	.25	5.52	5.77	(.26 )	—	(.26 )	23.44	32.41	281.01		.01	.45	1.15
10/31/2023	17.50	.21	1.62	1.83	(.21 )	(1.19)	(1.40)	17.93	11.15	204.01		.01	.45	1.14
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19 )	(.71 )	(.90 )	17.50	(28.96)	197.01		.01	.45	.90
10/31/2021	18.76	.14	6.87	7.01	(.12 )	(.11 )	(.23 )	25.54	37.62	254.01		.01	.44	.58
10/31/2020	17.24	.17	2.28	2.45	(.22 )	(.71 )	(.93 )	18.76	14.51	142.02		.02	.46	.98
Refer to the end of the tables for footnotes.

51	American Funds Portfolio Series

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$17.81	$.17	$5.48	$5.65	$(.19 )	$—	$(.19 )	$23.27	31.86%	$781	.40%	.40%	.84%	.77%
10/31/2023	17.38	.13	1.62	1.75	(.13 )	(1.19)	(1.32)	17.81	10.73	595.42		.42	.86	.70
10/31/2022	25.38	.11	(7.30)	(7.19)	(.10 )	(.71 )	(.81 )	17.38	(29.24)	523.40		.40	.84	.52
10/31/2021	18.66	.05	6.84	6.89	(.06 )	(.11 )	(.17 )	25.38	37.08	699.40		.40	.83	.22
10/31/2020	17.16	.13	2.23	2.36	(.15 )	(.71 )	(.86 )	18.66	14.03	449.42		.42	.86	.75
Class 529-C:
10/31/2024	17.30	.01	5.33	5.34	(.03 )	—	(.03 )	22.61	30.89	35	1.16	1.16	1.60	.05
10/31/2023	16.92	(.01 )	1.58	1.57	—	(1.19)	(1.19)	17.30	9.84	31	1.19	1.19	1.63	(.03 )
10/31/2022	24.80	(.04 )	(7.13)	(7.17)	—	(.71 )	(.71 )	16.92	(29.74)	34	1.16	1.16	1.60	(.20 )
10/31/2021	18.33	(.12 )	6.70	6.58	—	(.11 )	(.11 )	24.80	36.02	59	1.15	1.15	1.58	(.52 )
10/31/2020	16.87	.03	2.16	2.19	(.02 )	(.71 )	(.73 )	18.33	13.17	47	1.19	1.19	1.63	.19
Class 529-E:
10/31/2024	17.67	.12	5.45	5.57	(.15 )	—	(.15 )	23.09	31.61	24.63		.63	1.07	.54
10/31/2023	17.26	.09	1.60	1.69	(.09 )	(1.19)	(1.28)	17.67	10.41	18.64		.64	1.08	.48
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.26	(29.37)	16.63		.63	1.07	.30
10/31/2021	18.54	— [6]	6.78	6.78	(.01 )	(.11 )	(.12 )	25.20	36.73	22.62		.62	1.05	— [9]
10/31/2020	17.06	.10	2.21	2.31	(.12 )	(.71 )	(.83 )	18.54	13.78	15.63		.63	1.07	.58
Class 529-T:
10/31/2024	17.90	.22	5.51	5.73	(.24 )	—	(.24 )	23.39	32.17 [7]	— [8]	.17 [7]	.17 [7]	.61 [7]	1.00 [7]
10/31/2023	17.46	.18	1.63	1.81	(.18 )	(1.19)	(1.37)	17.90	11.04 [7]	— [8]	.16 [7]	.16 [7]	.60 [7]	.96 [7]
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15 )	(.71 )	(.86 )	17.46	(29.07)[7]	— [8]	.16 [7]	.16 [7]	.60 [7]	.78 [7]
10/31/2021	18.73	.10	6.85	6.95	(.09 )	(.11 )	(.20 )	25.48	37.32 [7]	— [8]	.18 [7]	.18 [7]	.61 [7]	.44 [7]
10/31/2020	17.21	.18	2.24	2.42	(.19 )	(.71 )	(.90 )	18.73	14.36 [7]	— [8]	.19 [7]	.19 [7]	.63 [7]	1.02 [7]
Class 529-F-1:
10/31/2024	17.89	.21	5.51	5.72	(.23 )	—	(.23 )	23.38	32.14 [7]	— [8]	.19 [7]	.19 [7]	.63 [7]	.98 [7]
10/31/2023	17.46	.17	1.62	1.79	(.17 )	(1.19)	(1.36)	17.89	10.94 [7]	— [8]	.19 [7]	.19 [7]	.63 [7]	.92 [7]
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14 )	(.71 )	(.85 )	17.46	(29.07)[7]	— [8]	.20 [7]	.20 [7]	.64 [7]	.73 [7]
10/31/2021	18.75	.10	6.86	6.96	(.12 )	(.11 )	(.23 )	25.48	37.32 [7]	— [8]	.19 [7]	.19 [7]	.62 [7]	.43 [7]
10/31/2020	17.23	.17	2.25	2.42	(.19 )	(.71 )	(.90 )	18.75	14.35 [7]	— [8]	.18 [7]	.18 [7]	.62 [7]	.97 [7]
Class 529-F-2:
10/31/2024	17.86	.22	5.51	5.73	(.25 )	—	(.25 )	23.34	32.25	158.13		.13	.57	1.01
10/31/2023	17.43	.18	1.62	1.80	(.18 )	(1.19)	(1.37)	17.86	11.06	113.11		.11	.55	.98
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15 )	(.71 )	(.86 )	17.43	(29.05)	91.13		.13	.57	.76
10/31/2021	18.70	.10	6.85	6.95	(.10 )	(.11 )	(.21 )	25.44	37.36	106.17		.17	.60	.43
10/31/2020[10,11]	18.70	—	—	—	—	—	—	18.70	—	56	—	—	—	—
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	52

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2024	$17.86	$.24	$5.49	$5.73	$(.25 )	$—	$(.25 )	$23.34	32.29%	$— [8]	.06%	.06%	.50%	1.10%
10/31/2023	17.43	.19	1.62	1.81	(.19 )	(1.19)	(1.38)	17.86	11.11	— [8]	.08	.08	.52	1.04
10/31/2022	25.44	.17	(7.30)	(7.13)	(.17 )	(.71 )	(.88 )	17.43	(29.00)	— [8]	.08	.08	.52	.86
10/31/2021	18.70	.19	6.78	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [8]	.11	.07	.50	.79
10/31/2020[10,11]	18.70	—	—	—	—	—	—	18.70	—	— [8]	—	—	—	—
Class ABLE-A:
10/31/2024	17.78	.18	5.49	5.67	(.21 )	—	(.21 )	23.24	32.06	5.31		.25	.69	.84
10/31/2023	17.35	.15	1.63	1.78	(.16 )	(1.19)	(1.35)	17.78	10.93	3.31		.25	.69	.80
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14 )	(.71 )	(.85 )	17.35	(29.13)	2.30		.24	.68	.62
10/31/2021	18.60	.09	6.83	6.92	(.07 )	(.11 )	(.18 )	25.34	37.37	2.24		.18	.61	.40
10/31/2020	17.12	.11	2.26	2.37	(.18 )	(.71 )	(.89 )	18.60	14.11	1.42		.35	.79	.63
Class ABLE-F-2:
10/31/2024	17.87	.22	5.51	5.73	(.24 )	—	(.24 )	23.36	32.27	1.12		.07	.51	1.02
10/31/2023	17.44	.17	1.64	1.81	(.19 )	(1.19)	(1.38)	17.87	11.08	— [8]	.13	.07	.51	.91
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17 )	(.71 )	(.88 )	17.44	(28.96)	— [8]	.12	.06	.50	.70
10/31/2021	18.70	.10	6.87	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [8]	.12	.05	.48	.40
10/31/2020[10,11]	18.70	—	—	—	—	—	—	18.70	—	— [8]	—	—	—	—
Class R-1:
10/31/2024	17.48	.03	5.37	5.40	(.08 )	—	(.08 )	22.80	30.97	5	1.05	1.05	1.49	.13
10/31/2023	17.04	.02	1.61	1.63	—	(1.19)	(1.19)	17.48	10.14	4.98		.98	1.42	.12
10/31/2022	24.95	(.01 )	(7.19)	(7.20)	—	(.71 )	(.71 )	17.04	(29.68)	4	1.02	1.02	1.46	(.07 )
10/31/2021	18.42	(.09 )	6.73	6.64	—	(.11 )	(.11 )	24.95	36.17	6	1.02	1.02	1.45	(.38 )
10/31/2020	16.95	.03	2.20	2.23	(.05 )	(.71 )	(.76 )	18.42	13.37	5	1.06	1.06	1.50	.16
Class R-2:
10/31/2024	17.26	.03	5.31	5.34	(.07 )	—	(.07 )	22.53	30.96	116	1.09	1.09	1.53	.12
10/31/2023	16.87	.01	1.57	1.58	—	(1.19)	(1.19)	17.26	9.94	98	1.10	1.10	1.54	.03
10/31/2022	24.72	(.03 )	(7.11)	(7.14)	—	(.71 )	(.71 )	16.87	(29.71)	92	1.10	1.10	1.54	(.16 )
10/31/2021	18.26	(.11 )	6.68	6.57	—	(.11 )	(.11 )	24.72	36.10	134	1.10	1.10	1.53	(.47 )
10/31/2020	16.82	.02	2.18	2.20	(.05 )	(.71 )	(.76 )	18.26	13.27	98	1.11	1.11	1.55	.11
Class R-2E:
10/31/2024	17.58	.10	5.40	5.50	(.11 )	—	(.11 )	22.97	31.38	4.81		.81	1.25	.49
10/31/2023	17.17	.05	1.61	1.66	(.06 )	(1.19)	(1.25)	17.58	10.25	5.81		.81	1.25	.30
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01 )	(.71 )	(.72 )	17.17	(29.52)	5.82		.82	1.26	.10
10/31/2021	18.48	(.03 )	6.75	6.72	—	(.11 )	(.11 )	25.09	36.49	7.82		.82	1.25	(.15 )
10/31/2020	16.99	.06	2.21	2.27	(.07 )	(.71 )	(.78 )	18.48	13.57	6.82		.82	1.26	.33
Refer to the end of the tables for footnotes.

53	American Funds Portfolio Series

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$17.67	$.11	$5.44	$5.55	$(.15 )	$—	$(.15 )	$23.07	31.50%	$106	.65%	.65%	1.09%	.50%
10/31/2023	17.25	.08	1.61	1.69	(.08 )	(1.19)	(1.27)	17.67	10.46	79.65		.65	1.09	.45
10/31/2022	25.19	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.25	(29.40)	68.65		.65	1.09	.28
10/31/2021	18.53	(.01 )	6.79	6.78	(.01 )	(.11 )	(.12 )	25.19	36.73	94.65		.65	1.08	(.03 )
10/31/2020	17.05	.09	2.21	2.30	(.11 )	(.71 )	(.82 )	18.53	13.72	62.67		.67	1.11	.51
Class R-4:
10/31/2024	17.82	.18	5.48	5.66	(.20 )	—	(.20 )	23.28	31.92	57.35		.35	.79	.81
10/31/2023	17.39	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.82	10.82	43.36		.36	.80	.76
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11 )	(.71 )	(.82 )	17.39	(29.20)	38.33		.33	.77	.58
10/31/2021	18.67	.06	6.84	6.90	(.07 )	(.11 )	(.18 )	25.39	37.12	49.34		.34	.77	.27
10/31/2020	17.17	.15	2.23	2.38	(.17 )	(.71 )	(.88 )	18.67	14.13	32.35		.35	.79	.89
Class R-5E:
10/31/2024	17.82	.22	5.49	5.71	(.24 )	—	(.24 )	23.29	32.22	33.15		.15	.59	.99
10/31/2023	17.40	.16	1.63	1.79	(.18 )	(1.19)	(1.37)	17.82	10.98	23.15		.15	.59	.88
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16 )	(.71 )	(.87 )	17.40	(29.05)	17.16		.16	.60	.72
10/31/2021	18.67	.10	6.84	6.94	(.10 )	(.11 )	(.21 )	25.40	37.39	18.15		.15	.58	.44
10/31/2020	17.17	.16	2.25	2.41	(.20 )	(.71 )	(.91 )	18.67	14.31	9.16		.16	.60	.91
Class R-5:
10/31/2024	18.08	.27	5.54	5.81	(.25 )	—	(.25 )	23.64	32.35	15.06		.06	.50	1.23
10/31/2023	17.63	.19	1.64	1.83	(.19 )	(1.19)	(1.38)	18.08	11.12	14.06		.06	.50	1.05
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17 )	(.71 )	(.88 )	17.63	(28.99)	12.06		.06	.50	.86
10/31/2021	18.90	.13	6.91	7.04	(.11 )	(.11 )	(.22 )	25.72	37.49	17.06		.06	.49	.55
10/31/2020	17.36	.20	2.26	2.46	(.21 )	(.71 )	(.92 )	18.90	14.47	11.07		.07	.51	1.14
Class R-6:
10/31/2024	18.13	.26	5.57	5.83	(.26 )	—	(.26 )	23.70	32.38	166.01		.01	.45	1.16
10/31/2023	17.68	.20	1.65	1.85	(.21 )	(1.19)	(1.40)	18.13	11.15	126.01		.01	.45	1.10
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19 )	(.71 )	(.90 )	17.68	(28.95)	106.01		.01	.45	.92
10/31/2021	18.94	.14	6.94	7.08	(.12 )	(.11 )	(.23 )	25.79	37.63	146.01		.01	.44	.60
10/31/2020	17.40	.21	2.26	2.47	(.22 )	(.71 )	(.93 )	18.94	14.49	91.02		.02	.46	1.18
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	54

Financial highlights (continued)
Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$19.36	$.12	$7.06	$7.18	$(.16 )	$(.20 )	$(.36 )	$26.18	37.40%	$11,859	.35%	.35%	.72%	.51%
10/31/2023	19.25	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.36	10.73	8,407.37		.37	.75	.44
10/31/2022	27.69	.04	(7.57)	(7.53)	(.01 )	(.90 )	(.91 )	19.25	(28.11)	7,384.36		.36	.73	.16
10/31/2021	20.30	.06	8.12	8.18	(.10 )	(.69 )	(.79 )	27.69	41.12	9,462.36		.36	.73	.25
10/31/2020	18.76	.14	2.50	2.64	(.16 )	(.94 )	(1.10)	20.30	14.43	6,049.38		.38	.74	.71
Class C:
10/31/2024	18.57	(.05 )	6.76	6.71	— [6]	(.20 )	(.20 )	25.08	36.34	1,223	1.10	1.10	1.47	(.20 )
10/31/2023	18.60	(.06 )	1.72	1.66	—	(1.69)	(1.69)	18.57	9.91	1,006	1.12	1.12	1.50	(.29 )
10/31/2022	26.98	(.12 )	(7.36)	(7.48)	—	(.90 )	(.90 )	18.60	(28.67)	1,011	1.11	1.11	1.48	(.58 )
10/31/2021	19.86	(.12 )	7.93	7.81	—	(.69 )	(.69 )	26.98	40.02	1,483	1.10	1.10	1.47	(.47 )
10/31/2020	18.38	— [6]	2.45	2.45	(.03 )	(.94 )	(.97 )	19.86	13.62	1,099	1.12	1.12	1.48	— [9]
Class T:
10/31/2024	19.42	.19	7.05	7.24	(.21 )	(.20 )	(.41 )	26.25	37.67 [7]	— [8]	.10 [7]	.10 [7]	.47 [7]	.78 [7]
10/31/2023	19.30	.15	1.77	1.92	(.11 )	(1.69)	(1.80)	19.42	11.08 [7]	— [8]	.09 [7]	.09 [7]	.47 [7]	.76 [7]
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06 )	(.90 )	(.96 )	19.30	(27.91)[7]	— [8]	.10 [7]	.10 [7]	.47 [7]	.44 [7]
10/31/2021	20.34	.13	8.11	8.24	(.15 )	(.69 )	(.84 )	27.74	41.37 [7]	— [8]	.13 [7]	.13 [7]	.50 [7]	.50 [7]
10/31/2020	18.78	.20	2.51	2.71	(.21 )	(.94 )	(1.15)	20.34	14.79 [7]	— [8]	.13 [7]	.13 [7]	.49 [7]	1.03 [7]
Class F-1:
10/31/2024	19.38	.12	7.04	7.16	(.15 )	(.20 )	(.35 )	26.19	37.29	125.37		.37	.74	.50
10/31/2023	19.25	.09	1.78	1.87	(.05 )	(1.69)	(1.74)	19.38	10.75	91.37		.37	.75	.45
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90 )	(.90 )	19.25	(28.11)	95.38		.38	.75	.15
10/31/2021	20.30	.08	8.09	8.17	(.10 )	(.69 )	(.79 )	27.68	41.05	127.37		.37	.74	.31
10/31/2020	18.75	.14	2.51	2.65	(.16 )	(.94 )	(1.10)	20.30	14.48	115.38		.38	.74	.73
Class F-2:
10/31/2024	19.50	.18	7.10	7.28	(.21 )	(.20 )	(.41 )	26.37	37.70	1,558.10		.10	.47	.76
10/31/2023	19.38	.14	1.78	1.92	(.11 )	(1.69)	(1.80)	19.50	11.01	1,064.11		.11	.49	.71
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07 )	(.90 )	(.97 )	19.38	(27.92)	967.12		.12	.49	.41
10/31/2021	20.42	.12	8.16	8.28	(.15 )	(.69 )	(.84 )	27.86	41.43	1,287.11		.11	.48	.49
10/31/2020	18.86	.18	2.53	2.71	(.21 )	(.94 )	(1.15)	20.42	14.74	779.12		.12	.48	.96
Class F-3:
10/31/2024	19.46	.21	7.08	7.29	(.23 )	(.20 )	(.43 )	26.32	37.84	323.01		.01	.38	.87
10/31/2023	19.35	.17	1.76	1.93	(.13 )	(1.69)	(1.82)	19.46	11.12	223.01		.01	.39	.85
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09 )	(.90 )	(.99 )	19.35	(27.84)	237.01		.01	.38	.51
10/31/2021	20.38	.14	8.15	8.29	(.17 )	(.69 )	(.86 )	27.81	41.58	290.01		.01	.38	.55
10/31/2020	18.82	.20	2.53	2.73	(.23 )	(.94 )	(1.17)	20.38	14.89	161.01		.01	.37	1.06
Refer to the end of the tables for footnotes.

55	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$19.32	$.11	$7.03	$7.14	$(.15 )	$(.20 )	$(.35 )	$26.11	37.27%	$2,750	.39%	.39%	.76%	.46%
10/31/2023	19.21	.08	1.77	1.85	(.05 )	(1.69)	(1.74)	19.32	10.70	1,876.41		.41	.79	.39
10/31/2022	27.63	.03	(7.55)	(7.52)	— [6]	(.90 )	(.90 )	19.21	(28.12)	1,604.40		.40	.77	.12
10/31/2021	20.26	.05	8.11	8.16	(.10 )	(.69 )	(.79 )	27.63	41.07	2,002.39		.39	.76	.21
10/31/2020	18.73	.12	2.51	2.63	(.16 )	(.94 )	(1.10)	20.26	14.37	1,253.42		.42	.78	.64
Class 529-C:
10/31/2024	18.53	(.06 )	6.74	6.68	—	(.20 )	(.20 )	25.01	36.25	117	1.15	1.15	1.52	(.25 )
10/31/2023	18.57	(.07 )	1.72	1.65	—	(1.69)	(1.69)	18.53	9.87	98	1.18	1.18	1.56	(.35 )
10/31/2022	26.94	(.13 )	(7.34)	(7.47)	—	(.90 )	(.90 )	18.57	(28.67)	101	1.16	1.16	1.53	(.62 )
10/31/2021	19.84	(.12 )	7.91	7.79	—	(.69 )	(.69 )	26.94	39.96	156	1.14	1.14	1.51	(.51 )
10/31/2020	18.36	.02	2.41	2.43	(.01 )	(.94 )	(.95 )	19.84	13.53	127	1.18	1.18	1.54	.08
Class 529-E:
10/31/2024	19.08	.06	6.95	7.01	(.11 )	(.20 )	(.31 )	25.78	37.01	100.61		.61	.98	.25
10/31/2023	18.99	.03	1.76	1.79	(.01 )	(1.69)	(1.70)	19.08	10.47	69.63		.63	1.01	.18
10/31/2022	27.39	(.02 )	(7.48)	(7.50)	—	(.90 )	(.90 )	18.99	(28.30)	59.61		.61	.98	(.09 )
10/31/2021	20.10	(.01 )	8.04	8.03	(.05 )	(.69 )	(.74 )	27.39	40.74	74.61		.61	.98	(.02 )
10/31/2020	18.59	.09	2.48	2.57	(.12 )	(.94 )	(1.06)	20.10	14.16	46.63		.63	.99	.48
Class 529-T:
10/31/2024	19.40	.17	7.06	7.23	(.20 )	(.20 )	(.40 )	26.23	37.62 [7]	— [8]	.15 [7]	.15 [7]	.52 [7]	.72 [7]
10/31/2023	19.29	.13	1.77	1.90	(.10 )	(1.69)	(1.79)	19.40	10.96 [7]	— [8]	.16 [7]	.16 [7]	.54 [7]	.66 [7]
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05 )	(.90 )	(.95 )	19.29	(27.96)[7]	— [8]	.15 [7]	.15 [7]	.52 [7]	.38 [7]
10/31/2021	20.33	.11	8.12	8.23	(.14 )	(.69 )	(.83 )	27.73	41.33 [7]	— [8]	.17 [7]	.17 [7]	.54 [7]	.44 [7]
10/31/2020	18.78	.18	2.51	2.69	(.20 )	(.94 )	(1.14)	20.33	14.69 [7]	— [8]	.18 [7]	.18 [7]	.54 [7]	.94 [7]
Class 529-F-1:
10/31/2024	19.43	.17	7.06	7.23	(.19 )	(.20 )	(.39 )	26.27	37.57 [7]	— [8]	.18 [7]	.18 [7]	.55 [7]	.70 [7]
10/31/2023	19.31	.12	1.78	1.90	(.09 )	(1.69)	(1.78)	19.43	10.96 [7]	— [8]	.19 [7]	.19 [7]	.57 [7]	.62 [7]
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05 )	(.90 )	(.95 )	19.31	(27.97)[7]	— [8]	.20 [7]	.20 [7]	.57 [7]	.34 [7]
10/31/2021	20.37	.10	8.14	8.24	(.16 )	(.69 )	(.85 )	27.76	41.34 [7]	— [8]	.18 [7]	.18 [7]	.55 [7]	.41 [7]
10/31/2020	18.82	.17	2.52	2.69	(.20 )	(.94 )	(1.14)	20.37	14.67 [7]	— [8]	.18 [7]	.18 [7]	.54 [7]	.89 [7]
Class 529-F-2:
10/31/2024	19.37	.17	7.06	7.23	(.21 )	(.20 )	(.41 )	26.19	37.68	455.13		.13	.50	.71
10/31/2023	19.26	.13	1.78	1.91	(.11 )	(1.69)	(1.80)	19.37	11.02	289.12		.12	.50	.68
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06 )	(.90 )	(.96 )	19.26	(27.94)	232.13		.13	.50	.40
10/31/2021	20.30	.11	8.11	8.22	(.14 )	(.69 )	(.83 )	27.69	41.36	289.16		.16	.53	.42
10/31/2020[10,11]	20.30	—	—	—	—	—	—	20.30	—	165	—	—	—	—
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	56

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2024	$19.36	$.20	$7.03	$7.23	$(.21 )	$(.20 )	$(.41 )	$26.18	37.75%	$— [8]	.06%	.06%	.43%	.82%
10/31/2023	19.25	.15	1.77	1.92	(.12 )	(1.69)	(1.81)	19.36	11.10	— [8]	.07	.07	.45	.74
10/31/2022	27.68	.10	(7.55)	(7.45)	(.08 )	(.90 )	(.98 )	19.25	(27.90)	— [8]	.07	.07	.44	.46
10/31/2021	20.30	.14	8.10	8.24	(.17 )	(.69 )	(.86 )	27.68	41.48	— [8]	.11	.07	.44	.55
10/31/2020[10,11]	20.30	—	—	—	—	—	—	20.30	—	— [8]	—	—	—	—
Class ABLE-A:
10/31/2024	19.29	.13	7.03	7.16	(.17 )	(.20 )	(.37 )	26.08	37.48	19.31		.25	.62	.55
10/31/2023	19.18	.10	1.78	1.88	(.08 )	(1.69)	(1.77)	19.29	10.90	11.32		.26	.64	.50
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04 )	(.90 )	(.94 )	19.18	(28.02)	7.31		.25	.62	.23
10/31/2021	20.21	.09	8.09	8.18	(.11 )	(.69 )	(.80 )	27.59	41.33	6.24		.18	.55	.35
10/31/2020	18.69	.11	2.53	2.64	(.18 )	(.94 )	(1.12)	20.21	14.48	3.41		.35	.71	.57
Class ABLE-F-2:
10/31/2024	19.38	.16	7.09	7.25	(.21 )	(.20 )	(.41 )	26.22	37.79	1.11		.05	.42	.66
10/31/2023	19.27	.13	1.79	1.92	(.12 )	(1.69)	(1.81)	19.38	11.07	— [8]	.12	.06	.44	.64
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08 )	(.90 )	(.98 )	19.27	(27.91)	— [8]	.11	.05	.42	.41
10/31/2021	20.30	.09	8.18	8.27	(.17 )	(.69 )	(.86 )	27.71	41.63	— [8]	.11	.04	.41	.34
10/31/2020[10,11]	20.30	—	—	—	—	—	—	20.30	—	— [8]	—	—	—	—
Class R-1:
10/31/2024	18.64	(.05 )	6.78	6.73	(.02 )	(.20 )	(.22 )	25.15	36.29	54	1.10	1.10	1.47	(.22 )
10/31/2023	18.66	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.64	9.94	38	1.10	1.10	1.48	(.28 )
10/31/2022	27.05	(.12 )	(7.37)	(7.49)	—	(.90 )	(.90 )	18.66	(28.63)	34	1.10	1.10	1.47	(.57 )
10/31/2021	19.91	(.12 )	7.95	7.83	—	(.69 )	(.69 )	27.05	40.02	45	1.10	1.10	1.47	(.50 )
10/31/2020	18.44	— [6]	2.46	2.46	(.05 )	(.94 )	(.99 )	19.91	13.64	29	1.11	1.11	1.47	(.03 )
Class R-2:
10/31/2024	18.57	(.04 )	6.75	6.71	(.02 )	(.20 )	(.22 )	25.06	36.34	273	1.09	1.09	1.46	(.18 )
10/31/2023	18.59	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.57	9.98	212	1.09	1.09	1.47	(.27 )
10/31/2022	26.96	(.12 )	(7.35)	(7.47)	—	(.90 )	(.90 )	18.59	(28.65)	197	1.10	1.10	1.47	(.55 )
10/31/2021	19.84	(.11 )	7.92	7.81	—	(.69 )	(.69 )	26.96	40.07	321	1.09	1.09	1.46	(.47 )
10/31/2020	18.37	— [6]	2.45	2.45	(.04 )	(.94 )	(.98 )	19.84	13.64	230	1.10	1.10	1.46	.02
Class R-2E:
10/31/2024	18.89	.01	6.88	6.89	(.08 )	(.20 )	(.28 )	25.50	36.75	12.80		.80	1.17	.06
10/31/2023	18.84	— [6]	1.74	1.74	—	(1.69)	(1.69)	18.89	10.24	11.81		.81	1.19	(.01 )
10/31/2022	27.22	(.05 )	(7.43)	(7.48)	—	(.90 )	(.90 )	18.84	(28.41)	9.82		.82	1.19	(.24 )
10/31/2021	19.98	(.04 )	7.98	7.94	(.01 )	(.69 )	(.70 )	27.22	40.44	15.81		.81	1.18	(.15 )
10/31/2020	18.50	.07	2.44	2.51	(.09 )	(.94 )	(1.03)	19.98	13.89	10.82		.82	1.18	.36
Refer to the end of the tables for footnotes.

57	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$19.11	$.05	$6.96	$7.01	$(.11 )	$(.20 )	$(.31 )	$25.81	36.95%	$315	.64%	.64%	1.01%	.22%
10/31/2023	19.01	.03	1.76	1.79	— [6]	(1.69)	(1.69)	19.11	10.45	218.65		.65	1.03	.15
10/31/2022	27.42	(.03 )	(7.48)	(7.51)	—	(.90 )	(.90 )	19.01	(28.31)	180.65		.65	1.02	(.12 )
10/31/2021	20.12	(.01 )	8.05	8.04	(.05 )	(.69 )	(.74 )	27.42	40.69	235.65		.65	1.02	(.05 )
10/31/2020	18.61	.08	2.49	2.57	(.12 )	(.94 )	(1.06)	20.12	14.12	158.66		.66	1.02	.44
Class R-4:
10/31/2024	19.34	.13	7.04	7.17	(.16 )	(.20 )	(.36 )	26.15	37.40	117.34		.34	.71	.52
10/31/2023	19.23	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.34	10.76	83.34		.34	.72	.47
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90 )	(.90 )	19.23	(28.08)	76.34		.34	.71	.17
10/31/2021	20.27	.07	8.09	8.16	(.10 )	(.69 )	(.79 )	27.64	41.09	102.35		.35	.72	.26
10/31/2020	18.73	.14	2.50	2.64	(.16 )	(.94 )	(1.10)	20.27	14.47	72.36		.36	.72	.73
Class R-5E:
10/31/2024	19.34	.17	7.04	7.21	(.20 )	(.20 )	(.40 )	26.15	37.66	92.15		.15	.52	.70
10/31/2023	19.24	.12	1.78	1.90	(.11 )	(1.69)	(1.80)	19.34	10.96	58.15		.15	.53	.62
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06 )	(.90 )	(.96 )	19.24	(27.95)	42.15		.15	.52	.34
10/31/2021	20.29	.12	8.10	8.22	(.15 )	(.69 )	(.84 )	27.67	41.36	40.15		.15	.52	.48
10/31/2020	18.75	.16	2.53	2.69	(.21 )	(.94 )	(1.15)	20.29	14.70	25.16		.16	.52	.84
Class R-5:
10/31/2024	19.62	.20	7.14	7.34	(.22 )	(.20 )	(.42 )	26.54	37.78	41.06		.06	.43	.84
10/31/2023	19.49	.15	1.79	1.94	(.12 )	(1.69)	(1.81)	19.62	11.08	33.06		.06	.44	.76
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08 )	(.90 )	(.98 )	19.49	(27.89)	30.06		.06	.43	.48
10/31/2021	20.52	.14	8.20	8.34	(.16 )	(.69 )	(.85 )	28.01	41.53	41.06		.06	.43	.56
10/31/2020	18.95	.20	2.53	2.73	(.22 )	(.94 )	(1.16)	20.52	14.78	29.06		.06	.42	1.04
Class R-6:
10/31/2024	19.57	.20	7.13	7.33	(.23 )	(.20 )	(.43 )	26.47	37.83	350.01		.01	.38	.81
10/31/2023	19.45	.15	1.79	1.94	(.13 )	(1.69)	(1.82)	19.57	11.11	210.01		.01	.39	.77
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09 )	(.90 )	(.99 )	19.45	(27.84)	161.01		.01	.38	.51
10/31/2021	20.48	.15	8.18	8.33	(.17 )	(.69 )	(.86 )	27.95	41.57	186.01		.01	.38	.60
10/31/2020	18.91	.21	2.53	2.74	(.23 )	(.94 )	(1.17)	20.48	14.87	119.02		.02	.38	1.08
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	58

Financial highlights (continued)
Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$15.59	$.36	$4.12	$4.48	$(.36 )	$(.14 )	$(.50 )	$19.57	28.99%	$12,189	.33%	.33%	.66%	1.94%
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.10	9,394.33		.33	.67	2.08
10/31/2022	19.63	.27	(3.51)	(3.24)	(.27 )	(.74 )	(1.01)	15.38	(17.38)	8,590.34		.34	.67	1.58
10/31/2021	15.64	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.63	30.44	9,886.34		.34	.66	1.24
10/31/2020	15.29	.28	.91	1.19	(.29 )	(.55 )	(.84 )	15.64	7.92	6,851.34		.34	.66	1.81
Class C:
10/31/2024	15.48	.22	4.08	4.30	(.22 )	(.14 )	(.36 )	19.42	27.98	1,090	1.07	1.07	1.40	1.23
10/31/2023	15.27	.21	.87	1.08	(.21 )	(.66 )	(.87 )	15.48	7.34	1,007	1.08	1.08	1.42	1.35
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.27	(17.98)	1,097	1.07	1.07	1.40	.84
10/31/2021	15.53	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.49	29.51	1,489	1.07	1.07	1.39	.52
10/31/2020	15.19	.16	.90	1.06	(.17 )	(.55 )	(.72 )	15.53	7.10	1,237	1.08	1.08	1.40	1.09
Class T:
10/31/2024	15.60	.41	4.11	4.52	(.40 )	(.14 )	(.54 )	19.58	29.30 [7]	— [8]	.07 [7]	.07 [7]	.40 [7]	2.22 [7]
10/31/2023	15.38	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.60	8.47 [7]	— [8]	.05 [7]	.05 [7]	.39 [7]	2.39 [7]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)[7]	— [8]	.07 [7]	.07 [7]	.40 [7]	1.86 [7]
10/31/2021	15.64	.28	4.43	4.71	(.30 )	(.42 )	(.72 )	19.63	30.75 [7]	— [8]	.09 [7]	.09 [7]	.41 [7]	1.50 [7]
10/31/2020	15.29	.32	.91	1.23	(.33 )	(.55 )	(.88 )	15.64	8.21 [7]	— [8]	.08 [7]	.08 [7]	.40 [7]	2.10 [7]
Class F-1:
10/31/2024	15.59	.35	4.12	4.47	(.35 )	(.14 )	(.49 )	19.57	28.93	214.37		.37	.70	1.91
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.05	174.37		.37	.71	2.05
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26 )	(.74 )	(1.00)	15.38	(17.41)	175.38		.38	.71	1.54
10/31/2021	15.64	.22	4.44	4.66	(.25 )	(.42 )	(.67 )	19.63	30.39	215.37		.37	.69	1.23
10/31/2020	15.29	.27	.91	1.18	(.28 )	(.55 )	(.83 )	15.64	7.88	198.37		.37	.69	1.78
Class F-2:
10/31/2024	15.62	.39	4.14	4.53	(.40 )	(.14 )	(.54 )	19.61	29.27	1,535.11		.11	.44	2.14
10/31/2023	15.40	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.62	8.39	1,132.11		.11	.45	2.31
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31 )	(.74 )	(1.05)	15.40	(17.21)	1,077.12		.12	.45	1.81
10/31/2021	15.66	.27	4.45	4.72	(.30 )	(.42 )	(.72 )	19.66	30.75	1,273.11		.11	.43	1.47
10/31/2020	15.31	.31	.91	1.22	(.32 )	(.55 )	(.87 )	15.66	8.15	818.12		.12	.44	2.04
Class F-3:
10/31/2024	15.60	.41	4.12	4.53	(.41 )	(.14 )	(.55 )	19.58	29.37	361.01		.01	.34	2.26
10/31/2023	15.39	.39	.86	1.25	(.38 )	(.66 )	(1.04)	15.60	8.44	262.01		.01	.35	2.42
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32 )	(.74 )	(1.06)	15.39	(17.09)	252.01		.01	.34	1.91
10/31/2021	15.64	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.64	30.92	269.01		.01	.33	1.55
10/31/2020	15.30	.33	.90	1.23	(.34 )	(.55 )	(.89 )	15.64	8.21	120.01		.01	.33	2.15
Refer to the end of the tables for footnotes.

59	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$15.58	$.35	$4.12	$4.47	$(.35 )	$(.14 )	$(.49 )	$19.56	28.96%	$1,365	.37%	.37%	.70%	1.90%
10/31/2023	15.37	.32	.88	1.20	(.33 )	(.66 )	(.99 )	15.58	8.06	1,033.38		.38	.72	2.03
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	925.36		.36	.69	1.56
10/31/2021	15.63	.22	4.45	4.67	(.26 )	(.42 )	(.68 )	19.62	30.42	1,042.37		.37	.69	1.22
10/31/2020	15.28	.27	.91	1.18	(.28 )	(.55 )	(.83 )	15.63	7.89	730.38		.38	.70	1.75
Class 529-C:
10/31/2024	15.52	.21	4.09	4.30	(.21 )	(.14 )	(.35 )	19.47	27.91	67	1.12	1.12	1.45	1.16
10/31/2023	15.30	.20	.88	1.08	(.20 )	(.66 )	(.86 )	15.52	7.32	61	1.14	1.14	1.48	1.28
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12 )	(.74 )	(.86 )	15.30	(18.05)	65	1.13	1.13	1.46	.78
10/31/2021	15.56	.08	4.42	4.50	(.11 )	(.42 )	(.53 )	19.53	29.42	93	1.12	1.12	1.44	.46
10/31/2020	15.20	.17	.89	1.06	(.15 )	(.55 )	(.70 )	15.56	7.09	86	1.14	1.14	1.46	1.14
Class 529-E:
10/31/2024	15.54	.31	4.10	4.41	(.31 )	(.14 )	(.45 )	19.50	28.62	48.60		.60	.93	1.68
10/31/2023	15.33	.29	.87	1.16	(.29 )	(.66 )	(.95 )	15.54	7.84	40.60		.60	.94	1.80
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22 )	(.74 )	(.96 )	15.33	(17.60)	35.60		.60	.93	1.33
10/31/2021	15.59	.18	4.43	4.61	(.21 )	(.42 )	(.63 )	19.57	30.14	42.60		.60	.92	.99
10/31/2020	15.25	.24	.90	1.14	(.25 )	(.55 )	(.80 )	15.59	7.59	31.61		.61	.93	1.55
Class 529-T:
10/31/2024	15.60	.39	4.12	4.51	(.39 )	(.14 )	(.53 )	19.58	29.22 [7]	— [8]	.13 [7]	.13 [7]	.46 [7]	2.15 [7]
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.40 [7]	— [8]	.13 [7]	.13 [7]	.47 [7]	2.28 [7]
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30 )	(.74 )	(1.04)	15.38	(17.19)[7]	— [8]	.11 [7]	.11 [7]	.44 [7]	1.80 [7]
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.68 [7]	— [8]	.14 [7]	.14 [7]	.46 [7]	1.45 [7]
10/31/2020	15.29	.31	.91	1.22	(.32 )	(.55 )	(.87 )	15.64	8.15 [7]	— [8]	.13 [7]	.13 [7]	.45 [7]	2.02 [7]
Class 529-F-1:
10/31/2024	15.60	.38	4.12	4.50	(.38 )	(.14 )	(.52 )	19.58	29.15 [7]	— [8]	.18 [7]	.18 [7]	.51 [7]	2.09 [7]
10/31/2023	15.38	.36	.88	1.24	(.36 )	(.66 )	(1.02)	15.60	8.34 [7]	— [8]	.17 [7]	.17 [7]	.51 [7]	2.24 [7]
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29 )	(.74 )	(1.03)	15.38	(17.29)[7]	— [8]	.19 [7]	.19 [7]	.52 [7]	1.73 [7]
10/31/2021	15.65	.23	4.47	4.70	(.29 )	(.42 )	(.71 )	19.64	30.62 [7]	— [8]	.17 [7]	.17 [7]	.49 [7]	1.27 [7]
10/31/2020	15.30	.30	.92	1.22	(.32 )	(.55 )	(.87 )	15.65	8.14 [7]	— [8]	.14 [7]	.14 [7]	.46 [7]	2.00 [7]
Class 529-F-2:
10/31/2024	15.59	.39	4.13	4.52	(.40 )	(.14 )	(.54 )	19.57	29.26	203.11		.11	.44	2.14
10/31/2023	15.38	.37	.87	1.24	(.37 )	(.66 )	(1.03)	15.59	8.35	141.10		.10	.44	2.28
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.18)	110.11		.11	.44	1.81
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.70	113.13		.13	.45	1.45
10/31/2020[10,11]	15.64	—	—	—	—	—	—	15.64	—	67	—	—	—	—
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	60

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2024	$15.60	$.41	$4.12	$4.53	$(.41 )	$(.14 )	$(.55 )	$19.58	29.30%	$— [8]	.06%	.06%	.39%	2.21%
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.45	— [8]	.07	.07	.41	2.34
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)	— [8]	.07	.07	.40	1.85
10/31/2021	15.64	.28	4.44	4.72	(.31 )	(.42 )	(.73 )	19.63	30.78	— [8]	.12	.07	.39	1.52
10/31/2020[10,11]	15.64	—	—	—	—	—	—	15.64	—	— [8]	—	—	—	—
Class ABLE-A:
10/31/2024	15.61	.36	4.13	4.49	(.36 )	(.14 )	(.50 )	19.60	29.06	13.30		.24	.57	1.98
10/31/2023	15.38	.34	.89	1.23	(.34 )	(.66 )	(1.00)	15.61	8.28	8.30		.25	.59	2.11
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28 )	(.74 )	(1.02)	15.38	(17.32)	6.29		.23	.56	1.67
10/31/2021	15.63	.26	4.44	4.70	(.28 )	(.42 )	(.70 )	19.63	30.69	5.21		.15	.47	1.41
10/31/2020	15.27	.27	.92	1.19	(.28 )	(.55 )	(.83 )	15.63	7.97	2.39		.32	.64	1.74
Class ABLE-F-2:
10/31/2024	15.62	.39	4.15	4.54	(.40 )	(.14 )	(.54 )	19.62	29.37	1.09		.04	.37	2.12
10/31/2023	15.39	.37	.89	1.26	(.37 )	(.66 )	(1.03)	15.62	8.48	— [8]	.10	.04	.38	2.33
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.39	(17.15)	— [8]	.09	.04	.37	1.89
10/31/2021	15.64	.30	4.43	4.73	(.31 )	(.42 )	(.73 )	19.64	30.86	— [8]	.09	.03	.35	1.59
10/31/2020[10,11]	15.64	—	—	—	—	—	—	15.64	—	— [8]	—	—	—	—
Class R-1:
10/31/2024	15.50	.21	4.09	4.30	(.22 )	(.14 )	(.36 )	19.44	27.96	24	1.09	1.09	1.42	1.18
10/31/2023	15.28	.21	.88	1.09	(.21 )	(.66 )	(.87 )	15.50	7.37	19	1.10	1.10	1.44	1.31
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13 )	(.74 )	(.87 )	15.28	(18.01)	20	1.08	1.08	1.41	.84
10/31/2021	15.55	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.51	29.48	24	1.09	1.09	1.41	.50
10/31/2020	15.21	.16	.91	1.07	(.18 )	(.55 )	(.73 )	15.55	7.11	17	1.10	1.10	1.42	1.04
Class R-2:
10/31/2024	15.44	.22	4.07	4.29	(.22 )	(.14 )	(.36 )	19.37	28.02	227	1.07	1.07	1.40	1.23
10/31/2023	15.24	.21	.87	1.08	(.22 )	(.66 )	(.88 )	15.44	7.32	195	1.08	1.08	1.42	1.34
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.24	(18.01)	184	1.08	1.08	1.41	.83
10/31/2021	15.51	.09	4.41	4.50	(.13 )	(.42 )	(.55 )	19.46	29.49	198	1.08	1.08	1.40	.51
10/31/2020	15.17	.16	.91	1.07	(.18 )	(.55 )	(.73 )	15.51	7.12	159	1.08	1.08	1.40	1.08
Class R-2E:
10/31/2024	15.53	.28	4.09	4.37	(.27 )	(.14 )	(.41 )	19.49	28.36	18.81		.81	1.14	1.56
10/31/2023	15.32	.26	.87	1.13	(.26 )	(.66 )	(.92 )	15.53	7.65	20.81		.81	1.15	1.61
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18 )	(.74 )	(.92 )	15.32	(17.79)	16.81		.81	1.14	1.14
10/31/2021	15.59	.14	4.43	4.57	(.18 )	(.42 )	(.60 )	19.56	29.81	22.81		.81	1.13	.78
10/31/2020	15.25	.21	.90	1.11	(.22 )	(.55 )	(.77 )	15.59	7.38	16.81		.81	1.13	1.37
Refer to the end of the tables for footnotes.

61	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$15.52	$.30	$4.10	$4.40	$(.30 )	$(.14 )	$(.44 )	$19.48	28.61%	$221	.65%	.65%	.98%	1.62%
10/31/2023	15.31	.28	.87	1.15	(.28 )	(.66 )	(.94 )	15.52	7.80	160.65		.65	.99	1.74
10/31/2022	19.55	.22	(3.51)	(3.29)	(.21 )	(.74 )	(.95 )	15.31	(17.67)	139.65		.65	.98	1.26
10/31/2021	15.58	.17	4.43	4.60	(.21 )	(.42 )	(.63 )	19.55	30.03	169.65		.65	.97	.93
10/31/2020	15.24	.23	.90	1.13	(.24 )	(.55 )	(.79 )	15.58	7.54	117.66		.66	.98	1.50
Class R-4:
10/31/2024	15.59	.36	4.11	4.47	(.35 )	(.14 )	(.49 )	19.57	28.97	85.34		.34	.67	1.94
10/31/2023	15.37	.33	.88	1.21	(.33 )	(.66 )	(.99 )	15.59	8.16	72.34		.34	.68	2.06
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	69.34		.34	.67	1.57
10/31/2021	15.63	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.62	30.44	87.35		.35	.67	1.23
10/31/2020	15.29	.28	.90	1.18	(.29 )	(.55 )	(.84 )	15.63	7.84	65.35		.35	.67	1.83
Class R-5E:
10/31/2024	15.57	.38	4.13	4.51	(.39 )	(.14 )	(.53 )	19.55	29.26	45.14		.14	.47	2.09
10/31/2023	15.36	.36	.87	1.23	(.36 )	(.66 )	(1.02)	15.57	8.31	30.15		.15	.49	2.22
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30 )	(.74 )	(1.04)	15.36	(17.23)	22.15		.15	.48	1.76
10/31/2021	15.62	.27	4.43	4.70	(.29 )	(.42 )	(.71 )	19.61	30.71	17.15		.15	.47	1.47
10/31/2020	15.28	.30	.91	1.21	(.32 )	(.55 )	(.87 )	15.62	8.07	15.16		.16	.48	1.94
Class R-5:
10/31/2024	15.66	.41	4.14	4.55	(.41 )	(.14 )	(.55 )	19.66	29.32	30.06		.06	.39	2.22
10/31/2023	15.44	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.66	8.43	24.06		.06	.40	2.36
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31 )	(.74 )	(1.05)	15.44	(17.17)	24.06		.06	.39	1.88
10/31/2021	15.70	.28	4.46	4.74	(.31 )	(.42 )	(.73 )	19.71	30.80	33.06		.06	.38	1.52
10/31/2020	15.35	.32	.91	1.23	(.33 )	(.55 )	(.88 )	15.70	8.19	20.07		.07	.39	2.12
Class R-6:
10/31/2024	15.63	.41	4.13	4.54	(.41 )	(.14 )	(.55 )	19.62	29.38	643.01		.01	.34	2.23
10/31/2023	15.41	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.63	8.50	409.01		.01	.35	2.38
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32 )	(.74 )	(1.06)	15.41	(17.11)	348.01		.01	.34	1.90
10/31/2021	15.67	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.67	30.85	381.01		.01	.33	1.57
10/31/2020	15.32	.33	.91	1.24	(.34 )	(.55 )	(.89 )	15.67	8.26	251.01		.01	.33	2.15
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	62

Financial highlights (continued)
Moderate Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$15.15	$.40	$3.30	$3.70	$(.40 )	$(.01 )	$(.41 )	$18.44	24.58%	$9,788	.32%	.32%	.66%	2.29%
10/31/2023	15.28	.34	.43	.77	(.32 )	(.58 )	(.90 )	15.15	5.17	7,949.32		.32	.66	2.17
10/31/2022	18.94	.28	(2.99)	(2.71)	(.29 )	(.66 )	(.95 )	15.28	(15.02)	7,690.33		.33	.66	1.64
10/31/2021	15.57	.26	3.56	3.82	(.31 )	(.14 )	(.45 )	18.94	24.79	8,709.34		.34	.66	1.43
10/31/2020	15.27	.26	.63	.89	(.29 )	(.30 )	(.59 )	15.57	5.92	6,238.33		.33	.68	1.72
Class C:
10/31/2024	15.05	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.31	23.61	847	1.06	1.06	1.40	1.59
10/31/2023	15.17	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.05	4.47	856	1.06	1.06	1.40	1.44
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	992	1.06	1.06	1.39	.91
10/31/2021	15.47	.13	3.53	3.66	(.18 )	(.14 )	(.32 )	18.81	23.85	1,330	1.06	1.06	1.38	.71
10/31/2020	15.17	.15	.63	.78	(.18 )	(.30 )	(.48 )	15.47	5.18	1,129	1.07	1.07	1.42	1.01
Class T:
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.89 [7]	— [8]	.04 [7]	.04 [7]	.38 [7]	2.57 [7]
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.55 [7]	— [8]	.02 [7]	.02 [7]	.36 [7]	2.49 [7]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.82)[7]	— [8]	.05 [7]	.05 [7]	.38 [7]	1.93 [7]
10/31/2021	15.58	.31	3.55	3.86	(.35 )	(.14 )	(.49 )	18.95	25.09 [7]	— [8]	.06 [7]	.06 [7]	.38 [7]	1.71 [7]
10/31/2020	15.28	.31	.62	.93	(.33 )	(.30 )	(.63 )	15.58	6.20 [7]	— [8]	.07 [7]	.07 [7]	.42 [7]	2.00 [7]
Class F-1:
10/31/2024	15.16	.39	3.30	3.69	(.39 )	(.01 )	(.40 )	18.45	24.50	108.36		.36	.70	2.26
10/31/2023	15.28	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.16	5.18	96.36		.36	.70	2.13
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28 )	(.66 )	(.94 )	15.28	(15.11)	104.37		.37	.70	1.60
10/31/2021	15.57	.25	3.57	3.82	(.30 )	(.14 )	(.44 )	18.95	24.80	135.37		.37	.69	1.42
10/31/2020	15.27	.26	.62	.88	(.28 )	(.30 )	(.58 )	15.57	5.88	148.37		.37	.72	1.69
Class F-2:
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.84	1,282.11		.11	.45	2.50
10/31/2023	15.30	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.18	5.45	1,033.11		.11	.45	2.38
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.30	(14.86)	1,031.11		.11	.44	1.86
10/31/2021	15.59	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.97	25.09	1,219.11		.11	.43	1.66
10/31/2020	15.30	.30	.61	.91	(.32 )	(.30 )	(.62 )	15.59	6.07	838.11		.11	.46	1.95
Class F-3:
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.93	356.01		.01	.35	2.59
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.56	281.01		.01	.35	2.49
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.79)	285.01		.01	.34	1.95
10/31/2021	15.58	.31	3.56	3.87	(.36 )	(.14 )	(.50 )	18.95	25.16	282.01		.01	.33	1.73
10/31/2020	15.28	.31	.63	.94	(.34 )	(.30 )	(.64 )	15.58	6.27	143.01		.01	.36	2.04
Refer to the end of the tables for footnotes.

63	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$15.15	$.39	$3.30	$3.69	$(.39 )	$(.01 )	$(.40 )	$18.44	24.53%	$670	.35%	.35%	.69%	2.26%
10/31/2023	15.27	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.15	5.20	549.36		.36	.70	2.13
10/31/2022	18.94	.27	(2.99)	(2.72)	(.29 )	(.66 )	(.95 )	15.27	(15.10)	532.35		.35	.68	1.62
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	622.36		.36	.68	1.40
10/31/2020	15.27	.26	.63	.89	(.29 )	(.30 )	(.59 )	15.57	5.89	457.37		.37	.72	1.68
Class 529-C:
10/31/2024	15.10	.27	3.27	3.54	(.26 )	(.01 )	(.27 )	18.37	23.54	38	1.11	1.11	1.45	1.52
10/31/2023	15.22	.22	.43	.65	(.19 )	(.58 )	(.77 )	15.10	4.38	36	1.12	1.12	1.46	1.38
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15 )	(.66 )	(.81 )	15.22	(15.68)	46	1.11	1.11	1.44	.85
10/31/2021	15.51	.12	3.53	3.65	(.16 )	(.14 )	(.30 )	18.86	23.77	65	1.11	1.11	1.43	.66
10/31/2020	15.20	.16	.61	.77	(.16 )	(.30 )	(.46 )	15.51	5.11	65	1.12	1.12	1.47	1.03
Class 529-E:
10/31/2024	15.11	.35	3.29	3.64	(.35 )	(.01 )	(.36 )	18.39	24.23	19.59		.59	.93	2.03
10/31/2023	15.24	.30	.43	.73	(.28 )	(.58 )	(.86 )	15.11	4.89	17.60		.60	.94	1.90
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24 )	(.66 )	(.90 )	15.24	(15.24)	18.59		.59	.92	1.37
10/31/2021	15.53	.21	3.55	3.76	(.26 )	(.14 )	(.40 )	18.89	24.47	20.59		.59	.91	1.18
10/31/2020	15.24	.23	.61	.84	(.25 )	(.30 )	(.55 )	15.53	5.59	16.59		.59	.94	1.49
Class 529-T:
10/31/2024	15.16	.44	3.29	3.73	(.43 )	(.01 )	(.44 )	18.45	24.81 [7]	— [8]	.11 [7]	.11 [7]	.45 [7]	2.49 [7]
10/31/2023	15.28	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.16	5.50 [7]	— [8]	.07 [7]	.07 [7]	.41 [7]	2.41 [7]
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.28	(14.88)[7]	— [8]	.11 [7]	.11 [7]	.44 [7]	1.85 [7]
10/31/2021	15.57	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.95	25.11 [7]	— [8]	.12 [7]	.12 [7]	.44 [7]	1.65 [7]
10/31/2020	15.28	.30	.61	.91	(.32 )	(.30 )	(.62 )	15.57	6.07 [7]	— [8]	.13 [7]	.13 [7]	.48 [7]	1.94 [7]
Class 529-F-1:
10/31/2024	15.18	.43	3.29	3.72	(.42 )	(.01 )	(.43 )	18.47	24.70 [7]	— [8]	.17 [7]	.17 [7]	.51 [7]	2.43 [7]
10/31/2023	15.30	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.18	5.38 [7]	— [8]	.17 [7]	.17 [7]	.51 [7]	2.31 [7]
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31 )	(.66 )	(.97 )	15.30	(14.92)[7]	— [8]	.18 [7]	.18 [7]	.51 [7]	1.78 [7]
10/31/2021	15.59	.26	3.60	3.86	(.34 )	(.14 )	(.48 )	18.97	25.03 [7]	— [8]	.16 [7]	.16 [7]	.48 [7]	1.48 [7]
10/31/2020	15.29	.30	.62	.92	(.32 )	(.30 )	(.62 )	15.59	6.14 [7]	— [8]	.12 [7]	.12 [7]	.47 [7]	1.93 [7]
Class 529-F-2:
10/31/2024	15.15	.43	3.31	3.74	(.44 )	(.01 )	(.45 )	18.44	24.83	114.11		.11	.45	2.48
10/31/2023	15.27	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.15	5.46	88.11		.11	.45	2.37
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.89)	83.11		.11	.44	1.86
10/31/2021	15.57	.29	3.56	3.85	(.34 )	(.14 )	(.48 )	18.94	25.05	87.12		.12	.44	1.63
10/31/2020[10,11]	15.57	—	—	—	—	—	—	15.57	—	56	—	—	—	—
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	64

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2024	$15.15	$.44	$3.30	$3.74	$(.44 )	$(.01 )	$(.45 )	$18.44	24.88%	$— [8]	.06%	.06%	.40%	2.54%
10/31/2023	15.27	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.15	5.50	— [8]	.07	.07	.41	2.41
10/31/2022	18.94	.32	(3.00)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.86)	— [8]	.07	.07	.40	1.89
10/31/2021	15.57	.30	3.56	3.86	(.35 )	(.14 )	(.49 )	18.94	25.11	— [8]	.12	.07	.39	1.69
10/31/2020[10,11]	15.57	—	—	—	—	—	—	15.57	—	— [8]	—	—	—	—
Class ABLE-A:
10/31/2024	15.16	.40	3.31	3.71	(.40 )	(.01 )	(.41 )	18.46	24.65	11.30		.25	.59	2.30
10/31/2023	15.28	.34	.45	.79	(.33 )	(.58 )	(.91 )	15.16	5.27	7.30		.24	.58	2.19
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30 )	(.66 )	(.96 )	15.28	(14.99)	5.30		.24	.57	1.72
10/31/2021	15.57	.29	3.55	3.84	(.33 )	(.14 )	(.47 )	18.94	24.94	4.22		.16	.48	1.58
10/31/2020	15.26	.26	.64	.90	(.29 )	(.30 )	(.59 )	15.57	5.96	2.38		.32	.67	1.68
Class ABLE-F-2:
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.87	1.09		.03	.37	2.49
10/31/2023	15.29	.38	.45	.83	(.36 )	(.58 )	(.94 )	15.18	5.55	1.09		.03	.37	2.42
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33 )	(.66 )	(.99 )	15.29	(14.80)	— [8]	.09	.03	.36	1.96
10/31/2021	15.57	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.95	25.18	— [8]	.09	.02	.34	1.70
10/31/2020[10,11]	15.57	—	—	—	—	—	—	15.57	—	— [8]	—	—	—	—
Class R-1:
10/31/2024	15.09	.27	3.28	3.55	(.27 )	(.01 )	(.28 )	18.36	23.61	10	1.06	1.06	1.40	1.57
10/31/2023	15.21	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.09	4.46	9	1.08	1.08	1.42	1.42
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15 )	(.66 )	(.81 )	15.21	(15.73)	9	1.09	1.09	1.42	.88
10/31/2021	15.51	.12	3.54	3.66	(.17 )	(.14 )	(.31 )	18.86	23.83	12	1.10	1.10	1.42	.67
10/31/2020	15.20	.15	.62	.77	(.16 )	(.30 )	(.46 )	15.51	5.13	10	1.11	1.11	1.46	.96
Class R-2:
10/31/2024	15.04	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.30	23.63	136	1.08	1.08	1.42	1.55
10/31/2023	15.17	.22	.44	.66	(.21 )	(.58 )	(.79 )	15.04	4.40	120	1.08	1.08	1.42	1.42
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	123	1.07	1.07	1.40	.90
10/31/2021	15.47	.12	3.54	3.66	(.18 )	(.14 )	(.32 )	18.81	23.84	148	1.08	1.08	1.40	.69
10/31/2020	15.18	.15	.62	.77	(.18 )	(.30 )	(.48 )	15.47	5.10	122	1.08	1.08	1.43	1.00
Class R-2E:
10/31/2024	15.15	.32	3.28	3.60	(.31 )	(.01 )	(.32 )	18.43	23.88	8.81		.81	1.15	1.87
10/31/2023	15.27	.26	.45	.71	(.25 )	(.58 )	(.83 )	15.15	4.75	9.81		.81	1.15	1.66
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20 )	(.66 )	(.86 )	15.27	(15.49)	9.81		.81	1.14	1.15
10/31/2021	15.56	.18	3.55	3.73	(.22 )	(.14 )	(.36 )	18.93	24.21	12.81		.81	1.13	.98
10/31/2020	15.26	.19	.63	.82	(.22 )	(.30 )	(.52 )	15.56	5.40	10.82		.82	1.17	1.24
Refer to the end of the tables for footnotes.

65	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$15.11	$.35	$3.28	$3.63	$(.34 )	$(.01 )	$(.35 )	$18.39	24.17%	$152	.65%	.65%	.99%	1.99%
10/31/2023	15.24	.29	.43	.72	(.27 )	(.58 )	(.85 )	15.11	4.83	133.65		.65	.99	1.84
10/31/2022	18.89	.22	(2.98)	(2.76)	(.23 )	(.66 )	(.89 )	15.24	(15.30)	129.65		.65	.98	1.31
10/31/2021	15.53	.20	3.55	3.75	(.25 )	(.14 )	(.39 )	18.89	24.40	171.65		.65	.97	1.12
10/31/2020	15.23	.22	.62	.84	(.24 )	(.30 )	(.54 )	15.53	5.60	140.65		.65	1.00	1.41
Class R-4:
10/31/2024	15.16	.39	3.31	3.70	(.40 )	(.01 )	(.41 )	18.45	24.53	89.34		.34	.68	2.23
10/31/2023	15.28	.34	.44	.78	(.32 )	(.58 )	(.90 )	15.16	5.20	68.35		.35	.69	2.14
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28 )	(.66 )	(.94 )	15.28	(15.06)	70.35		.35	.68	1.60
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	105.35		.35	.67	1.41
10/31/2020	15.27	.26	.63	.89	(.29 )	(.30 )	(.59 )	15.57	5.89	94.36		.36	.71	1.73
Class R-5E:
10/31/2024	15.17	.42	3.31	3.73	(.43 )	(.01 )	(.44 )	18.46	24.75	33.15		.15	.49	2.42
10/31/2023	15.29	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.17	5.41	23.15		.15	.49	2.32
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32 )	(.66 )	(.98 )	15.29	(14.91)	18.16		.16	.49	1.80
10/31/2021	15.58	.29	3.57	3.86	(.34 )	(.14 )	(.48 )	18.96	25.04	17.16		.16	.48	1.62
10/31/2020	15.28	.29	.63	.92	(.32 )	(.30 )	(.62 )	15.58	6.10	13.16		.16	.51	1.88
Class R-5:
10/31/2024	15.20	.45	3.29	3.74	(.44 )	(.01 )	(.45 )	18.49	24.81	31.06		.06	.40	2.58
10/31/2023	15.32	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.20	5.50	27.06		.06	.40	2.45
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34 )	(.66 )	(1.00)	15.32	(14.80)	27.06		.06	.39	1.91
10/31/2021	15.61	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.99	25.11	29.06		.06	.38	1.71
10/31/2020	15.31	.31	.62	.93	(.33 )	(.30 )	(.63 )	15.61	6.20	23.06		.06	.41	2.00
Class R-6:
10/31/2024	15.19	.45	3.31	3.76	(.45 )	(.01 )	(.46 )	18.49	24.95	648.01		.01	.35	2.58
10/31/2023	15.31	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.19	5.55	508.01		.01	.35	2.46
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34 )	(.66 )	(1.00)	15.31	(14.82)	483.01		.01	.34	1.95
10/31/2021	15.61	.32	3.56	3.88	(.36 )	(.14 )	(.50 )	18.99	25.17	546.01		.01	.33	1.75
10/31/2020	15.31	.32	.62	.94	(.34 )	(.30 )	(.64 )	15.61	6.25	407.01		.01	.36	2.06
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	66

Financial highlights (continued)
Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$11.73	$.52	$1.89	$2.41	$(.52 )	$(.11 )	$(.63 )	$13.51	20.89%	$5,695	.31%	.31%	.60%	3.98%
10/31/2023	12.03	.47	(.12 )	.35	(.47 )	(.18 )	(.65 )	11.73	2.81	4,953.32		.32	.60	3.86
10/31/2022	14.00	.40	(1.72)	(1.32)	(.40 )	(.25 )	(.65 )	12.03	(9.81)	4,994.33		.33	.62	3.05
10/31/2021	12.24	.36	2.08	2.44	(.41 )	(.27 )	(.68 )	14.00	20.36	5,267.33		.33	.60	2.68
10/31/2020	12.80	.41	(.38 )	.03	(.42 )	(.17 )	(.59 )	12.24	.23	3,910.33		.33	.60	3.26
Class C:
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.92	465	1.05	1.05	1.34	3.26
10/31/2023	11.96	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.66	2.04	478	1.06	1.06	1.34	3.12
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.40)	581	1.05	1.05	1.34	2.33
10/31/2021	12.17	.27	2.05	2.32	(.31 )	(.27 )	(.58 )	13.91	19.44	717	1.05	1.05	1.32	1.97
10/31/2020	12.72	.31	(.36 )	(.05 )	(.33 )	(.17 )	(.50 )	12.17	(.44 )	622	1.06	1.06	1.33	2.54
Class T:
10/31/2024	11.73	.55	1.89	2.44	(.55 )	(.11 )	(.66 )	13.51	21.19 [7]	— [8]	.05 [7]	.05 [7]	.34 [7]	4.24 [7]
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	2.99 [7]	— [8]	.05 [7]	.05 [7]	.33 [7]	4.13 [7]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.47)[7]	— [8]	.05 [7]	.05 [7]	.34 [7]	3.34 [7]
10/31/2021	12.25	.41	2.06	2.47	(.45 )	(.27 )	(.72 )	14.00	20.60 [7]	— [8]	.04 [7]	.04 [7]	.31 [7]	3.00 [7]
10/31/2020	12.80	.44	(.36 )	.08	(.46 )	(.17 )	(.63 )	12.25	.60 [7]	— [8]	.05 [7]	.05 [7]	.32 [7]	3.55 [7]
Class F-1:
10/31/2024	11.74	.50	1.90	2.40	(.51 )	(.11 )	(.62 )	13.52	20.80	103.37		.37	.66	3.88
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.75	77.37		.37	.65	3.80
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39 )	(.25 )	(.64 )	12.04	(9.83)	75.37		.37	.66	3.02
10/31/2021	12.25	.36	2.07	2.43	(.40 )	(.27 )	(.67 )	14.01	20.28	82.37		.37	.64	2.70
10/31/2020	12.80	.40	(.37 )	.03	(.41 )	(.17 )	(.58 )	12.25	.26	87.37		.37	.64	3.22
Class F-2:
10/31/2024	11.75	.54	1.89	2.43	(.54 )	(.11 )	(.65 )	13.53	21.09	699.11		.11	.40	4.17
10/31/2023	12.05	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.75	3.02	573.11		.11	.39	4.07
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43 )	(.25 )	(.68 )	12.05	(9.59)	574.11		.11	.40	3.27
10/31/2021	12.26	.39	2.08	2.47	(.44 )	(.27 )	(.71 )	14.02	20.58	546.11		.11	.38	2.90
10/31/2020	12.81	.43	(.36 )	.07	(.45 )	(.17 )	(.62 )	12.26	.52	387.12		.12	.39	3.48
Class F-3:
10/31/2024	11.73	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.51	21.24	149.01		.01	.30	4.26
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	3.04	102.01		.01	.29	4.17
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.44)	106.01		.01	.30	3.35
10/31/2021	12.25	.40	2.07	2.47	(.45 )	(.27 )	(.72 )	14.00	20.64	99.01		.01	.28	2.98
10/31/2020	12.80	.45	(.37 )	.08	(.46 )	(.17 )	(.63 )	12.25	.63	60.01		.01	.28	3.58
Refer to the end of the tables for footnotes.

67	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$11.72	$.51	$1.89	$2.40	$(.51 )	$(.11 )	$(.62 )	$13.50	20.86%	$340	.35%	.35%	.64%	3.92%
10/31/2023	12.03	.47	(.14 )	.33	(.46 )	(.18 )	(.64 )	11.72	2.69	270.36		.36	.64	3.82
10/31/2022	13.99	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.03	(9.75)	267.34		.34	.63	3.03
10/31/2021	12.24	.36	2.06	2.42	(.40 )	(.27 )	(.67 )	13.99	20.25	289.35		.35	.62	2.66
10/31/2020	12.79	.40	(.36 )	.04	(.42 )	(.17 )	(.59 )	12.24	.28	209.37		.37	.64	3.20
Class 529-C:
10/31/2024	11.68	.41	1.87	2.28	(.41 )	(.11 )	(.52 )	13.44	19.84	24	1.10	1.10	1.39	3.19
10/31/2023	11.98	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.68	1.99	23	1.11	1.11	1.39	3.07
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29 )	(.25 )	(.54 )	11.98	(10.44)	26	1.11	1.11	1.40	2.27
10/31/2021	12.19	.26	2.05	2.31	(.30 )	(.27 )	(.57 )	13.93	19.35	34	1.10	1.10	1.37	1.92
10/31/2020	12.73	.32	(.37 )	(.05 )	(.32 )	(.17 )	(.49 )	12.19	(.46 )	30	1.11	1.11	1.38	2.58
Class 529-E:
10/31/2024	11.72	.48	1.88	2.36	(.48 )	(.11 )	(.59 )	13.49	20.48	8.59		.59	.88	3.69
10/31/2023	12.02	.44	(.13 )	.31	(.43 )	(.18 )	(.61 )	11.72	2.52	8.59		.59	.87	3.57
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36 )	(.25 )	(.61 )	12.02	(9.99)	9.59		.59	.88	2.80
10/31/2021	12.23	.33	2.07	2.40	(.38 )	(.27 )	(.65 )	13.98	20.01	10.58		.58	.85	2.42
10/31/2020	12.79	.37	(.37 )	— [6]	(.39 )	(.17 )	(.56 )	12.23	(.03 )	7.59		.59	.86	3.01
Class 529-T:
10/31/2024	11.73	.54	1.90	2.44	(.55 )	(.11 )	(.66 )	13.51	21.14 [7]	— [8]	.10 [7]	.10 [7]	.39 [7]	4.18 [7]
10/31/2023	12.04	.50	(.14 )	.36	(.49 )	(.18 )	(.67 )	11.73	2.95 [7]	— [8]	.10 [7]	.10 [7]	.38 [7]	4.07 [7]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.51)[7]	— [8]	.09 [7]	.09 [7]	.38 [7]	3.29 [7]
10/31/2021	12.25	.39	2.07	2.46	(.44 )	(.27 )	(.71 )	14.00	20.52 [7]	— [8]	.11 [7]	.11 [7]	.38 [7]	2.92 [7]
10/31/2020	12.80	.43	(.36 )	.07	(.45 )	(.17 )	(.62 )	12.25	.54 [7]	— [8]	.11 [7]	.11 [7]	.38 [7]	3.48 [7]
Class 529-F-1:
10/31/2024	11.74	.53	1.88	2.41	(.53 )	(.11 )	(.64 )	13.51	20.93 [7]	— [8]	.18 [7]	.18 [7]	.47 [7]	4.10 [7]
10/31/2023	12.04	.49	(.13 )	.36	(.48 )	(.18 )	(.66 )	11.74	2.94 [7]	— [8]	.18 [7]	.18 [7]	.46 [7]	3.99 [7]
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42 )	(.25 )	(.67 )	12.04	(9.60)[7]	— [8]	.18 [7]	.18 [7]	.47 [7]	3.20 [7]
10/31/2021	12.25	.38	2.07	2.45	(.43 )	(.27 )	(.70 )	14.00	20.47 [7]	— [8]	.16 [7]	.16 [7]	.43 [7]	2.84 [7]
10/31/2020	12.80	.43	(.36 )	.07	(.45 )	(.17 )	(.62 )	12.25	.53 [7]	— [8]	.12 [7]	.12 [7]	.39 [7]	3.46 [7]
Class 529-F-2:
10/31/2024	11.73	.54	1.88	2.42	(.54 )	(.11 )	(.65 )	13.50	21.04	64.11		.11	.40	4.16
10/31/2023	12.03	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.73	3.04	50.10		.10	.38	4.07
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.54)	47.11		.11	.40	3.27
10/31/2021	12.24	.39	2.06	2.45	(.43 )	(.27 )	(.70 )	13.99	20.51	52.13		.13	.40	2.87
10/31/2020[10,11]	12.24	—	—	—	—	—	—	12.24	—	36	—	—	—	—
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	68

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2024	$11.73	$.55	$1.88	$2.43	$(.55 )	$(.11 )	$(.66 )	$13.50	21.09%	$— [8]	.07%	.07%	.36%	4.21%
10/31/2023	12.03	.50	(.12 )	.38	(.50 )	(.18 )	(.68 )	11.73	3.06	— [8]	.07	.07	.35	4.10
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.50)	— [8]	.07	.07	.36	3.31
10/31/2021	12.24	.40	2.06	2.46	(.44 )	(.27 )	(.71 )	13.99	20.58	— [8]	.12	.07	.34	2.95
10/31/2020[10,11]	12.24	—	—	—	—	—	—	12.24	—	— [8]	—	—	—	—
Class ABLE-A:
10/31/2024	11.73	.52	1.89	2.41	(.52 )	(.11 )	(.63 )	13.51	20.91	5.29		.24	.53	4.00
10/31/2023	12.02	.48	(.12 )	.36	(.47 )	(.18 )	(.65 )	11.73	2.93	4.30		.24	.52	3.89
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41 )	(.25 )	(.66 )	12.02	(9.77)	3.29		.23	.52	3.14
10/31/2021	12.23	.38	2.07	2.45	(.42 )	(.27 )	(.69 )	13.99	20.53	2.21		.15	.42	2.80
10/31/2020	12.78	.40	(.36 )	.04	(.42 )	(.17 )	(.59 )	12.23	.29	1.38		.31	.58	3.23
Class ABLE-F-2:
10/31/2024	11.74	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.53	21.23	— [8]	.08	.03	.32	4.16
10/31/2023	12.04	.51	(.14 )	.37	(.49 )	(.18 )	(.67 )	11.74	3.05	— [8]	.09	.03	.31	4.12
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.49)	— [8]	.08	.03	.32	3.42
10/31/2021	12.24	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.00	20.68	— [8]	.08	.02	.29	2.91
10/31/2020[10,11]	12.24	—	—	—	—	—	—	12.24	—	— [8]	—	—	—	—
Class R-1:
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.95	3	1.07	1.07	1.36	3.26
10/31/2023	11.97	.38	(.13 )	.25	(.38 )	(.18 )	(.56 )	11.66	1.97	2	1.07	1.07	1.35	3.09
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30 )	(.25 )	(.55 )	11.97	(10.45)	2	1.06	1.06	1.35	2.34
10/31/2021	12.18	.26	2.07	2.33	(.31 )	(.27 )	(.58 )	13.93	19.47	2	1.09	1.09	1.36	1.97
10/31/2020	12.74	.30	(.36 )	(.06 )	(.33 )	(.17 )	(.50 )	12.18	(.54 )	2	1.13	1.13	1.40	2.45
Class R-2:
10/31/2024	11.65	.41	1.88	2.29	(.42 )	(.11 )	(.53 )	13.41	19.92	44	1.09	1.09	1.38	3.22
10/31/2023	11.96	.38	(.14 )	.24	(.37 )	(.18 )	(.55 )	11.65	1.95	40	1.09	1.09	1.37	3.07
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.44)	39	1.08	1.08	1.37	2.31
10/31/2021	12.17	.26	2.06	2.32	(.31 )	(.27 )	(.58 )	13.91	19.43	49	1.07	1.07	1.34	1.97
10/31/2020	12.72	.31	(.36 )	(.05 )	(.33 )	(.17 )	(.50 )	12.17	(.44 )	43	1.08	1.08	1.35	2.52
Class R-2E:
10/31/2024	11.72	.47	1.87	2.34	(.45 )	(.11 )	(.56 )	13.50	20.27	2.81		.81	1.10	3.60
10/31/2023	12.04	.41	(.13 )	.28	(.42 )	(.18 )	(.60 )	11.72	2.24	2.80		.80	1.08	3.35
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33 )	(.25 )	(.58 )	12.04	(10.18)	1.78		.78	1.07	2.56
10/31/2021	12.25	.30	2.07	2.37	(.35 )	(.27 )	(.62 )	14.00	19.76	1.82		.80	1.07	2.20
10/31/2020	12.79	.34	(.36 )	(.02 )	(.35 )	(.17 )	(.52 )	12.25	(.22 )	— [8]	.83	.83	1.10	2.74
Refer to the end of the tables for footnotes.

69	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$11.70	$.47	$1.89	$2.36	$(.48 )	$(.11 )	$(.59 )	$13.47	20.47%	$46	.63%	.63%	.92%	3.65%
10/31/2023	12.01	.43	(.13 )	.30	(.43 )	(.18 )	(.61 )	11.70	2.40	40.64		.64	.92	3.55
10/31/2022	13.97	.36	(1.71)	(1.35)	(.36 )	(.25 )	(.61 )	12.01	(10.03)	42.63		.63	.92	2.74
10/31/2021	12.22	.32	2.07	2.39	(.37 )	(.27 )	(.64 )	13.97	19.95	43.63		.63	.90	2.39
10/31/2020	12.77	.37	(.37 )	— [6]	(.38 )	(.17 )	(.55 )	12.22	—	35.64		.64	.91	2.94
Class R-4:
10/31/2024	11.74	.51	1.88	2.39	(.51 )	(.11 )	(.62 )	13.51	20.75	34.34		.34	.63	3.96
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.78	31.34		.34	.62	3.81
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.04	(9.74)	31.34		.34	.63	3.04
10/31/2021	12.25	.37	2.05	2.42	(.40 )	(.27 )	(.67 )	14.00	20.23	35.35		.35	.62	2.74
10/31/2020	12.80	.40	(.36 )	.04	(.42 )	(.17 )	(.59 )	12.25	.28	33.36		.36	.63	3.24
Class R-5E:
10/31/2024	11.72	.53	1.89	2.42	(.54 )	(.11 )	(.65 )	13.49	21.01	9.14		.14	.43	4.13
10/31/2023	12.02	.49	(.12 )	.37	(.49 )	(.18 )	(.67 )	11.72	2.99	8.14		.14	.42	4.00
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42 )	(.25 )	(.67 )	12.02	(9.65)	7.16		.16	.45	3.25
10/31/2021	12.23	.41	2.05	2.46	(.43 )	(.27 )	(.70 )	13.99	20.56	5.17		.17	.44	3.02
10/31/2020	12.79	.42	(.37 )	.05	(.44 )	(.17 )	(.61 )	12.23	.40	7.17		.17	.44	3.37
Class R-5:
10/31/2024	11.76	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.55	21.22	12.06		.06	.35	4.16
10/31/2023	12.07	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.76	2.98	8.06		.06	.34	4.12
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43 )	(.25 )	(.68 )	12.07	(9.46)	10.06		.06	.35	3.33
10/31/2021	12.27	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.03	20.62	8.06		.06	.33	2.96
10/31/2020	12.83	.44	(.38 )	.06	(.45 )	(.17 )	(.62 )	12.27	.50	6.06		.06	.33	3.56
Class R-6:
10/31/2024	11.76	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.54	21.19	155.01		.01	.30	4.25
10/31/2023	12.06	.51	(.13 )	.38	(.50 )	(.18 )	(.68 )	11.76	3.12	113.01		.01	.29	4.13
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44 )	(.25 )	(.69 )	12.06	(9.49)	82.01		.01	.30	3.36
10/31/2021	12.27	.41	2.07	2.48	(.45 )	(.27 )	(.72 )	14.03	20.68	83.01		.01	.28	3.00
10/31/2020	12.82	.45	(.37 )	.08	(.46 )	(.17 )	(.63 )	12.27	.63	61.02		.02	.29	3.58
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	70

Financial highlights (continued)
Tax-Aware Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$13.84	$.39	$2.68	$3.07	$(.36 )	$(.27 )	$(.63 )	$16.28	22.59%	$3,854	.32%	.64%	2.50%
10/31/2023	13.80	.36	.32	.68	(.35 )	(.29 )	(.64 )	13.84	4.92	3,127.34		.64	2.48
10/31/2022	16.11	.31	(2.20)	(1.89)	(.32 )	(.10 )	(.42 )	13.80	(11.98)	3,127.34		.63	2.04
10/31/2021	13.80	.28	2.40	2.68	(.29 )	(.08 )	(.37 )	16.11	19.58	3,309.34		.64	1.83
10/31/2020	14.05	.31	(.04 )	.27	(.32 )	(.20 )	(.52 )	13.80	1.95	2,298.35		.66	2.28
Class C:
10/31/2024	13.73	.28	2.66	2.94	(.25 )	(.27 )	(.52 )	16.15	21.74	315	1.04	1.36	1.79
10/31/2023	13.70	.25	.32	.57	(.25 )	(.29 )	(.54 )	13.73	4.13	301	1.04	1.34	1.79
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21 )	(.10 )	(.31 )	13.70	(12.58)	342	1.04	1.33	1.33
10/31/2021	13.70	.17	2.38	2.55	(.18 )	(.08 )	(.26 )	15.99	18.76	414	1.04	1.34	1.13
10/31/2020	13.94	.22	(.04 )	.18	(.22 )	(.20 )	(.42 )	13.70	1.32	331	1.05	1.36	1.58
Class T:
10/31/2024	13.84	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.29	23.02 [7]	— [8]	.03 [7]	.35 [7]	2.80 [7]
10/31/2023	13.81	.41	.31	.72	(.40 )	(.29 )	(.69 )	13.84	5.18 [7]	— [8]	.01 [7]	.31 [7]	2.82 [7]
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36 )	(.10 )	(.46 )	13.81	(11.65)[7]	— [8]	.04 [7]	.33 [7]	2.33 [7]
10/31/2021	13.80	.33	2.39	2.72	(.33 )	(.08 )	(.41 )	16.11	19.93 [7]	— [8]	.04 [7]	.34 [7]	2.14 [7]
10/31/2020	14.05	.36	(.05 )	.31	(.36 )	(.20 )	(.56 )	13.80	2.26 [7]	— [8]	.05 [7]	.36 [7]	2.58 [7]
Class F-1:
10/31/2024	13.83	.38	2.69	3.07	(.35 )	(.27 )	(.62 )	16.28	22.61	282.38		.70	2.45
10/31/2023	13.80	.35	.32	.67	(.35 )	(.29 )	(.64 )	13.83	4.80	233.38		.68	2.45
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31 )	(.10 )	(.41 )	13.80	(12.02)	241.39		.68	1.98
10/31/2021	13.80	.28	2.39	2.67	(.28 )	(.08 )	(.36 )	16.11	19.53	286.38		.68	1.79
10/31/2020	14.04	.31	(.04 )	.27	(.31 )	(.20 )	(.51 )	13.80	1.98	233.39		.70	2.25
Class F-2:
10/31/2024	13.86	.42	2.71	3.13	(.40 )	(.27 )	(.67 )	16.32	22.95	600.11		.43	2.71
10/31/2023	13.83	.39	.32	.71	(.39 )	(.29 )	(.68 )	13.86	5.07	459.12		.42	2.70
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35 )	(.10 )	(.45 )	13.83	(11.76)	439.12		.41	2.26
10/31/2021	13.82	.32	2.40	2.72	(.32 )	(.08 )	(.40 )	16.14	19.89	450.11		.41	2.05
10/31/2020	14.07	.35	(.05 )	.30	(.35 )	(.20 )	(.55 )	13.82	2.17	282.12		.43	2.51
Class F-3:
10/31/2024	13.85	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.30	23.02	162.01		.33	2.82
10/31/2023	13.82	.40	.32	.72	(.40 )	(.29 )	(.69 )	13.85	5.18	120.01		.31	2.81
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37 )	(.10 )	(.47 )	13.82	(11.67)	115.01		.30	2.37
10/31/2021	13.81	.34	2.40	2.74	(.34 )	(.08 )	(.42 )	16.13	20.02	98.01		.31	2.15
10/31/2020	14.06	.36	(.05 )	.31	(.36 )	(.20 )	(.56 )	13.81	2.29	60.02		.33	2.61
Refer to the end of the tables for footnotes.

71	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$9.16	$.37	$.26	$.63	$(.37 )	$—	$(.37 )	$9.42	6.98%	$1,265	.39%	.39%	.66%	3.94%
10/31/2023	9.28	.30	(.12 )	.18	(.30 )	—	(.30 )	9.16	1.95	1,385.39		.39	.66	3.26
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	1,666.37		.37	.63	1.57
10/31/2021	10.40	.06	(.06 )	— [6]	(.19 )	(.01 )	(.20 )	10.20	(.07 )	1,906.38		.38	.63	.62
10/31/2020	10.01	.13	.41	.54	(.15 )	—	(.15 )	10.40	5.39	1,805.39		.39	.66	1.25
Class C:
10/31/2024	9.14	.30	.26	.56	(.30 )	—	(.30 )	9.40	6.24	52	1.09	1.09	1.36	3.24
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.23	73	1.08	1.08	1.35	2.55
10/31/2022	10.18	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.26	(8.12)	104	1.07	1.07	1.33	.85
10/31/2021	10.38	(.01 )	(.06 )	(.07 )	(.12 )	(.01 )	(.13 )	10.18	(.70 )	143	1.08	1.08	1.33	(.09 )
10/31/2020	10.00	.06	.40	.46	(.08 )	—	(.08 )	10.38	4.58	174	1.09	1.09	1.36	.57
Class T:
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.21 [7]	— [8]	.08 [7]	.08 [7]	.35 [7]	4.25 [7]
10/31/2023	9.29	.34	(.13 )	.21	(.33 )	—	(.33 )	9.17	2.31 [7]	— [8]	.03 [7]	.03 [7]	.30 [7]	3.63 [7]
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.12)[7]	— [8]	.07 [7]	.07 [7]	.33 [7]	1.87 [7]
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22 [7]	— [8]	.09 [7]	.09 [7]	.34 [7]	.91 [7]
10/31/2020	10.01	.16	.41	.57	(.18 )	—	(.18 )	10.40	5.70 [7]	— [8]	.10 [7]	.10 [7]	.37 [7]	1.61 [7]
Class F-1:
10/31/2024	9.17	.37	.25	.62	(.37 )	—	(.37 )	9.42	6.86	17.39		.39	.66	3.94
10/31/2023	9.28	.30	(.11 )	.19	(.30 )	—	(.30 )	9.17	2.05	22.38		.38	.65	3.25
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.51)	32.38		.38	.64	1.54
10/31/2021	10.40	.06	(.07 )	(.01 )	(.18 )	(.01 )	(.19 )	10.20	(.09 )	53.39		.39	.64	.60
10/31/2020	10.01	.12	.42	.54	(.15 )	—	(.15 )	10.40	5.42	65.38		.38	.65	1.17
Class F-2:
10/31/2024	9.16	.40	.26	.66	(.40 )	—	(.40 )	9.42	7.28	156.11		.11	.38	4.22
10/31/2023	9.28	.33	(.12 )	.21	(.33 )	—	(.33 )	9.16	2.22	181.12		.12	.39	3.50
10/31/2022	10.20	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.27)	314.12		.12	.38	1.81
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.18	422.13		.13	.38	.87
10/31/2020	10.01	.15	.41	.56	(.17 )	—	(.17 )	10.40	5.68	412.12		.12	.39	1.41
Class F-3:
10/31/2024	9.16	.41	.26	.67	(.41 )	—	(.41 )	9.42	7.39	46.01		.01	.28	4.33
10/31/2023	9.28	.34	(.12 )	.22	(.34 )	—	(.34 )	9.16	2.34	60.01		.01	.28	3.64
10/31/2022	10.20	.19	(.91 )	(.72 )	(.19 )	(.01 )	(.20 )	9.28	(7.16)	64.01		.01	.27	1.93
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	74.02		.02	.27	1.01
10/31/2020	10.01	.15	.42	.57	(.18 )	—	(.18 )	10.40	5.77	53.03		.03	.30	1.46
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	72

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$9.16	$.37	$.25	$.62	$(.37 )	$—	$(.37 )	$9.41	6.89%	$174	.38%	.38%	.65%	3.96%
10/31/2023	9.28	.31	(.13 )	.18	(.30 )	—	(.30 )	9.16	1.96	167.38		.38	.65	3.27
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	181.37		.37	.63	1.57
10/31/2021	10.39	.06	(.05 )	.01	(.19 )	(.01 )	(.20 )	10.20	.03	214.37		.37	.62	.63
10/31/2020	10.00	.13	.41	.54	(.15 )	—	(.15 )	10.39	5.40	211.39		.39	.66	1.25
Class 529-C:
10/31/2024	9.14	.30	.25	.55	(.30 )	—	(.30 )	9.39	6.10	8	1.12	1.12	1.39	3.21
10/31/2023	9.26	.23	(.12 )	.11	(.23 )	—	(.23 )	9.14	1.18	9	1.14	1.14	1.41	2.50
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.17)	12	1.13	1.13	1.39	.81
10/31/2021	10.39	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.82 )	17	1.13	1.13	1.38	(.13 )
10/31/2020	10.00	.06	.40	.46	(.07 )	—	(.07 )	10.39	4.60	21	1.15	1.15	1.42	.61
Class 529-E:
10/31/2024	9.16	.35	.25	.60	(.35 )	—	(.35 )	9.41	6.66	4.60		.60	.87	3.74
10/31/2023	9.28	.28	(.12 )	.16	(.28 )	—	(.28 )	9.16	1.73	4.60		.60	.87	3.05
10/31/2022	10.19	.13	(.90 )	(.77 )	(.13 )	(.01 )	(.14 )	9.28	(7.61)	5.59		.59	.85	1.34
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.30 )	7.60		.60	.85	.40
10/31/2020	10.00	.11	.40	.51	(.12 )	—	(.12 )	10.39	5.16	8.61		.61	.88	1.06
Class 529-T:
10/31/2024	9.17	.39	.25	.64	(.39 )	—	(.39 )	9.42	7.13 [7]	— [8]	.15 [7]	.15 [7]	.42 [7]	4.19 [7]
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.24 [7]	— [8]	.10 [7]	.10 [7]	.37 [7]	3.55 [7]
10/31/2022	10.20	.18	(.91 )	(.73 )	(.17 )	(.01 )	(.18 )	9.29	(7.19)[7]	— [8]	.14 [7]	.14 [7]	.40 [7]	1.80 [7]
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.16 [7]	— [8]	.15 [7]	.15 [7]	.40 [7]	.85 [7]
10/31/2020	10.01	.16	.40	.56	(.17 )	—	(.17 )	10.40	5.63 [7]	— [8]	.16 [7]	.16 [7]	.43 [7]	1.54 [7]
Class 529-F-1:
10/31/2024	9.16	.39	.26	.65	(.39 )	—	(.39 )	9.42	7.19 [7]	— [8]	.21 [7]	.21 [7]	.48 [7]	4.13 [7]
10/31/2023	9.28	.32	(.12 )	.20	(.32 )	—	(.32 )	9.16	2.13 [7]	— [8]	.21 [7]	.21 [7]	.48 [7]	3.45 [7]
10/31/2022	10.20	.17	(.91 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.33)[7]	— [8]	.19 [7]	.19 [7]	.45 [7]	1.75 [7]
10/31/2021	10.40	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.20	.13 [7]	— [8]	.19 [7]	.19 [7]	.44 [7]	.81 [7]
10/31/2020	10.01	.16	.40	.56	(.17 )	—	(.17 )	10.40	5.64 [7]	— [8]	.15 [7]	.15 [7]	.42 [7]	1.52 [7]
Class 529-F-2:
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.17	52.11		.11	.38	4.23
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.25	42.10		.10	.37	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.16)	39.11		.11	.37	1.83
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.17	44.14		.14	.39	.86
10/31/2020[10,11]	10.40	—	—	—	—	—	—	10.40	—	40	—	—	—	—
Refer to the end of the tables for footnotes.

73	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2024	$9.17	$.40	$.25	$.65	$(.40 )	$—	$(.40 )	$9.42	7.21%	$— [8]	.08%	.08%	.35%	4.26%
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.26	— [8]	.09	.09	.36	3.57
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.13)	— [8]	.08	.08	.34	1.86
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22	— [8]	.15	.09	.34	.90
10/31/2020[10,11]	10.40	—	—	—	—	—	—	10.40	—	— [8]	—	—	—	—
Class ABLE-A:
10/31/2024	9.18	.38	.26	.64	(.38 )	—	(.38 )	9.44	7.06	1.31		.25	.52	4.09
10/31/2023	9.29	.32	(.12 )	.20	(.31 )	—	(.31 )	9.18	2.14	1.31		.25	.52	3.41
10/31/2022	10.21	.17	(.92 )	(.75 )	(.16 )	(.01 )	(.17 )	9.29	(7.42)	1.30		.25	.51	1.71
10/31/2021	10.40	.08	(.06 )	.02	(.20 )	(.01 )	(.21 )	10.21	.17	1.25		.19	.44	.82
10/31/2020	10.01	.13	.41	.54	(.15 )	—	(.15 )	10.40	5.39	— [8]	.39	.33	.60	1.30
Class ABLE-F-2:
10/31/2024	9.21	.41	.25	.66	(.40 )	—	(.40 )	9.47	7.26	— [8]	.10	.04	.31	4.32
10/31/2023	9.32	.34	(.12 )	.22	(.33 )	—	(.33 )	9.21	2.35	— [8]	.10	.04	.31	3.60
10/31/2022	10.21	.19	(.89 )	(.70 )	(.18 )	(.01 )	(.19 )	9.32	(6.94)	— [8]	.09	.03	.29	1.93
10/31/2021	10.40	.10	(.06 )	.04	(.22 )	(.01 )	(.23 )	10.21	.32	— [8]	.09	.03	.28	.96
10/31/2020[10,11]	10.40	—	—	—	—	—	—	10.40	—	— [8]	—	—	—	—
Class R-1:
10/31/2024	9.14	.31	.26	.57	(.31 )	—	(.31 )	9.40	6.32	1	1.04	1.04	1.31	3.29
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.28	1	1.05	1.05	1.32	2.59
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.13)	1	1.11	1.11	1.37	.84
10/31/2021	10.39	(.02 )	(.06 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.83 )	1	1.16	1.16	1.41	(.16 )
10/31/2020	10.01	.04	.41	.45	(.07 )	—	(.07 )	10.39	4.50	1	1.18	1.18	1.45	.41
Class R-2:
10/31/2024	9.12	.30	.26	.56	(.31 )	—	(.31 )	9.37	6.17	18	1.08	1.08	1.35	3.26
10/31/2023	9.24	.24	(.12 )	.12	(.24 )	—	(.24 )	9.12	1.26	19	1.08	1.08	1.35	2.58
10/31/2022	10.16	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.24	(8.13)	18	1.09	1.09	1.35	.86
10/31/2021	10.37	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.16	(.80 )	19	1.12	1.12	1.37	(.12 )
10/31/2020	9.98	.06	.40	.46	(.07 )	—	(.07 )	10.37	4.66	25	1.13	1.13	1.40	.55
Class R-2E:
10/31/2024	9.16	.33	.26	.59	(.32 )	—	(.32 )	9.43	6.55	— [8]	.89	.85	1.12	3.47
10/31/2023	9.28	.27	(.13 )	.14	(.26 )	—	(.26 )	9.16	1.49	1.82		.82	1.09	2.86
10/31/2022	10.20	.10	(.90 )	(.80 )	(.11 )	(.01 )	(.12 )	9.28	(7.91)	1.82		.82	1.08	1.06
10/31/2021	10.40	.01	(.06 )	(.05 )	(.14 )	(.01 )	(.15 )	10.20	(.54 )	1.86		.85	1.10	.13
10/31/2020	10.01	.08	.41	.49	(.10 )	—	(.10 )	10.40	4.95	1.83		.83	1.10	.82
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	74

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$9.15	$.35	$.26	$.61	$(.35 )	$—	$(.35 )	$9.41	6.74%	$27	.63%	.63%	.90%	3.70%
10/31/2023	9.27	.28	(.12 )	.16	(.28 )	—	(.28 )	9.15	1.69	27.64		.64	.91	3.01
10/31/2022	10.19	.13	(.92 )	(.79 )	(.12 )	(.01 )	(.13 )	9.27	(7.74)	29.64		.64	.90	1.31
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.35 )	29.66		.66	.91	.34
10/31/2020	10.00	.10	.41	.51	(.12 )	—	(.12 )	10.39	5.12	29.67		.67	.94	.99
Class R-4:
10/31/2024	9.17	.37	.26	.63	(.38 )	—	(.38 )	9.42	6.92	11.34		.34	.61	3.99
10/31/2023	9.29	.31	(.12 )	.19	(.31 )	—	(.31 )	9.17	2.00	11.34		.34	.61	3.32
10/31/2022	10.20	.16	(.91 )	(.75 )	(.15 )	(.01 )	(.16 )	9.29	(7.36)	13.33		.33	.59	1.60
10/31/2021	10.40	.07	(.07 )	— [6]	(.19 )	(.01 )	(.20 )	10.20	(.05 )	15.35		.35	.60	.64
10/31/2020	10.01	.13	.41	.54	(.15 )	—	(.15 )	10.40	5.43	17.36		.36	.63	1.31
Class R-5E:
10/31/2024	9.17	.39	.26	.65	(.39 )	—	(.39 )	9.43	7.23	4.16		.16	.43	4.18
10/31/2023	9.29	.32	(.12 )	.20	(.32 )	—	(.32 )	9.17	2.17	3.17		.17	.44	3.45
10/31/2022	10.21	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.29	(7.29)	4.16		.16	.42	1.80
10/31/2021	10.41	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.21	.13	3.17		.17	.42	.82
10/31/2020	10.02	.15	.41	.56	(.17 )	—	(.17 )	10.41	5.61	3.18		.18	.45	1.46
Class R-5:
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.22	5.06		.06	.33	4.28
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.28	4.06		.06	.33	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.11)	6.06		.06	.32	1.87
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.24	5.07		.07	.32	.92
10/31/2020	10.01	.15	.42	.57	(.18 )	—	(.18 )	10.40	5.72	6.08		.08	.35	1.50
Class R-6:
10/31/2024	9.17	.41	.25	.66	(.41 )	—	(.41 )	9.42	7.28	36.01		.01	.28	4.33
10/31/2023	9.29	.34	(.12 )	.22	(.34 )	—	(.34 )	9.17	2.34	29.01		.01	.28	3.63
10/31/2022	10.20	.19	(.90 )	(.71 )	(.19 )	(.01 )	(.20 )	9.29	(7.06)	32.01		.01	.27	1.92
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	44.02		.02	.27	.97
10/31/2020	10.01	.16	.41	.57	(.18 )	—	(.18 )	10.40	5.76	44.03		.03	.30	1.59
Refer to the end of the tables for footnotes.

75	American Funds Portfolio Series

Financial highlights (continued)
Tax-Exempt Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
10/31/2024	$9.22	$.22	$.38	$.60	$(.22 )	$9.60	6.50%	$330	.35%	.35%	.61%	2.31%
10/31/2023	9.26	.18	(.04 )	.14	(.18 )	9.22	1.45	369.34		.34	.58	1.86
10/31/2022	9.99	.09	(.71 )	(.62 )	(.11 )	9.26	(6.24)	459.34		.34	.61	.91
10/31/2021	10.03	.07	(.01 )	.06	(.10 )	9.99	.60	525.35		.35	.63	.70
10/31/2020	9.88	.13	.16	.29	(.14 )	10.03	2.98	426.37		.36	.66	1.27
Class C:
10/31/2024	9.20	.15	.39	.54	(.15 )	9.59	5.85	10	1.04	1.04	1.30	1.59
10/31/2023	9.24	.11	(.04 )	.07	(.11 )	9.20	.73	16	1.04	1.04	1.28	1.15
10/31/2022	9.97	.02	(.71 )	(.69 )	(.04 )	9.24	(6.91)	25	1.04	1.04	1.31	.19
10/31/2021	10.01	— [6]	— [6]	— [6]	(.04 )	9.97	(.05 )	37	1.05	1.05	1.33	.01
10/31/2020	9.87	.06	.15	.21	(.07 )	10.01	2.16	39	1.07	1.06	1.36	.58
Class T:
10/31/2024	9.22	.25	.39	.64	(.25 )	9.61	6.98 [7]	— [8]	.01 [7]	.01 [7]	.27 [7]	2.65 [7]
10/31/2023	9.26	.21	(.04 )	.17	(.21 )	9.22	1.79 [7]	— [8]	.01 [7]	.01 [7]	.25 [7]	2.20 [7]
10/31/2022	9.99	.12	(.71 )	(.59 )	(.14 )	9.26	(5.97)[7]	— [8]	.05 [7]	.05 [7]	.32 [7]	1.21 [7]
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	9.99	.89 [7]	— [8]	.05 [7]	.05 [7]	.33 [7]	1.00 [7]
10/31/2020	9.88	.16	.16	.32	(.17 )	10.03	3.28 [7]	— [8]	.07 [7]	.07 [7]	.37 [7]	1.58 [7]
Class F-1:
10/31/2024	9.23	.22	.38	.60	(.21 )	9.62	6.56	2.39		.39	.65	2.27
10/31/2023	9.27	.17	(.04 )	.13	(.17 )	9.23	1.40	2.39		.39	.63	1.80
10/31/2022	10.00	.08	(.71 )	(.63 )	(.10 )	9.27	(6.30)	3.39		.39	.66	.79
10/31/2021	10.03	.07	(.01 )	.06	(.09 )	10.00	.65	7.40		.40	.68	.66
10/31/2020	9.88	.12	.17	.29	(.14 )	10.03	2.93	9.39		.39	.70	1.16
Class F-2:
10/31/2024	9.22	.24	.38	.62	(.24 )	9.60	6.76	54.11		.11	.37	2.55
10/31/2023	9.26	.20	(.04 )	.16	(.20 )	9.22	1.69	64.11		.11	.35	2.08
10/31/2022	9.99	.10	(.70 )	(.60 )	(.13 )	9.26	(6.04)	98.12		.12	.39	1.08
10/31/2021	10.03	.09	(.01 )	.08	(.12 )	9.99	.83	171.12		.12	.40	.92
10/31/2020	9.88	.15	.16	.31	(.16 )	10.03	3.21	112.13		.13	.43	1.47
Class F-3:
10/31/2024	9.22	.25	.39	.64	(.25 )	9.61	6.97	7.01		.01	.27	2.65
10/31/2023	9.26	.20	(.03 )	.17	(.21 )	9.22	1.80	7.01		.01	.25	2.16
10/31/2022	9.99	.11	(.70 )	(.59 )	(.14 )	9.26	(5.93)	15.01		.01	.28	1.14
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	9.99	.93	42.02		.02	.30	1.01
10/31/2020	9.88	.15	.17	.32	(.17 )	10.03	3.32	19.04		.03	.33	1.54
Refer to the end of the tables for footnotes.

American Funds Portfolio Series	76

Financial highlights (continued)

Portfolio turnover rate for all share classes[12]	Year ended October 31,
	2024	2023	2022	2021	2020
Global Growth Portfolio	12%	9%	5%	5%	27%
Growth Portfolio	16	1	2	5	30
Growth and Income Portfolio	10	2	7	18	13
Moderate Growth and Income Portfolio	4	9	2	11	17
Conservative Growth and Income Portfolio	16	4	4	30	23
Tax-Aware Conservative Growth and Income Portfolio	40	4	4	— [13]	14
Preservation Portfolio	6	9	20	17	1
Tax-Exempt Preservation Portfolio	34	5	20	5	7

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from Commonwealth Savers Plan and/or CRMC. During some of the years shown,
Commonwealth Savers Plan waived a portion of ABLE plan services fees for existing Class ABLE shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and reimbursed a portion of miscellaneous fees and expenses for
Tax-Exempt Preservation Portfolio.

[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Amount less than $.01.
[7]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[8]	Amount less than $1 million.
[9]	Amount less than .01%.
[10]	Based on operations for a period that is less than a full year.
[11]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Amount is either less than 1% or there is no turnover.
Refer to the notes to financial statements.

77	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Portfolio Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio, American Funds Conservative Growth and Income Portfolio, American Funds Tax-Aware Conservative Growth and Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio (the “Funds”), including the investment portfolios as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Funds Portfolio Series as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Portfolio Series	78

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2024:
	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$16,428,000	$170,755,000	$137,992,000	$17,409,000
Foreign taxes (per share)	$0.0186	$0.0051	$0.0054	$0.0037
Foreign source income (per share)	$0.1463	$0.0311	$0.0507	$0.0344
Qualified dividend income	100%	100%	$266,547,000	$213,438,000
Section 199A dividends	—	—	$4,046,000	$5,042,000
Section 163(j) interest dividends	$6,449,000	—	$150,960,000	$177,422,000
Corporate dividends received deduction	$31,130,000	100%	$174,382,000	$135,845,000
U.S. government income that may be exempt from state taxation	$2,643,000	$6,812,000	$44,280,000	$46,276,000

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$73,486,000	$83,259,000	—	—
Foreign taxes (per share)	$0.0006	$0.0035	—	—
Foreign source income (per share)	$0.0191	$0.0397	—	—
Qualified dividend income	$109,602,000	100% *	$17,000	—
Section 199A dividends	$5,332,000	—	—	—
Section 163(j) interest dividends	$222,918,000	$6,304,000	$84,328,000	—
Corporate dividends received deduction	$75,282,000	$34,523,000	$17,000	—
Exempt interest dividends	—	$70,146,000	—	$9,652,000
U.S. government income that may be exempt from state taxation	$27,023,000	$2,142,000	$26,270,000	—
*
The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

79	American Funds Portfolio Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Portfolio Series	80

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Portfolio Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2025